Securities Act Registration No. 333-205138
Investment Act Registration No. 811-07661

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 5	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 63	[X]

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
Registrant

AMERITAS LIFE INSURANCE CORP.
Depositor
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

ANN D. DIERS
Vice President & Associate General Counsel, Variable Contracts & AIC
Ameritas Life Insurance Corp.
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2018 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: SECURITIES OF UNIT INVESTMENT TRUST
Ameritas Advisor No-Load VA

PROSPECTUS: May 1, 2018
Ameritas Advisor No-Load VA

Flexible Premium Deferred Variable Annuity Policy	Ameritas Life Insurance Corp. Separate Account LLVA

This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in the non-publicly traded portfolios below,* or you may allocate part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

AMERICAN CENTURY VP Class I	FIDELITY® VIP Initial Class (cont'd)	RYDEX (cont'd)
International	Growth	NASDAQ-100®
Mid Cap Value	High Income	Nova
CALVERT VARIABLE PRODUCTS	Investment Grade Bond	Precious Metals
VP EAFE International Index, Class I	Mid Cap	Russell 2000® 1.5x Strategy
VP Russell 2000 Small Cap Index, Class I	Overseas	T. ROWE PRICE
VP S&P 500 Index	Strategic Income	Blue Chip Growth
VP Volatility Managed Growth, Class F	FTVIPT Class 2	THIRD AVENUE
VP Volatility Managed Moderate Growth, Class F	Templeton Global Bond VIP	Value
VP Volatility Managed Moderate, Class F	INVESCO V.I. Series I	VANGUARD® VIF
CALVERT VARIABLE SERIES	American Franchise	Balanced
VP SRI Balanced, Class I	International Growth	Conservative Allocation
DEUTSCHE VS I Class A	MFS® VIT Initial Class	Diversified Value
Capital Growth VIP	Utilities	Equity Income
DEUTSCHE VS II Class A	MFS® VIT II Initial Class	Equity Index
International Growth VIP	Research International	Growth
Small Mid Cap Value VIP	MORGAN STANLEY VIF Class I	High Yield Bond
DIMENSIONAL FUND ADVISORS	Emerging Markets Equity	International
VA Global Bond	NEUBERGER BERMAN AMT Class I	Mid-Cap Index
VA Global Moderate Allocation	Large Cap Value	Moderate Allocation
VA International Small	Mid Cap Intrinsic Value	Real Estate Index
VA International Value	PIMCO VIT Administrative Class	Short-Term Investment-Grade
VA Short-Term Fixed	CommodityRealReturn® Strategy	Small Company Growth
VA U.S. Large Value	Total Return	Total Bond Market Index
VA U.S. Targeted Value	RYDEX	Total Stock Market Index
FIDELITY® VIP Initial Class	Guggenheim Long Short Equity
Contrafund®	Government Long Bond 1.2x Strategy
Equity-Income	Inverse Government Long Bond Strategy
Government Money Market	Inverse NASDAQ-100® Strategy
Inverse S&P 500® Strategy

* Short cites are used in this list. The INVESTMENT OPTIONS section uses complete fund and portfolio names.

Please Read this Prospectus Carefully and Keep It for Future Reference.

It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from our Service Center.

A Statement of Additional Information dated May 1, 2018 , and other information about us and the Policy is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, you may access it on the SEC's website (www.sec.gov), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

POLICY GUARANTEES, WHICH ARE OBLIGATIONS OF THE GENERAL ACCOUNT, ARE SUBJECT TO THE CLAIMS PAYING ABILITY OF THE COMPANY.

The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED ■ MAY LOSE VALUE ■ NO BANK GUARANTEE
Ameritas Life Insurance Corp. (Company, we, us, our, Ameritas Life)
Service Center, P.O. Box 81889, Lincoln, Nebraska 68501 800-255-9678 ameritasdirect.com
Ameritas Advisor No-Load VA	1

TABLE OF CONTENTS

Contacting Us. To have questions answered or to send additional premiums, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.,

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

OR

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-255-9678

Fax: 402-467-7335

Interfund Transfer Request Fax:

402-467-7923

email: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notices by facsimiles. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:

"Ameritas Life Insurance Corp."

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

DEFINED TERMS	3
POLICY OVERVIEW	4
Policy Operation and Features	4
Tax-Qualified Plans	5
CHARGES	5
Base Policy Charges	5
Portfolio Company Operating Expenses	5
Examples of Expenses	13
FINANCIAL INFORMATION	13
Accumulation Unit Values	13
Financial Statements	13
CHARGES EXPLAINED	13
Mortality and Expense Risk Charge	13
Administrative Charges	14
Transfer Fee	14
Tax Charges	14
Guaranteed Lifetime Withdrawal Benefit 2
("GLWB2") Charge	14
Fees Charged by the Portfolios	14
Waiver of Certain Charges	14
INVESTMENT OPTIONS	15
Separate Account Variable Investment Options	15
Fixed Account Investment Option	22
Transfers	22
Third Party Services	23
Disruptive Trading Procedures	23
Systematic Transfer Programs	24
GLWB Models	25
IMPORTANT POLICY PROVISIONS	27
Policy Application and Issuance	27
Your Policy Value	28
Telephone Transactions	29
Death of Annuitant	29
Delay of Payments	29
Beneficiary	29
Minor Owner or Beneficiary	30
Policy Changes	30
Policy Termination	30
POLICY DISTRIBUTIONS	30
Withdrawals	30
Death Benefits	31
Annuity Income Benefits	33
GLWB2 Rider	35
FEDERAL INCOME TAX MATTERS	41
MISCELLANEOUS	43
About Our Company	43
Distribution of the Policies	43
Voting Rights	43
Legal Proceedings	43
APPENDIX A: Tax-Qualified Plan Disclosures	44
APPENDIX B: State-Specific Contract Provisions	50
APPENDIX C: Accumulation Unit Values	51
Statement of Additional Information Table of Contents	83
Ameritas Advisor No-Load VA	2

DEFINED TERMS

Defined terms, other than "we, us, our," "you and your," are shown using initial capital letters in this prospectus.

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payouts are scheduled to begin. This date is identified on the Policy Specifications page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable Policy fee and any premium tax charge not previously deducted.

Company, we, us, our, Ameritas Life – Ameritas Life Insurance Corp.

Owner, you, your is you – the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the date two Business Days after we receive your application in good order and the initial premium. It is the date used to determine the Policy Year/Month/Anniversary dates.

Policy Year/Month/Anniversary is measured from respective anniversary dates of the Policy Date of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

Written Notice – Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas Life, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 O Street, Lincoln, NE 68510), fax 402-467-7335. Call us if you have questions about what form or information is required.

This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.

The Policy, and certain features described in this prospectus, may not be available in all states.

If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

Ameritas Advisor No-Load VA	3

POLICY OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional detail.

The Ameritas Advisor No-Load VA is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. Its costs are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You have a short time period to review your Policy and cancel it. The terms of this "right to examine" period vary by state (see the cover of your Policy). You can allocate your premiums among a wide spectrum of investments and transfer money from one underlying investment portfolio to another without tax liability. In the Separate Account variable investment options, you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described in this prospectus' first page and in the INVESTMENT OPTIONS section. The Policy is not designed for use by market-timing organizations or other persons or entities that use programmed or frequent transfers among investment options. More information about our market-timing restrictions is in the INVESTMENT OPTIONS – TRANSFERS and DISRUPTIVE TRADING PROCEDURES sections.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to income tax and a penalty tax.

Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select (or the later of the fifth Policy Anniversary or the Policy Anniversary nearest the Annuitant's 85th birthday). During the annuity income period, we will make periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable.

A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary.

Policy guarantees, which are obligations of the general account, are subject to the claims paying ability of the Company.

POLICY OPERATION AND FEATURES

Premiums

▪	Minimum initial premium: $2,000.
▪	Minimum additional premium: $250, or $50 per month if through a regularly billed program.
▪	No additional premiums will be accepted after the earlier of the Annuity Date or the Policy Anniversary nearest your 85th birthday without our approval.
▪	Prior approval is required for any premium resulting in more than $1 million in total premium of all annuities with us for the same Owner or Annuitant.

Investment Options

▪	You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Deductions from Assets

(See CHARGES on next pages.)

Withdrawals

▪	There are no withdrawal charges.
▪	Each withdrawal must be at least $250.
▪	An optional Guaranteed Lifetime Withdrawal Benefit 2 rider ("GLWB2") may be available for policies issued prior to May 1, 2017.

Annuity Income

▪	Several fixed annuity income options are available.
Ameritas Advisor No-Load VA	4

Death Benefit

▪	A death benefit is paid upon the death of the Owner.

TAX-QUALIFIED PLANS

The Policy can be used to fund a tax-qualified plan such as an IRA, Roth IRA (including rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA. This Prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Tax-Qualified Plan Disclosures in this prospectus' Appendix A to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

CHARGES

BASE POLICY CHARGES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. We may increase CURRENT FEES, but we guarantee that each CURRENT FEE will never exceed the corresponding GUARANTEED MAXIMUM FEE.

The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options.

	Guaranteed Maximum Fees	Current Fees
TRANSACTION FEES
SALES LOAD	None	None
WITHDRAWAL CHARGE	None	None
PREMIUM TAXES Levied by some states and municipalities. Rates and timing of the tax vary and may change.		0% - 3.5%
TRANSFER FEE (per transfer)
➢ first 15 transfers per Policy Year	None	None
➢ over 15 transfers in one Policy Year, we may charge	$10	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

	Guaranteed Maximum Fees	Current Fees
ANNUAL POLICY FEE (Deducted at end of each Policy Year or upon total surrender. Waived if Policy value exceeds an amount, which we declare annually, on a Policy Anniversary)	$40	$40
SEPARATE ACCOUNT ANNUAL EXPENSES (Deducted daily from assets allocated to the Separate Account to equal the annual % shown.)
MORTALITY & EXPENSE RISK CHARGE	0.80%	0.45%

OPTIONAL RIDER/ENDORSEMENT FEES (Deducted monthly from Policy value to equal the annual % shown)

Guaranteed Lifetime Withdrawal Benefit 2 ("GLWB2")

(Fee is determined by applying the % to the Rider Charge Base and is deducted during the accumulation and withdrawal phases.) (For Policies issued on or after May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.)

	Guaranteed Maximum Fees	Current Fees *
Single Life	2.00%	1.25%
Joint Spousal – for non-qualified plans and IRA plans only**	2.50%	1.50%

* Current rates for the GLWB2 Rider are subject to change as described in the CHARGES EXPLAINED section. See the GLWB2 RIDER section for the definition of Rider Charge Base.

** Traditional, SEP, SIMPLE, or Roth IRAs.

PORTFOLIO COMPANY OPERATING EXPENSES

(for the year ended December 31, 2017 , unless noted)

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any contractual waivers or reductions, that you may pay periodically during the time that you own the Policy. More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES Expenses that are deducted from portfolio company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	Minimum		Maximum
Before any Contractual Waivers or Reimbursements	0.14%	(1)	4.04%	(2)
After any Contractual Waivers or Reimbursements	0.14%	(1)	4.04%	(2)

(1)       Vanguard® VIF Conservative Allocation and Moderate Allocation

(2)       Rydex Inverse Government Long Bond Strategy

Ameritas Advisor No-Load VA	5

Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees**	Other Fees	Acquired Fund Fees and Expenses***	Total Portfolio Fees	Waivers and Reductions ****	Total Expenses after Waivers and Reductions, if any
AMERICAN CENTURY VP, Class I
International	1.34%	-	0.01%	-	1.35%	0.33%	1.02%	(1)
Mid Cap Value	1.00%	-	0.01%	-	1.01%	0.16%	0.85%	(1)
CALVERT VARIABLE PRODUCTS (CVP)
VP EAFE International Index, Class I	0.42%	-	0.26%	-	0.68%	0.20%	0.48%	(1)
VP Russell 2000 Small Cap Index, Class I	0.37%	-	0.28%	-	0.65%	0.27%	0.38%	(1)
VP S&P 500 Index*****	0.30%	-	0.10%	-	0.40%	0.12%	0.28%	(1)
VP Volatility Managed Growth, Class F	0.54%	0.25%	0.08%	0.10%	0.97%	0.04%	0.93%	(1)
VP Volatility Managed Moderate Growth, Class F	0.54%	0.25%	0.12%	0.09%	1.00%	0.08%	0.92%	(1)
VP Volatility Managed Moderate, Class F	0.54%	0.25%	0.10%	0.08%	0.97%	0.06%	0.91%	(1)
CALVERT VARIABLE SERIES (CVS), Class I
VP SRI Balanced	0.53%	-	0.16%	-	0.69%	-	0.69%	(1)
DEUTSCHE VS I, Class A
Capital Growth VIP	0.37%	-	0.13%	-	0.50%	-	0.50%	(1)
DEUTSCHE VS II, Class A
International Growth VIP	0.62%	-	0.71%	-	1.33%	0.52%	0.81%	(2)
Small Mid Cap Value VIP	0.65%	-	0.18%	-	0.83%	0.02%	0.81%	(3)
DIMENSIONAL FUND ADVISORS
VA Global Bond	0.22%	-	0.02%	-	0.24%	-	0.24%
VA Global Moderate Allocation	0.25%	-	0.02%	0.24%	0.51%	0.11%	0.40%	(1)
VA International Small	0.50%	-	0.07%	-	0.57%	-	0.57%
VA International Value	0.40%	-	0.04%	-	0.44%	-	0.44%
VA Short-Term Fixed	0.25%	-	0.02%	-	0.27%	-	0.27%
VA U.S. Large Value	0.25%	-	0.02%	-	0.27%	-	0.27%
VA U.S. Targeted Value	0.35%	-	0.02%	-	0.37%	-	0.37%
FIDELITY® VIP, Initial Class
Contrafund®	0.54%	-	0.08%	-	0.62%	-	0.62%
Equity-Income	0.44%	-	0.09%	0.03%	0.56%	-	0.56%	(1)
Government Money Market	0.18%	-	0.08%	-	0.26%	-	0.26%
Growth	0.54%	-	0.10%	-	0.64%	-	0.64%
High Income	0.56%	-	0.11%	-	0.67%	-	0.67%
Investment Grade Bond	0.31%	-	0.10%	-	0.41%	-	0.41%
Mid Cap	0.54%	-	0.09%	-	0.63%	-	0.63%
Overseas	0.67%	-	0.13%	-	0.80%	-	0.80%
Strategic Income	0.56%	-	0.12%	-	0.68%	-	0.68%	(1)
FTVIPT, Class 2
Templeton Global Bond VIP	0.46%	0.25%	0.07%	0.07%	0.85%	0.07%	0.78%	(1)
INVESCO V.I., Series I
American Franchise	0.67%	-	0.22%	-	0.89%	-	0.89%
International Growth	0.71%	-	0.22%	0.01%	0.94%	0.01%	0.93%	(1)
MFS® VIT, Initial Class
Utilities	0.73%	-	0.07%	-	0.80%	-	0.80%
MFS® VIT II, Initial Class
Research International	0.90%	-	0.10%	-	1.00%	-	1.00%
MORGAN STANLEY VIF, Class I
Emerging Markets Equity	0.85%	-	0.47%	-	1.32%	0.07%	1.25%	(1)
NEUBERGER BERMAN AMT, Class I
Large Cap Value	0.85%	-	0.26%	0.01%	1.12%	-	1.12%
Mid Cap Intrinsic Value	0.85%	-	0.15%	-	1.00%	-	1.00%
PIMCO VIT, Administrative Class
CommodityRealReturn® Strategy	0.74%	-	0.66%	0.14%	1.54%	0.14%	1.40%	(1) (2)	(3)
Total Return	0.50%	-	0.19%	-	0.69%	-	0.69%	(4)
Ameritas Advisor No-Load VA	6

Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees**	Other Fees	Acquired Fund Fees and Expenses***	Total Portfolio Fees	Waivers and Reductions ****	Total Expenses after Waivers and Reductions, if any
RYDEX
Guggenheim Long Short Equity	0.90%	-	0.88%	-	1.78%	-	1.78% (1)
Government Long Bond 1.2x Strategy	0.50%	-	0.80%	0.02%	1.32%	-	1.32%
Inverse Government Long Bond Strategy	0.90%	-	3.10%	0.04%	4.04%	-	4.04% (2)
Inverse NASDAQ-100® Strategy	0.90%	-	0.89%	0.05%	1.84%	-	1.84%
Inverse S&P 500® Strategy*****	0.90%	-	0.86%	0.05%	1.81%	-	1.81%
NASDAQ-100®	0.75%	-	0.89%	0.02%	1.66%	-	1.66%
Nova	0.75%	-	0.86%	0.05%	1.66%	-	1.66%
Precious Metals	0.75%	-	0.86%	-	1.61%	-	1.61%
Russell 2000® 1.5x Strategy	0.90%	-	0.90%	0.04%	1.84%	-	1.84%
T. ROWE PRICE
Blue Chip Growth	0.85%	-	-	-	0.85%	-	0.85%
THIRD AVENUE
Value	0.90%	-	0.52%	-	1.42%	0.12%	1.30% (1)
VANGUARD® VIF
Balanced	0.21%	-	0.02%	-	0.23%	-	0.23%
Conservative Allocation	-	-	-	-	0.14%	-	0.14%
Diversified Value	0.25%	-	0.02%	-	0.27%	-	0.27%
Equity Income	0.29%	-	0.02%	-	0.31%	-	0.31%
Equity Index	0.13%	-	0.02%	-	0.15%	-	0.15%
Growth	0.37%	-	0.03%	-	0.40%	-	0.40%
High Yield Bond	0.25%	-	0.03%	-	0.28%	-	0.28%
International	0.36%	-	0.03%	-	0.39%	-	0.39%
Mid-Cap Index	0.16%	-	0.03%	-	0.19%	-	0.19%
Moderate Allocation	-	-	-	-	0.14%	-	0.14%
Real Estate Index	0.24%	-	0.03%	-	0.27%	-	0.27%
Short-Term Investment-Grade	0.13%	-	0.03%	-	0.16%	-	0.16%
Small Company Growth	0.31%	-	0.03%	-	0.34%	-	0.34%
Total Bond Market Index	0.12%	-	0.03%	-	0.15%	-	0.15%
Total Stock Market Index	-	-	-	-	0.15%	-	0.15%

American Century (1) On August 1, 2017, the advisor agreed to waive percentage points indicated of the fund's management fees, and prospectuses were supplemented. At that time, the advisor expected these waivers to continue until July 31, 2018. In January 2018, the advisor agreed to extend the waivers until April 30, 2019 and cannot terminate them prior to such date without the approval of the Board of Directors. The May 1, 2018 prospectuses will reference the new date.
Calvert (1) Calvert Research and Management ("CRM") has agreed to reimburse the expenses of the portfolios listed below to the extent that Total Portfolio Fees exceed the following:
VP EAFE International Index, Class I	0.48%
VP Russell 2000 Small Cap Index, Class I	0.38%
VP S&P 500 Index	0.28%
VP Volatility Managed Growth, Class F	0.83%
VP Volatility Managed Moderate Growth, Class F	0.83%
VP Volatility Managed Moderate, Class F	0.83%
VP SRI Balanced, Class I	0.70%

This expense reimbursement will continue through April 30, 2019. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Deutsche (1) Through September 30, 2018, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.82% excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. These agreements may only be terminated with the consent of the fund's Board.
Ameritas Advisor No-Load VA	7

Deutsche (2) Through April 30, 2019, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.81% excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. These agreements may only be terminated with the consent of the fund's Board.
Deutsche (3) Through April 30, 2019, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.81%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund's Board.
Dimensional (1) The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.
Fidelity (1) Differs from the ratios of expenses to average net assets in the Financial Highlights section of the fund prospectus because of acquired fund fees and expenses.
FTVIPT (1) The investment manager has contractually agreed in advance to reduce its fees as a result of the fund's investment in a Franklin Templeton money market fund (the "acquired fund") for the next 12 month period.
Invesco (1) Invesco Advisers, Inc. ("Invesco") has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
Morgan Stanley (1) The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Portfolio Fees, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Variable Insurance Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
PIMCO (1) "Other Fees" include interest expense of 0.51%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, Total Portfolio Fees are 0.89% and 0.99% for Administrative Class and Advisor Class shares, respectively.
PIMCO (2) Total Portfolio Fees do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Portfolio as set forth in the Financial Highlights table of the Portfolio's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
PIMCO (3) PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the "CRRS Subsidiary") to PIMCO. The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the CRRS Subsidiary is in place.
PIMCO (4) "Other Fees" include interest expense of 0.04%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, Total Portfolio Fees are 0.65%.
Rydex (1) Includes 0.17% Short Sales Dividend and Interest Expense. Short Dividend Expense occurs because the Fund short-sells equity securities to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in its financial statements. However, any such dividend on a security sold short generally has the effect of reducing the market value of the shorted security – thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on its short sale transaction. “Short Dividend Expense” is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. Short Interest Expense occurs because the Long Short Equity Fund short-sells a Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset - in its entirety or in part - by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather, it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.
Rydex (2) Includes 2.25% Short Interest Expense. Short Interest Expense occurs because the Inverse Government Long Bond Strategy Fund short-sells a Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset – in its entirety or in part – by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather, it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.
Third Avenue (1) The Fund's advisor has contractually agreed, for a period of one year from April 30, 2018, to waive receipt of advisory fees and/or reimburse Fund expenses in order to limit total annual expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets, subject to later reimbursement in certain circumstances.
* Short cites are used in this list. The INVESTMENT OPTIONS section uses complete portfolio names.
** Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for us to provide shareholder support and marketing services.
*** Some portfolios invest in other investment companies (the "acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.
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****	Only contractual waivers guaranteed for one year or more after the effective date of each respective fund prospectus are used in the Waivers column of this chart. See the respective portfolio footnotes above for specific details regarding any possible recoupment of waived fees.
*****	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

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EXAMPLES OF EXPENSES

The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy Owner transaction expenses, contract charges, Separate Account annual expenses, and Subaccount underlying portfolio fees and expenses.

The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart.

The Policy’s expenses are the same whether the Policy is surrendered, annuitized, or continues at the end of the time period shown.
EXAMPLE	1 Yr	3 Yr	5 Yr	10 Yr
Maximum Expenses with GLWB2 – joint spousal (1)	$ 757	$ 2,267	$ 3,775	$ 7,529
Maximum Expenses with GLWB2 – single life (1)	$ 708	$ 2,121	$ 3,531	$ 7,038
Maximum Policy Expenses without GLWB2 Rider (2)	$ 513	$ 1,536	$ 2,553	$ 5,077
Minimum Policy Expenses (3)	$ 100	$ 308	$ 526	$ 1,122

(1)       Maximum Policy Expenses with GLWB2 Rider. This example assumes maximum charges of 0.80% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (2.00% for single life; 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies ( 4.04%).

(2)       Maximum Policy Expenses – issued without GLWB2 Rider. This example assumes maximum charges of 0.80% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies ( 4.04%).

(3)       Minimum Policy Expenses – This example assumes current charges of 0.45% for Separate Account annual expenses, a $40 current Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies ( 0.14%).

FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

We provide Accumulation Unit Value history for each of the Separate Account variable investment options in Appendix C.

FINANCIAL STATEMENTS

Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information. To learn how to get a copy, see the front or back page of this prospectus.

CHARGES EXPLAINED

The following adds to information provided in the CHARGES section. Please review both prospectus sections for information on charges. The Policy has no sales load and no withdrawal charges.

MORTALITY AND EXPENSE RISK CHARGE

We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit.

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ADMINISTRATIVE CHARGES

Annual Policy Fee

We reserve the right to charge an annual Policy fee. We reserve the right to waive an annual Policy fee if, on a Policy Anniversary, the Policy value is at least a certain amount which we declare annually. Any Policy fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value.

TRANSFER FEE

The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata (i.e. "pro rata" means allocating a dollar amount among the investment options in proportion to the Policy value in those investment options) from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

TAX CHARGES

Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other costs resulting from taxes that we determine are properly attributable to the Separate Account.

Guaranteed Lifetime Withdrawal Benefit 2 ("GLWB2") Charge

For Policies issued on or after May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.

The guaranteed maximum and current annual charges for the GLWB2 rider are listed in the CHARGES section of this prospectus. Each fee is stated as a percentage that is multiplied by the Rider Charge Base (see the GLWB2 Rider section of this prospectus). The current charge will be deducted from the Policy value on each Monthly Anniversary.

The charges for the Policy and for the rider will be deducted from the GLWB Model you select. If you use a GLWB Model consisting of multiple investment options, charges will be deducted pro rata from the subaccounts in the model. If your GLWB Model is comprised of a single investment option, charges will be deducted from that investment option.

The rider charge is subject to change upon Policy Anniversary or upon reset as described in the Reset Feature section of the GLWB2 rider description. The rider charge will not exceed the guaranteed maximum fee for the rider listed in the CHARGES section. The rider charge will not be deducted after the Policy value reduces to zero, or if the rider is terminated.

Fees Charged by the Portfolios

Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

Waiver of Certain Charges

When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

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INVESTMENT OPTIONS

The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

You may allocate your premiums among the Separate Account variable investment options and the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The allocation of any premium to the Fixed Account may not exceed 25% of that premium without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation to the Money Market Subaccount. The variable investment options, which invest in underlying portfolios, are listed and described below.

The value of your Policy will increase or decrease based on the investment performance of the variable investment options you choose. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

Separate Account Variable Investment Options

The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. We may refer to your investment allocation as Accumulation Units or as a variable investment option. The value of your Policy depends directly on the investment performance of the portfolios that you select.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as publicly traded mutual funds with very similar names. They are only available as separate account investment options in variable life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas Life. The Separate Account was established as a separate investment account of Ameritas Life under Nebraska law on October 26, 1995. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain on business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

You bear the risk that the variable investment options you select may fail to meet their objectives,

that they could go down in value, and that you could lose principal.

Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally have no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus.

The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio’s fees and expenses, investment strategy and investment objective, restrictions, and potential risks. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

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FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
American Century Investments	American Century Investment Management, Inc.
American Century VP International Fund, Class I	Capital growth.
American Century VP Mid Cap Value Fund, Class I	Long-term capital growth; income is secondary.
Calvert Variable Products, Inc.*	Calvert Research and Management
Calvert VP EAFE International Index Portfolio, Class I	Index: MSCI EAFE Index.
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I – Ameritas Investment Partners, Inc. ("AIP")**	Index: Russell 2000 Index.
Calvert VP S&P 500 Index Portfolio – AIP**	Index: S&P 500 Index.
Calvert VP Volatility Managed Growth Portfolio, Class F – AIP** and Milliman Financial Risk Management, LLC ("Milliman")	Growth and income.
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F – AIP** and Milliman	Income and growth.
Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP** and Milliman	Current income.
Calvert Variable Series, Inc.*	Calvert Research and Management
Calvert VP SRI Balanced Portfolio, Class I	Total return.
Deutsche Variable Series I	Deutsche Investment Management Americas Inc.
Deutsche Capital Growth VIP, Class A	Long-term growth of capital.
Deutsche Variable Series II	Deutsche Investment Management Americas Inc.
Deutsche International Growth VIP, Class A	Long-term capital growth.
Deutsche Small Mid Cap Value VIP, Class A	Long-term capital appreciation.
DFA Investment Dimensions Group Inc.	Dimensional Fund Advisors LP
VA Global Bond Portfolio – Dimensional Fund Advisors Ltd. ("DFAL") and DFA Australia Limited ("DFAA")	Market rate of return for a fixed income portfolio with low relative volatility of returns.
VA Global Moderate Allocation Portfolio	Total return consisting of capital appreciation and current income.
VA International Small Portfolio – DFAL and DFAA	Long-term capital appreciation.
VA International Value Portfolio – DFAL and DFAA	Long-term capital appreciation.
VA Short-Term Fixed Portfolio – DFAL and DFAA	Stable real return in excess of the rate of inflation with a minimum of risk.
VA U.S. Large Value Portfolio	Long-term capital appreciation.
VA U.S. Targeted Value Portfolio	Long-term capital appreciation.
Fidelity® Variable Insurance Products	Fidelity Management & Research Company
Fidelity® VIP Contrafund® Portfolio, Initial Class (2,5)	Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio, Initial Class (2,5)	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Fidelity® VIP Government Money Market Portfolio, Initial Class (1,5)	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity® VIP Growth Portfolio, Initial Class (2,5)	Seeks to achieve capital appreciation.
Fidelity® VIP High Income Portfolio, Initial Class (2,5)	Seeks a high level of current income, while also considering growth of capital.
Fidelity® VIP Investment Grade Bond Portfolio, Initial Class (1,5)	Seeks as high a level of current income as is consistent with the preservation of capital.
Fidelity® VIP Mid Cap Portfolio, Initial Class (2,5)	Seeks long-term growth of capital.
Fidelity® VIP Overseas Portfolio, Initial Class (2,3,5)	Seeks long-term growth of capital.
Fidelity® VIP Strategic Income Portfolio, Initial Class (1,2,4,5)	Seeks a high level of current income. The fund may also seek capital appreciation.
Subadvisers: (1) Fidelity Investments Money Management, Inc.; (2) FMR Co., Inc.; (3) FMR Investment Management (UK) Limited; (4) FIL Investment Advisors (UK) Limited; and (5) other investment advisers serve as sub-advisers for the fund.
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund, Class 2	Current income, consistent with preservation of capital, with capital appreciation as secondary.
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FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Invesco V.I. American Franchise Fund, Series I	Seek capital growth.
Invesco V.I. International Growth Fund, Series I	Long-term growth of capital.
MFS® Variable Insurance Trust	Massachusetts Financial Services Company
MFS® Utilities Series, Initial Class	Seeks total return.
MFS® Variable Insurance Trust II	Massachusetts Financial Services Company
MFS® Research International Portfolio, Initial Class	Seeks capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I – Morgan Stanley Investment Management Company	Long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries.
Neuberger Berman Advisers Management Trust	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Large Cap Value Portfolio, Class I	Seeks long-term growth of capital.
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	Seeks growth of capital.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class	Seeks maximum real return.
PIMCO Total Return Portfolio, Administrative Class	Seeks maximum total return.
Rydex Variable Trust	Guggenheim Investments
Guggenheim Long Short Equity Fund	Seeks long term capital appreciation.
Rydex Government Long Bond 1.2x Strategy Fund	Seeks to provide investment results that correspond, before fees and expenses, to 120% of daily price movement of Long Treasury Bond.
Rydex Inverse Government Long Bond Strategy Fund	Seeks to provide total returns that inversely correlate, before fees and expenses, to the daily price movements of Long Treasury Bond - a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument.
Rydex Inverse NASDAQ-100® Strategy Fund	Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the NASDAQ-100 Index® on a daily basis.
Rydex Inverse S&P 500® Strategy Fund	Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the S&P 500® Index on a daily basis.
Rydex NASDAQ-100® Fund	Seeks to provide investment results that correspond, before fees and expenses, to the NASDAQ-100 Index® on a daily basis.
Rydex Nova Fund	Seeks to provide investment results that match, before fees and expenses, 150% of the performance of S&P 500® Index on a daily basis.
Rydex Precious Metals Fund	Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector.
Rydex Russell® 2000 1.5x Strategy Fund	Seeks to provide investment results that correlate, before fees and expenses, to 150% of performance of the Russell 2000® Index on a daily basis.
T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio	Seeks to provide long-term capital growth. Income is a secondary objective.
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FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Third Avenue Variable Series Trust	Third Avenue Management LLC
Third Avenue Value Portfolio	Long-term capital appreciation.
Vanguard® Variable Insurance Fund ***

The Vanguard Group, Inc. (1)
Wellington Management Company, LLP (2)
Barrow, Hanley, Mewhinney & Strauss, LLC (3)
Jackson Square Partners, LLC (4)
William Blair & Company, L.L.C. (5)
Schroder Investment Management North

America, Inc. (6)
Baillie Gifford Overseas Ltd. (7)
ArrowMark Colorado Holdings, LLC (8)

Vanguard® Balanced Portfolio (2)	Growth and Income.
Vanguard® Conservative Allocation Portfolio (1)	Current income and low to moderate capital appreciation.
Vanguard® Diversified Value Portfolio (3)	Growth and Income.
Vanguard® Equity Income Portfolio (1,2)	Growth and Income.
Vanguard® Equity Index Portfolio (1)	Index: Growth and Income.
Vanguard® Growth Portfolio (2,4,5)	Growth.
Vanguard® High Yield Bond Portfolio (2)	Income.
Vanguard® International Portfolio (6,7)	Growth.
Vanguard® Mid-Cap Index Portfolio (1)	Index: Growth.
Vanguard® Moderate Allocation Portfolio (1)	Capital appreciation and a low to moderate level of current income.
Vanguard® Real Estate Index Portfolio (1)	Index: High level of income and moderate long-term capital appreciation.
Vanguard® Short-Term Investment-Grade Portfolio (1)	Current income while maintaining limited price volatility.
Vanguard® Small Company Growth Portfolio (1,8)	Growth.
Vanguard® Total Bond Market Index Portfolio (1)	Index: Income.
Vanguard® Total Stock Market Index Portfolio (1)	Index: Growth and Income.
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*	Prior to December 31, 2016, these funds, the funds' previous investment adviser, and the funds' previous underwriter were part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds are no longer affiliated with Ameritas, and the current investment adviser and current underwriter are not affiliated with Ameritas.
**	Ameritas Investment Partners, Inc. is an indirect subsidiary of Ameritas.
***	Vanguard is a trademark of The Vanguard Group, Inc.

Adding, Deleting, or Substituting Variable Investment Options

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio, if the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any such change.

We will notify you of any changes to the variable investment options.

Resolving Material Conflicts – Underlying Investment Interests

In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other

Ameritas Advisor No-Load VA	21

companies whose values are allocated to one of the portfolios. Shares of some of the portfolios also may be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

Fixed Account Investment Option

There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 1% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. Information on any change in the Fixed Account interest rate can be obtained from our Service Center. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. Assets in the Fixed Account are subject to claims by creditors of the company. The focus of this prospectus is to disclose the Separate Account aspects of the Policy.

All amounts allocated to the Fixed Account become assets of our general account. Obligations in the general account are subject to the claims paying ability of the Company and do not apply to the performance of the underlying investment options available with the Policy. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation, nor is the general account registered as an investment company with the SEC.

Transfers

Prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

Transfer Rules:

▪	A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
▪	We must receive notice of the transfer by either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by 3:00 p.m. Central Time (2:30 p.m. for Rydex) for same day processing. Requests received later are processed on the next trading day. Fax requests must be sent to our trade desk at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
▪	The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
  If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
  The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
▪	The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
▪	A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
  may be made only once each Policy Year;
  may be delayed up to six months;
  is limited during any Policy Year to the greatest of:
•	25% of the Fixed Account value on the date of the initial transfer during that year;
•	the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
•	$1,000.
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▪	The amount transferred into the Fixed Account in any Policy Year (except made pursuant to a systematic transfer program) may not exceed 10% of the Policy value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000 in which case you may elect to transfer the entire value in that Subaccount to the Fixed Account. Prior to the first Policy anniversary, the most recent Policy anniversary is the date the first transfer is made into the Fixed Account.
▪	If the Policy value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining investment options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
▪	Rydex Subaccount transfers received later than 2:30 p.m. Central Time are processed the next Business Day.
▪	We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time, subject to Policy restrictions.
▪	In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

Omnibus Orders

Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Third-Party Services

Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

Disruptive Trading Procedures

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market (except in Subaccounts whose underlying portfolio prospectus specifically permits such trading). Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount’s underlying portfolio can disrupt management of a Subaccount’s underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy’s performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectuses specifically permit such transfers.

Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on written request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases or transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

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We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending, or terminating telephone, online, and facsimile transfer privileges. We will also enforce any Subaccount underlying portfolio manager’s own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy Owners being able to market time, while other Policy Owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them. Certain Subaccount underlying portfolios, such as the Rydex Subaccounts, may permit short-term trading and will have disclosed this practice in their portfolios’ prospectuses.

Excessive Transfers

We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:

▪	the total dollar amount being transferred;
▪	the number of transfers you make over a period of time;
▪	whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
▪	whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
▪	the investment objectives and/or size of the Subaccount underlying portfolio.

Third Party Traders

We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:

▪	reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
▪	reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing or earnings sweep program are not subject to these disruptive trading procedures. See the sections of the Prospectus describing those programs for the rules of each program.

Systematic Transfer Programs

We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days written notice to you.

Dollar Cost Averaging

The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio’s value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

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Dollar Cost Averaging Program Rules:

▪	There is no additional charge for the Dollar Cost Averaging program.
▪	We must receive notice of your election and any changed instruction - either by Written Notice or by telephone transaction instruction.
▪	Automatic transfers can only occur monthly.
▪	The minimum transfer amount out of the Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
▪	You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date.
▪	You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Money Market Subaccount or the Fixed Account is less than $100.
▪	Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.

Portfolio Rebalancing

The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

Portfolio Rebalancing Program Rules:

▪	There is no additional charge for the Portfolio Rebalancing program.
▪	The Fixed Account is excluded from this program.
▪	You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have rebalancing occur quarterly, semi-annually or annually.

Earnings Sweep

The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

Earnings Sweep Program Rules:

▪	There is no additional charge for the Earnings Sweep program.
▪	The Fixed Account is included in this program.
▪	You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have your earnings sweep quarterly, semi-annually or annually.

GLWB Models

We may offer GLWB Models. The GLWB Models we currently offer are comprised of volatility managed funds. The GLWB Models are required if your Policy is issued with the GLWB2 rider or if you add the GLWB2 rider after issue of your Policy. They are the only permitted GLWB Models for such Policies.

Each of the three GLWB Models is comprised of a single investment option. The strategies used by the GLWB Models limit the volatility risks associated with offering living benefit riders. In providing the GLWB Models, we are not providing investment advice or managing the allocations under your Policy. There is no investment advisory agreement between you and any of our affiliates to act as an adviser to you as the Policy Owner.

GLWB Models available for use with the GLWB2 rider are:

▪	VM Growth Model – The VM Growth Model is for long-term investors who seek growth potential with less emphasis on current income. The Model is likely to experience fluctuation in value, while seeking to manage overall volatility. Losses are still possible.
▪	VM Moderate Growth Model – The VM Moderate Growth Model is for long-term investors who seek a balance of current income and growth potential. The Model is likely to experience some fluctuations, while seeking to manage overall volatility. Losses are still possible.
▪	VM Moderate Model – The VM Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investment. Losses are still possible.

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To elect a GLWB Model:

▪	You must allocate all of your Policy value to one GLWB Model.
▪	You are responsible for determining which model is best for you. Your financial adviser can help you make this determination and may provide you with an investor questionnaire to help you define your investing style. There is no guarantee that the model you select is appropriate to your ability to withstand investment risk. We are not responsible for your selection of a specific investment option or model, or your decision to change to a different investment option.
▪	Performance of each GLWB Model is updated monthly on our website and is available upon request. If you wish to keep using your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically updated. If you wish to change your selected model, you can select a different GLWB Model.
▪	You may not make changes to your allocations outside the GLWB Models. Changes to allocations outside the GLWB Model will be considered as having withdrawn from the model and risk termination of your GLWB2 rider. For this reason, you will not be able to execute trades online when you are using a GLWB Model. You will be required to communicate with the Service Center if you wish to make a transfer or trade away from a GLWB Model. The Service Center will communicate that your election to execute a trade will result in the discontinuance of the GLWB Model for your policy, prior to you being able to execute any telephone transaction.
▪	Additional safeguards apply if your Policy has the GLWB2 rider (See the GLWB2 Rider section, Asset Allocation).
▪	If participation in the GLWB Models terminates, including by death of the Owner, Policy value will reflect allocations to the model last selected before termination. Any additional premiums received after the death of the Owner will be returned.

The strategies used by the GLWB Models seek to limit the volatility risks associated with the value of your Policy. While these strategies are intended to reduce the risk of market losses from investing in equity securities, they may result in periods of underperformance, especially, but not limited to, during times when the market is appreciating. As a result, your Policy value may rise less than it would have without these strategies. During periods of high market volatility, the strategies are intended to dampen the impact on your Policy value during sharp market losses, but nevertheless, you may still incur losses.

Potential Conflicts of Interest Relating to GLWB Models

In providing investment subadvisory services for the investments that comprise the GLWB Models, AIP may be subject to competing interests that may influence its decisions. These competing interests typically arise because AIP serves as the sub-adviser to the underlying funds while we receive compensation for providing other services to the underlying funds, which may vary depending on the underlying fund. For additional information, see the fund prospectuses for the funds underlying each of the GLWB Models. You may obtain prospectuses for the funds underlying each of the GLWB Models free of charge by contacting our Service Center.

Although GLWB Models are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks related to, and more detail about the investment options that comprise, the GLWB Models, including more information about conflicts of interest, see the prospectuses for the underlying investment options. We may modify the available investment options, including selection of GLWB Models, at any time. We also may discontinue use of the GLWB Models at any time (see the GLWB2 Rider, Asset Allocation section for additional information on discontinuation of a GLWB Model).

The GLWB2 rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an investment option that is not consistent with the listed models.

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IMPORTANT POLICY PROVISIONS

Many key rights and benefits under the Policy are summarized in this prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

Policy Application and Issuance

To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for regulatory reasons, or if the application or premium does not meet the requirements stated in the Policy, as disclosed in this prospectus.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

If your application is in good order upon receipt, we will credit your initial premium (less premium tax, if applicable) to the Policy value in accordance with your allocation instructions within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

Application in Good Order

All application questions must be answered, but particularly note these requirements:

▪	The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
▪	Your premium allocations must be completed in whole percentages, and total 100%.
▪	Initial premium must meet minimum premium requirements.
▪	Your signature must be on the application.
▪	Identify the type of plan, whether it is non-qualified or, if it is qualified, state the type of qualified plan.
▪	City, state and date application was signed must be completed.
▪	If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
▪	There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.

Premium Requirements

Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Annuitant or Owner may not exceed $1 million without our consent.

Initial Premium

▪	The only premium required. All others are optional.
▪	Must be at least $2,000. We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

Additional Premiums

▪	Must be at least $250; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
▪	Will not be accepted, without our approval, on or after the earlier of (i) the Policy Anniversary nearest your 85th birthday or (ii) the Annuity Date.

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Allocating Your Premiums

You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

▪	Allocations must be in whole percentages, and total 100%.
▪	You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
▪	All premiums will be allocated pursuant to your instructions on record with us.
▪	The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining investment options you selected in your latest allocation instructions.

"Right to Examine" Period Allocations

If you are not satisfied with the Policy, you may void it by returning it to us within 10 days of receipt, or longer where required by state law. You will then receive a full refund of your Policy value; however, where required by certain states, or if your Policy was issued as an Individual Retirement Account ("IRA"), you will receive either the premium paid or your Policy value, whichever amount is greater.

Your Policy Value

On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account option) as well as the deductions for charges under the Policy.

Separate Account Value

Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

(a)   the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus

(b)	the daily mortality and expense risk charge; and this result divided by
(c)	the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

Fixed Account Value

The Policy value of the Fixed Account on any Business Day equals:

(a)	the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
(b)	any premiums credited since the end of the previous Policy Month; plus
(c)	any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
(d)	any transfer and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
(e)	any partial withdrawal taken from the Fixed Account since the end of the previous Policy Month; minus

(f)    the Fixed Account's share of the annual Policy fee on the Policy Anniversary; plus

(g)	interest credited on the Fixed Account balance.

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Telephone Transactions

Telephone Transactions Permitted:

▪	Transfers among investment options.
▪	Establish systematic transfer programs.
▪	Change of premium allocations.

How to Authorize Telephone Transactions

▪	Upon your authorization on the Policy application or in Written Notice to us, you or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules:

▪	Must be received by close of the New York Stock Exchange ("NYSE") (usually 3:00 p.m. Central Time), except Rydex Subaccount transactions must be received by 2:30 p.m. Central Time; if later, the transaction will be processed the next day the NYSE is open.
▪	Calls will be recorded for your protection.
▪	For security, you or your authorized designee must provide your Social Security number and/or other identification information.
▪	May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

DEATH OF ANNUITANT

Upon the Annuitant’s death prior to 30 days before the Annuity Date, you may generally name a new Annuitant. If any Owner is the Annuitant, then upon that Owner’s death, the Policy’s applicable death benefit becomes payable to the named beneficiary(ies). However, if the beneficiary is the deceased Owner’s spouse, then upon that Owner’s death the spouse may be permitted under federal tax law to become the new Owner of the Policy and to name an Annuitant and different beneficiaries.

Delay of Payments

We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

We may defer payments of full surrenders or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the insurance commissioner of the state where the Policy is delivered.

Beneficiary

You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner. The surviving spouse may not elect the Guaranteed Lifetime Withdrawal Benefit 2 rider when the single life option was selected and the Policy was issued under an Internal Revenue Code Section 401 or 457 qualified plan.

If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

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Minor Owner or Beneficiary

A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

Policy Changes

Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

Policy Termination

We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY DISTRIBUTIONS: Withdrawals section for more information.

If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up lifetime income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month.

POLICY DISTRIBUTIONS

There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

Withdrawals

You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

Withdrawals may be subject to: ▪ Income Tax ▪ Penalty Tax

Withdrawal Rules

▪	Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
▪	Minimum withdrawal is $250.
▪	We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
▪	Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
▪	The amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid, a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
▪	Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

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Ameritas Life and the Separate Account may allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We may offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

Systematic Withdrawal Plan

The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

Death Benefits

Death Benefit Upon Owner’s Death

We will pay the death benefit after we receive Due Proof of Death of an Owner’s death and we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

A death benefit is payable upon:

▪   Your Policy being in force;

▪   Receipt of Due Proof of Death of the first Owner to die;

▪   Election of an annuity income option; and

▪   Proof that the Owner died before any annuity payments begin.

“Due Proof of Death” is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

Until we receive satisfactory proof of death and instructions, in the proper form, from your beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Policy has multiple beneficiaries, we will calculate and pay each beneficiary's share of the death benefit proceeds once we receive satisfactory proof of death and when we receive instructions, in proper form, from that beneficiary. The death benefit proceeds still remaining to be paid to other beneficiaries will continue to fluctuate with the investment performance of the Subaccounts you chose, until each beneficiary has provided us instructions in the proper form.

If an Owner of the Policy, under Federal tax law, is a corporation, trust, or other non-individual, we treat the primary Annuitant as an Owner for purposes of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner, as Federal law requires, and the death benefit we will pay is the lesser of the Policy value or the Cash Surrender Value. See the IRS Required Distribution Upon Death of Owner section below.

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If the Annuitant is an Owner or joint Owner, the Annuitant’s death is treated as the Owner’s death.

If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

If your spouse is the Policy beneficiary, Annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

We will deduct any applicable premium tax not previously deducted from the death benefit payable.

In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

Standard Death Benefit

Upon any Owner’s death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary. The death benefit equals the larger of:

▪	your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or
▪	adjusted guaranteed death benefit premiums.

We define adjusted guaranteed death benefit premiums as total premiums paid into the Policy less an adjustment for each withdrawal. If you have not taken any withdrawals from the Policy, the adjusted guaranteed death benefit premium is equal to the total premiums paid into the Policy. To calculate the adjustment amount for the first withdrawal made under the Policy, we determine the percentage by which the withdrawal reduces the Policy value. For example, a $10,000 withdrawal from a Policy with a $100,000 value is a 10% reduction in Policy value. This percentage is calculated by dividing the amount of the withdrawal by the Policy value immediately prior to taking that withdrawal. The resulting percentage is multiplied by the total premiums paid into the Policy immediately prior to the withdrawal and then subtracted from the total premiums paid into the Policy immediately prior to the withdrawal. The resulting amount is the adjusted guaranteed death benefit premiums.

To arrive at the adjusted guaranteed death benefit premiums for subsequent withdrawals, we determine the percentage by which the Policy value is reduced by taking the amount of the withdrawal in relation to the Policy value immediately prior to taking the withdrawal. We then multiply the adjusted guaranteed death benefit premiums as determined immediately prior to the withdrawal by this percentage. We subtract that result from the adjusted guaranteed death benefit premiums determined immediately prior to the withdrawal to arrive at the subsequent guaranteed death benefit premiums.

Upon any Owner’s death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

IRS Required Distribution Upon Death of Owner

Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. A more detailed description of these rules and other required distribution rules that apply to tax-qualified Policies are included in Appendix A of this prospectus.

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Tables Illustrating Benefits Upon Death

The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax adviser for advice. You may contact us for more information.

If death occurs before the Annuity Date:
If the deceased is ...	and ...	and ...	then the ...
any Policy Owner	the beneficiary is not the surviving spouse of the Policy Owner	- - -	Policy beneficiary receives the death benefit.
any Policy Owner	the beneficiary is the Policy Owner’s surviving spouse	- - -	surviving spouse may elect to become the Policy Owner and continue the Policy, or may have the Policy end and receive the death benefit.
the Annuitant	a Policy Owner is living	there is no named contingent or joint Annuitant	Policy continues with the Policy Owner as the Policy Annuitant unless the Owner names a new Annuitant.
the Annuitant	the Policy Owner is a non-person	- - -	Annuitant’s death is treated as a Policy Owner’s death as Federal law requires.
the Annuitant	a Policy Owner is living	the contingent or joint Annuitant is living	contingent Annuitant becomes the Annuitant, and the Policy continues.

If death occurs on or after the Annuity Date:
If the deceased is ...	and ...	then the ...
any Policy Owner	there is a living joint Owner, and the Annuitant is living	surviving Policy Owner remains as Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the deceased Policy Owner, the surviving Owner receives the proceeds. If the payee is other than the deceased Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.
any Policy Owner	there is no surviving joint Owner, and the Annuitant is living	Policy beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.
any Annuitant	any Policy Owner is living	Policy Owner (or other named payee) receives distribution of any remaining Policy proceeds pursuant to the annuity income option then in effect.
the Annuitant	the Annuitant is also the Policy Owner	Policy beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.

Annuity Income Benefits

A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

Annuity payments: ▪ require investments to be allocated to our general account, so are not variable. ▪ may be taxable and, if premature, subject to a tax penalty.

Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is effective only after we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 1.5% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for all annuity income options. Current annuity income option amounts for all options are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts for all

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annuity income options are based on the interest rate described above. Guaranteed amounts for options

4 and 5 (see below) are also based on the A2000 Valuation Mortality Table, projected 20 years. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

When Annuity Income Payments Begin

You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy Anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

Selecting an Annuity Income Option

You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

Annuity Income Options

Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the Annuitant or Beneficiary to transfer amounts applied under options 1, 2, or 3 to option 4, 5, or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

Note: Unless you elect an annuity income option with a guaranteed period or option 1, it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity option guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2, or 3).

Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice not to withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

The annuity income options are:

1.	Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.
2.	Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.
3.	Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.
4.	Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.
5.	Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.
6.	Lump Sum. Proceeds are paid in one sum.

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GLWB2 Rider

For Policies issued on or after May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.

A Guaranteed Lifetime Withdrawal Benefit 2 ("GLWB2") rider is available with this Policy if you meet certain conditions and the rider is available and approved in your state. The rider is only available if the Policy Owner is at least age 49 years and 6 months ("attained age 50") and not available at age 85 years and 6 months or greater ("attained age 85"). The rider will begin in the Accumulation Phase, and the Withdrawal Phase can begin no sooner than 30 days later.

The GLWB2 rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Policy, regardless of the Policy value, until the death of the last Covered Person. Guarantees, which are obligations of the general account, are subject to the claims paying ability of the Company and do not apply to the performance of the underlying investment options available with this product.

Election at Issue:

If you are attained age 50 through attained age 85 on the date your Policy is issued, you may elect the GLWB2 rider at issue. We use the Policy Date to calculate certain values and benefit phases when the rider is elected at issue, but may also refer to the Policy Date as the "Rider Date" for convenience.

Addition after Issue:

If your Policy was purchased before May 1, 2017, and before your attained age 50, you may add the GLWB2 rider on the Policy Anniversary nearest your fiftieth (50th) birthday. We will send you notice of your ability to add the GLWB2 rider after issue at least sixty (60) days prior to the Policy Anniversary when it may be added. The GLWB2 rider may not be added after the date provided in the notice. You must affirmatively respond to us in writing and we must receive your response before the date provided in the notice. The date you add the GLWB2 rider is your Rider Date and is used to calculate certain values and benefit phases.

GLWB2 Definitions

Benefit phases are defined as:

▪	Accumulation Phase. The period of time between the Rider Date and the first date of the Withdrawal Phase. The rider will remain in the Accumulation Phase for at least 30 days.
▪	Withdrawal Phase. The period of time beginning with the occurrence of the first withdrawal as outlined in the Withdrawal Phase section, below.
▪	Guaranteed Phase. The period of time during which Lifetime Withdrawal Benefit Amount payments continue to be made, although the Policy value has been reduced to zero.

Benefit Base. The amount used in conjunction with a lifetime distribution factor to determine the Lifetime Withdrawal Benefit Amount. Determined at the beginning of the Withdrawal Phase, the initial benefit base equals the greatest of the following:

▪	Policy value
▪	Premium Accumulation Value
▪	Maximum Anniversary Policy Value

Example: Assume the following (example assumes current charges and Policy terms; actual results will depend on Policy experience): You are 55 years old when you purchase the Policy with the GLWB2 rider (Single Life option), and you make an initial single premium payment of $100,000. You make no withdrawals or additional premium payments. Assume that after the first year, your Policy Value has decreased to $98,000 solely due to negative performance of the Subaccounts. On your first Policy Anniversary, your Policy value would be $98,000, your Premium Accumulation Value would be $105,000 [$100,000 increased by the Premium Accumulation Rate of 5%], and your Benefit Base (assuming you enter the Withdrawal Phase) would be $105,000.

Assume that at the end of the second Policy Year, you have made no withdrawals or additional premium payments. Your Policy value has increased, due to positive performance of the Subaccounts, to $104,000. Your Policy value would be $104,000, and your Premium Accumulation Value would be $110,250 [the prior Premium Accumulation Value of $105,000 increased by the Premium Accumulation rate of 5%]. Your Maximum Anniversary Policy Value, which was $98,000 on your first Policy Anniversary, is now $104,000. So your Benefit Base would be $110,250, if you enter the Withdrawal Phase.

Covered Person(s).

▪	The Owner(s) of the Policy or;
▪	The Annuitant(s) if the Owner of the Policy is a non-natural person, such as a trust or;
▪	The spouses at the time the joint spousal option is selected. Once the joint spousal option is issued, no changes to the Covered Persons will be permitted.
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Excess Withdrawal. The portion of any withdrawal taken during the Withdrawal Phase that makes the total of all withdrawals in a Policy Year exceed the Lifetime Withdrawal Benefit Amount in that Policy Year.

Lifetime Withdrawal Benefit Amount ("LWBA"). The maximum amount that can be withdrawn under this rider during a Policy Year without reducing the Benefit Base.

Example. Assume the following (example assumes current charges and Policy terms; actual results will depend on Policy experience): You are at the end of the second Policy Year in the example provided above, with a Benefit Base of $110,250, and attained age 57. If you enter the Withdrawal Phase at attained age 57, the distribution factor used to determine your Lifetime Withdrawal Benefit is 4%. Your Lifetime Withdrawal Benefit Amount will be calculated as follows:

$110,250 x 4% = $4,410.00.

If you are, instead, attained age 60 when you enter the Withdrawal Phase, and your Benefit Base is $110,250, the applicable distribution factor is 4.5%. Your Lifetime Withdrawal Benefit Amount is calculated as follows:

$110,250 x 4.5% = $4,961.25.

Maximum Anniversary Policy Value. The highest Policy value on any Policy Anniversary during the premium accumulation period (currently 10 years, however we may change the length of this period for new issues and new rider elections within a range we have established) after the later of the Rider Date or the most recent reset date, if any.

Premium Accumulation Value. The sum of premiums paid plus interest at the premium accumulation rate compounded annually for the premium accumulation period. This accumulation occurs during the Accumulation Phase beginning with the later of the Rider Date or the most recent reset date, if any.

The initial Premium Accumulation Value is equal to the initial premium or the Policy value as of the Rider Date if you add the GLWB2 rider after issue. The rate of interest is:

▪	5% for the Policy Year in which no withdrawal is taken.
▪	0% for the Policy Year in which a withdrawal is taken.

We may change these rates for new issues and new rider elections.

Remaining Balance. The most recently determined Benefit Base minus the sum of all withdrawals made since the later of the beginning of the Withdrawal Phase or the most recent step-up of the Benefit Base. The Remaining Balance will never be less than zero.

Rider Charge Base. The value used to calculate the monthly rider charge for each Policy Month. If you elect the GLWB2 rider at issue, the Rider Charge Base is set equal to the initial premium. If you add the GLWB2 rider after issue, the Rider Charge Base is set to equal the Policy value as of the Rider Date.

During the Accumulation Phase it is established on each Policy Anniversary as the maximum of the Policy value, the Premium Accumulation Value, and the Maximum Anniversary Policy Value. However, during the Policy Year the Rider Charge Base is increased dollar for dollar for premiums paid since the previous Policy Anniversary. The Rider Charge Base is also reduced for any withdrawals taken since the previous Policy Anniversary in the proportion that the withdrawal amount has to the Policy value prior to the withdrawal as described in the Withdrawals section of this rider.

During the Withdrawal Phase the Rider Charge Base is equal to the Benefit Base.

Example. Assume the following (example assumes current charges and policy terms; actual results will depend on Policy experience): You are 55 years old when you purchase the Policy with the GLWB2 rider (Single Life option), and you make an initial single premium payment of $100,000. Your initial Rider Charge Base is $100,000, and the monthly rider charge is calculated as follows:

($100,000 x 1.25%) divided by 12 = monthly rider charge

($1,250) divided by 12 = $104.17.

Assume that on your next Policy Anniversary, you have made no withdrawals or additional premium payments, and your Policy value, solely due to performance of the Subaccounts, is $104,000. Your Premium Accumulation Value is $105,000 [$100,000 increased by the Premium Accumulation Rate of 5%]. Your Maximum Anniversary Policy Value is $104,000.

Your Rider Charge Base is now $105,000, and your monthly rider charge is calculated as follows:

($105,000 x 1.25%) divided by 12 = monthly rider charge

($1,312.50) divided by 12 = $109.38.

Required Minimum Distribution (RMD). The Required Minimum Distribution amount as defined by Internal Revenue Code Section 401(a)(9), 408(b)(3), and related regulations. It is based on the previous year-end Policy value of only the Policy to which this rider is attached, including the present value of additional benefits provided under the Policy and any other riders attached to the Policy to the extent required to be taken into account under IRS guidance.

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Rider Charges

The Guaranteed Maximum Charge and the Current Charge for the rider are shown in the CHARGES section of this prospectus. Other information about the rider charges is discussed in the CHARGES EXPLAINED section.

Asset Allocation

The GLWB2 rider limits individual transfers and future premium allocations otherwise permitted by the Policy. You agree that your Policy value will be invested in one of certain permitted allocation models ("GLWB Models") while the rider is active. You may not allocate to the Subaccounts or the Fixed Account.

GLWB Models:

If your Policy is issued with a GLWB2 rider or if you add a GLWB2 rider after issue of your Policy, you are required to participate in the GLWB Models when the GLWB2 rider is issued or added. The GLWB Models are the only permitted GLWB Models for such Policies. The GLWB Models available for use are:

▪	VM Growth
▪	VM Moderate Growth
▪	VM Moderate

The conditions of the GLWB Models apply (see the GLWB Models section). Only you can select the GLWB Model best for you. Changes to your allocations outside the permitted GLWB Models will terminate the rider. You are permitted to transfer your total Policy value from one of the GLWB Models to another GLWB Model. You may maintain Policy value in only one GLWB Model at any given time. A GLWB Model may be comprised of allocation to a single investment option or among multiple investment options.

The following apply if a GLWB Model consists of multiple investment options:

▪	The GLWB Models and any other investment restrictions are subject to periodic rebalancing.
▪	Premium payments will be credited to the model and withdrawals will be deducted from the model according to the GLWB Model allocation.
▪	All premium payments will be credited pro rata among the investment options according to the allocation for the current GLWB Model and all withdrawals will be deducted pro rata from the investment options according to the allocation for the current GLWB Model.

We have the right to create new GLWB Models or discontinue access to a GLWB Model. If a GLWB allocation model will be discontinued, we will notify you at least 30 days prior to the change. If after 30 days you have not selected another GLWB Model, we will transfer all funds from the discontinued GLWB Model to a default GLWB Model as specified in the notice. You may later request to transfer your total Policy value from the default GLWB Model to any of the remaining permitted GLWB Models.

We may close one or more GLWB Models to additional premium payments and transfers. We will notify you at least 30 days prior to the closure(s). If you wish to make additional premium payments, you will be required to transfer your total Policy value to another permitted GLWB Model for which additional premium payments are permitted.

We will notify you in the event any transaction you request will involuntarily cause your GLWB2 rider to terminate for failure to invest according to a permitted GLWB Model. We will require you to sign a form to terminate your GLWB2 rider and request the investment option change. Until the service form is received in good order in our office, we will not complete your requested change.

Single Life Option – Rider Election by Surviving Spouse

This section applies only to Policies issued as tax non-qualified, or to Policies issued as Traditional, SEP, SIMPLE, or Roth IRAs. The rider is not available to a surviving spouse when the single life option was selected and the Policy was issued under a qualified plan established by the applicable provisions of Internal Revenue Code Sections 401 or 457.

If the Covered Person dies during the Accumulation Phase of the rider and if the surviving spouse of the deceased Covered Person has attained the age of 50, the surviving spouse may elect to continue this rider for his or her life in accordance with its terms. If the surviving spouse so elects, the rider will continue in the Accumulation Phase and the Premium Accumulation Value and Maximum Anniversary Policy Value will be set equal to the Policy Value. The rider charge will equal the rider charge in effect for new issues of the same rider and will not exceed the Maximum Rider Charge for the GLWB2 rider, as stated in the CHARGES section of this prospectus. If the surviving spouse has not reached attained age 50, the rider will terminate.

If the Covered Person dies during the Withdrawal Phase, and if the surviving spouse of the deceased Covered Person elects to continue the Policy in accordance with its terms, the surviving spouse may continue the Policy and the rider. The LWBA in effect on the date of the Covered Person’s death will be paid until such time that the Remaining Balance is reduced to zero. No step-up of the Benefit Base is available after the Covered Person’s death.

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Joint Spousal Option – for Non-Qualified and IRA Plans

The joint spousal option is available for Policies issued as tax non-qualified or Traditional, SEP, SIMPLE, or Roth IRAs (together referred to as "IRAs"). Additional conditions for IRAs with the joint spousal rider include that the spouse must be the primary beneficiary of the Owner. You should consult a competent tax adviser to learn how tax laws may apply to your interests in the Policy.

Accumulation Phase

Reset Feature

On each Policy Anniversary during the Accumulation Phase, the Premium Accumulation Value will be reset to the Policy value, if it is greater.

At the time of a reset:

1.	A new premium accumulation period begins for the:
a.	Premium Accumulation Value; and
b.	Maximum Anniversary Policy Value.
2.	If the rider charge increases, we will notify you at least 30 days prior to the Policy Anniversary. The charge for the rider will be specified in the notice and will not exceed the maximum charge as stated in the CHARGES section of this prospectus.
3.	You can decline the charge increase by sending us Written Notice no later than 10 days prior to the Policy Anniversary. If you decline the charge increase, the reset feature will be suspended and the charge percentage will remain unchanged for the current Policy Year. On each subsequent Policy Anniversary during the Accumulation Phase you will have the option to accept any available reset.

On and after each reset, the provisions of the rider will apply in the same manner as they applied when the rider was issued or added. The deduction of charges, limitations on withdrawals, and any future reset options available on and after the most recent reset will again apply and will be measured from the most recent reset.

Withdrawals

You are permitted one withdrawal per Policy Year during the Accumulation Phase without initiating the Withdrawal Phase. (The withdrawal must be at least $250 and conform to other terms in the WITHDRAWALS section of this prospectus.) You must indicate your wish to exercise this provision at the time you request the withdrawal. The withdrawal can be no sooner than 30 days after the Rider Date. A second request for a withdrawal in a Policy Year will automatically transition the rider to the Withdrawal Phase as described in the Withdrawal Phase section below.

A withdrawal will reduce the Rider Charge Base, Premium Accumulation Value, and the Maximum Anniversary Policy Value in the same proportion that the withdrawal amount has to the Policy value prior to the withdrawal. The Rider Charge Base, Premium Accumulation Value, and Maximum Anniversary Policy Value after the withdrawal, respectively, will be equal to (a), minus the result of multiplying (a) by the quotient of (b) divided by (c) as shown in the following formula:

a – (a * (b / c))

where:

a = Rider Charge Base, Premium Accumulation Value, or Maximum Anniversary Policy Value prior to the withdrawal;

b = withdrawal amount;

c = Policy value prior to the withdrawal

Example:

Assume the following items (actual results will depend on Policy experience):

Rider Charge Base (a)	= $105,000
Premium Accumulation (a)	= $100,000
Maximum Anniversary Policy Value (a)	= $115,000
Partial Withdrawal Amount (b)	= $ 20,000
Policy Value before the withdrawal (c)	= $120,000
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Given the assumed values, the effect of the partial withdrawal on the Premium Accumulation Value would be:

a = $100,000

b = $ 20,000

c = $120,000

Premium Accumulation after the partial withdrawal

= $100,000 – ($100,000 * ($20,000/$120,000))

= $100,000 – ($100,000 * (0.16667))

= $100,000 – ($16,667)

= $83,333

The effect of the partial withdrawal on the Rider Charge Base and Maximum Anniversary Policy Value assumed above would be $87,499.65 and $95,832.95, respectively, utilizing the same equation.

Taking a withdrawal under this provision will reduce the annual rate of interest for the Premium Accumulation Value to 0% for the Policy Year in which the withdrawal is taken.

Withdrawal Phase

You may choose to begin withdrawal payments no sooner than 30 days after the Rider Date and no later than 60 days after the date we receive the properly completed service form in our office.

Benefit Base

The Benefit Base is established at the beginning of the Withdrawal Phase. It is not used to determine other benefits or features of the Policy or the rider.

The Benefit Base is adjusted downward due to an Excess Withdrawal and upward due to step-up or additional premium payments.

Lifetime Withdrawal Benefit Amount ("LWBA")

We guarantee, as an obligation of our general account, that you can withdraw up to the LWBA during the Withdrawal Phase, regardless of Policy value, until the death of the last Covered Person.

The LWBA is determined by applying the lifetime distribution factor to the Benefit Base. The lifetime distribution factor corresponds to the attained age of the Youngest Covered Person at the beginning of the Withdrawal Phase. The lifetime distribution factor is established from the following schedule; it never changes once it is established:

  3.50% - ages 50 through 54
  4.00% - ages 55 through 59
  4.50% - ages 60 through 64
  5.00% - ages 65 through 69
  5.25% - ages 70 through 74
  5.50% - ages 75 through 79
  6.00% - age 80 and older

However, we may change this schedule for new issues and new rider elections. At any time that the Benefit Base is adjusted, the LWBA is redetermined by applying the lifetime distribution factor determined at the beginning of the Withdrawal Phase to the adjusted Benefit Base.

You have the choice of receiving withdrawals on an annual, semi-annual, quarterly, or monthly basis. If periodic withdrawals would be or become less than $100, we will change the frequency of withdrawals to an interval that will result in a payment of at least $100.

Impact of Withdrawals on Benefit Base

Withdrawals taken during the Withdrawal Phase may impact the Benefit Base. Total withdrawals in a Policy Year up to the LWBA will not reduce the Benefit Base and will not impact the LWBA. If you are required to take RMD from the Policy and the RMD exceeds the LWBA, the portion of the RMD that is greater than the LWBA will not be treated as an Excess Withdrawal. Any withdrawal amount that causes total withdrawals in a Policy Year to exceed the greater of the LWBA or the RMD will be treated as an Excess Withdrawal.

At the time a withdrawal is taken, if the total withdrawals in a Policy Year exceed the LWBA, the excess will be considered as an Excess Withdrawal. Excess Withdrawals will proportionally reduce the Benefit Base. The proportional reduction that will be applied to the Benefit Base is equal to the quotient of (x) divided by the result of subtracting (z) minus (x) from (y):

x
(y – (z – x))

where:

x = Excess Withdrawal amount with respect to LWBA;

y = Policy value immediately prior to the withdrawal;

z = total amount of the current withdrawal.

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Example:

Assume the following items (actual results will depend on Policy experience):

Benefit Base	= $100,000
LWBA	= $ 5,000
Partial Withdrawal Amount (z)	= $ 7,000
Excess Partial Withdrawal Amount (x)	= $ 2,000
Policy Value Prior to Withdrawal (y)	= $ 90,000

The proportional reduction factor: x/(y – (z-x)) = 2,000 / (90,000 – (7,000-2,000)) = 0.02353

The effect on the Benefit Base is: $100,000 x 0.02353 = $2,353

Applying the reduction to the Benefit Base: $100,000 - $2,353 = $97,647

A reduction in the Benefit Base will reduce the LWBA.

No Excess Withdrawals will be allowed when the Policy value is zero. If an Excess Withdrawal reduces the LWBA to an amount less than $100, we will pay the Remaining Balance in a lump sum. The rider and its benefits will be terminated.

Step-Up of Benefit Base

On each Policy Anniversary during the Withdrawal Phase, we will compare the Policy value to the Benefit Base. If the Policy value is greater than the Benefit Base on any anniversary, we will increase the Benefit Base to equal the Policy value and recalculate the LWBA, which will increase the LWBA.

Additional Premiums

Additional premium payments made during the Withdrawal Phase will:

1.       increase the Policy value according to the provisions of the Policy; and,

2.       increase the Benefit Base; and,

3.       increase the LWBA.

Premium payments made during the Withdrawal Phase may not exceed $25,000 during a Policy Year without our prior approval. Premium payments will not be accepted if the Policy value is zero.

Guaranteed Phase

If a withdrawal (including an RMD) reduces the Policy value to zero and at least one Covered Person is still living, the following will apply:

a.	the monthly rider charge will no longer be deducted; and,
b.	the LWBA will be provided until the death of the last surviving Covered Person under a series of pre-authorized withdrawals according to a frequency selected by the Owner, but no less frequently than annually; and,
c.	no additional premiums will be accepted; and,
d.	no additional step-ups will occur; and,
e.	any Remaining Balance will not be available for payment in a lump sum and may not be applied to provide payments under an annuity option; and,
f.	the Policy and any other riders will cease to provide any death benefits.

Death Benefit

Upon the death of the last Covered Person, provided the rider is not in the Guaranteed Phase, the beneficiary will elect to receive either the Death Benefit as provided by the Policy, or the distribution of the Remaining Balance accomplished through the payment of the LWBA subject to the IRS regulations as relating to RMD until such time that the Remaining Balance is zero.

If the last surviving Covered Person dies and the Policy value is zero as of the date of death, any Remaining Balance of the Benefit Base will be distributed to the Beneficiary through the payment of the LWBA until such time that the Remaining Balance is zero.

Termination of Rider

Except as otherwise provided under the Single Life Option – Rider Election by Surviving Spouse section, the rider will terminate without value on the earliest occurrence of any of the following dates:

1.       the date of death of the last surviving Covered Person;

2.       the date there is a change of Owner that results in a change of Covered Person;

3.       the date annuity payments commence under an annuity income option as described in the Policy;

4.       the date an Excess Withdrawal is taken such that the LWBA is less than $100;

5.       the date any asset allocation requirement or investment restriction is violated;

6.       the date the Owner(s) provides us with Written Notice to terminate either the rider or the Policy.

If annuity payments are to commence under number 3 above at the maximum Annuity Date, the Owner may select one of the following options:

a.	apply the Policy value under an annuity income option described in the Policy, or
b.	receive periodic annualized payments equal to the LWBA that would otherwise be determined at that time through a life contingent annuity.
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FEDERAL INCOME TAX MATTERS

This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is not intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

Tax Deferrals During Accumulation Period

An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

Taxation of Withdrawals

Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:

▪	after the taxpayer reaches age 59 1/2;
▪	upon the death of the Owner;
▪	if the taxpayer is defined as totally disabled;
▪	as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
▪	under an immediate annuity; or
▪	under certain other limited circumstances.

Taxation of Annuity Payments

Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. The remaining balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Taxation of Death Proceeds

A death benefit paid under the Policy may be taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that: (1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. However, if an individual is designated as beneficiary they may take distribution over their life expectancy. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the Owner it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

Tax Treatment of Assignments and Transfers

An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

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Tax Treatments by Type of Owner

A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable in the year received or accrued by the Owner. However, this rule does not apply if the entity as Owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

Annuity Used to Fund Qualified Plan

The Policy is designed for use with various qualified plans, including:

  Individual Retirement Annuities (IRAs), Code Section 408(b);
  Simplified Employee Pension (SEP IRA), Code Section 408(k);
  Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
  Roth IRAs, Code Section 408A.

The Policy will not provide additional tax deferral benefits if it is used to fund a tax-deferred qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Policy issued under a qualified plan.

The company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

Tax Impact on Account Value

Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts).

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MISCELLANEOUS

About Our Company

Ameritas Life Insurance Corp. ("Ameritas Life") issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska - Nebraska's first insurance company - in business since 1887. We are engaged in the business of issuing life insurance and annuities, group dental, vision and hearing care insurance, retirement plans and 401(k) plans throughout the United States, except in the State of New York. We are an indirect wholly owned subsidiary of Ameritas Mutual Holding Company. Our address is 5900 O Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)

Ameritas Life relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

Distribution of the Policies

Ameritas Investment Corp. ("AIC"), 5900 O Street, Lincoln, Nebraska 68510, a direct wholly owned subsidiary of Ameritas Life, is the principal underwriter of the Policies. We may pay AIC for underwriting. There is no premium load to cover sales and distribution expenses. The underwriting fee paid to AIC for serving as principal underwriter will be paid by us from our other assets or surplus in our general account, which may include profits derived from mortality and expense risk charges and other charges made under the Policies. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors or AIC, and also will be licensed as insurance agents to sell variable insurance products. AIC is a federally registered broker-dealer and member of the Financial Industry Regulatory Authority ("FINRA"). Policies can also be purchased from us through salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

Voting Rights

As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios. The underlying portfolios may not hold routine annual shareholder meetings.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. It is possible that a small number of Policy Owners can determine the outcome of a voting proposal.

Legal Proceedings

We and our subsidiaries, like other life insurance companies, are subject to regulatory and legal proceedings in the ordinary course of our business. Certain of the proceedings we are involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Separate Account, our ability to meet our obligations under the Policies, or AIC's ability to perform its obligations. Nonetheless, given the large or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on any or all of the above.

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APPENDIX A: Tax-Qualified Plan Disclosures

DISCLOSURE STATEMENT Ameritas Life Insurance Corp.	For annuity policies issued as a: ■ Traditional IRA ■ SEP IRA ■ SIMPLE IRA ■ Roth IRA

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Statement is not intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publications 590-A and 590-B Contributions and Distributions to Individual Retirement Arrangements, respectively.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this Disclosure Statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at:

Ameritas Life Insurance Corp.

Service Center, Attn: Annuity Service Team

P.O. Box 81889

Lincoln, NE 68501

Telephone 800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, or longer, if required under state law, if you elect to cancel your Policy you may be subject to a Policy fee.

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity Policy is used for a Traditional IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Policy is used for a Simplified Employee Pension (SEP IRA), or Savings Incentive Match Plan for Employees (SIMPLE IRA). A separate policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

Traditional IRA

Eligibility

You are eligible to establish a Traditional IRA if you are younger than age 70½ and if, at any time during the year, you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70½. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Annual Contribution Limits

You may make annual contributions to a Traditional IRA of up to the Annual Contribution Limit of $5,500 in 2018 , or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Traditional IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA provision. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

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The combined limit on contributions to both Traditional and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into an IRA and such rollover contributions are not limited by this annual contribution maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your tax return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions

Contributions made for the tax year may be fully deductible if neither you nor your spouse (if you are married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans) for any part of such year and if you have not attained age 70½.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phase out range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phase out range are not entitled to an IRA deduction. The phase out limits are as follows:

	Married Filing Jointly	Single/Head of Household
Year	AGI	AGI

2016	$98,000 - $118,000	$61,000 - $71,000
2017	$99,000 - $119,000	$62,000 - $72,000
2018	$101,000 - $121,000	$63,000 - $73,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $18 9 ,000; and the deductible contribution for you is phased out between $18 9 ,000 and $19 9 ,000 of AGI.

Even if you will not be able to deduct the full amount of your Traditional IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Traditional IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions

If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Traditional IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

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Distributions From Your Traditional IRA During Your Life

You may take distributions from your Traditional IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59½, unless: (1) the distribution is made to a beneficiary on or after the Owner's death; (2) the distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; (8) the distribution is to satisfy a levy issued by the IRS; or (9) the distribution is a qualified reservist distribution. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70½ you must elect to receive Required Minimum Distributions (RMD) no later than April 1 following the year in which you reach age 70½ whether or not you have retired (Required Beginning Date). There is a minimum amount which you must withdraw by the Required Beginning Date and by each December 31 thereafter. You should consult with your own tax or financial adviser with regard to the calculation of the amount of your minimum distribution each year to make sure this requirement is met. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.

Distributions From Your Traditional IRA After Your Death

If you die before all the funds in your Traditional IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Beginning Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the designated beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the designated beneficiary is your spouse, payments may begin before December 31 of the calendar year in which you would have reached age 70½. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, your designated beneficiary must select to have the remaining amount of your Traditional IRA, distributed over the longer of 1) the beneficiary's life expectancy or 2) what your remaining life expectancy was before your death beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over what your remaining life expectancy was before your death.

Your surviving spouse, if the sole beneficiary, may elect to treat your Traditional IRA as his or her own Traditional IRA.

Tax Consequences

Amounts paid to you or your beneficiary from your Traditional IRA are taxable as ordinary income, except recovery of your nondeductible Traditional IRA contributions is tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers

Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Traditional IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, or SIMPLE plan into a Traditional IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Traditional IRA contributions, but also are not tax deductible.

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There are two ways to make a Rollover to your IRA:

1.	Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts may be subject to a mandatory 20% federal income tax withholding. Participant Rollovers from another Traditional IRA, as well as Direct Rollovers (see below), are not subject to mandatory withholding. Traditional IRA to Traditional IRA Rollovers are limited to one per 12 month period. However, you may transfer Traditional IRA assets to another Traditional IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred tax free to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.

2.	Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:

  distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
  required minimum distributions made during or after the year you reach age 70½;
  any hardship distributions made under the terms of the plan; and
  amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Traditional IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Traditional IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Traditional IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA.

SEP IRA

A SEP Plan allows self-employed people and small business owners to establish Simplified Employee Pensions for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs generally follow the same rules as Traditional IRAs.

SIMPLE IRA

SIMPLE IRAs operate in connection with a Savings Incentive Match Plan for Employees maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific rules regarding eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs generally follow the same rules as Traditional IRAs.

ROTH IRA

Eligibility

You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth IRA), out of your compensation or earned income for any year. Unlike Traditional IRAs, if eligible, you may contribute to a Roth IRA even after age 70½.

Limit on Annual Contributions

You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $5,500 for 201 8 . If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

Ameritas Advisor No-Load VA	47

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Traditional) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Traditional IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $1 20 ,000. Your ability to contribute to your Roth IRA is phased out at $13 5 ,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $18 9 ,000. Your ability to contribute to your Roth IRA is phased out at $19 9 ,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions

Unlike a Traditional IRA, contributions to your Roth IRA are not deductible.

Excess Contributions

If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

▪	You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
▪	If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated.

Tax on Withdrawals From Your Roth IRA

You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59½, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA

Unlike a Traditional IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Ameritas Advisor No-Load VA	48

Rollovers and Conversions

You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Traditional IRA to a Roth IRA. You can roll over distributions from a Traditional IRA to a Roth IRA if you convert such amounts within 60 days after distribution. Note that rollover contributions to a Roth IRA are included in taxable income and may result in additional tax. There may be additional income tax consequences upon a conversion. Consult your financial adviser to determine other considerations when converting a Traditional IRA to a Roth IRA.

General Information and Restrictions for All IRAs

Lump Sum Distribution

If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Traditional IRA or to a Roth IRA, or "qualified distributions" from a Roth IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability

You may not transfer, assign, or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability

The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions

If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Traditional IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure

Contributions to your IRA will be invested in a variable annuity Policy. The variable annuity Policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

Status of Our IRA Plan

We may, but are not obligated to, seek IRS approval of your Traditional IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Traditional IRA or Roth IRA.

Ameritas Advisor No-Load VA	49

APPENDIX B: State-Specific Contract Provisions

Certain features of your Policy may be different than the features described in the prospectus if your Policy is issued in the states described below. Further variations may arise; the variations are subject to change without notice.

Arizona. The Right to Examine period is 10 days for Policy Owners less than age 65. The Right to Examine period is 30 days for Policy Owners age 65 and over.

California. The Right to Examine period is 10 days for Policy Owners less than age 60. The Right to Examine period is 30 days for Policy Owners age 60 and over.

Florida. If we do not pay a full withdrawal request within 30 days, we will include interest at a rate established by Florida law. If we pay the death benefit as a lump-sum, we will pay interest from the date we receive satisfactory proof of death in accordance with Florida law. The Right to Examine period is 21 days.

Georgia. If we pay the death benefit as a lump-sum 60 days after receipt of satisfactory proof of death, we will include interest in accordance with Georgia law.

Idaho. If payment of a withdrawal request from the fixed account is delayed, we will include interest in accordance with Idaho law. The Right to Examine period is 20 days.

Montana. If we pay the death benefit as a lump-sum more than 30 days after receiving satisfactory proof of death, we will include interest in accordance with Montana law. If you or a joint owner dies on or after the annuity date and before all proceeds have been paid, a lump-sum payment may be requested. The lump-sum payment is the commuted value of the remaining portion of any unpaid benefits based on the annuity income option in effect at the time of death.

North Dakota. If we pay the death benefit as a lump-sum more than 60 days after receipt of satisfactory proof of death, we will include interest at the same rate as paid on death proceeds left on deposit with us from the date of death to the date of payment. The Right to Examine period is 20 days.

Oklahoma. If we do not refund the policy within 30 days of receipt of the notice of cancellation during the Right To Examine period, we will include interest in accordance with Oklahoma law.

Pennsylvania. If we make a modification to the Policy and the modification is not acceptable to you, you have the right to notify us within 60 days to reject the modification.

Rhode Island. The Right to Examine period is 20 days.

South Carolina. The Right to Examine period is 31 days.

Texas. The Right to Examine period is 20 days.

Washington. If we pay the death benefit as a lump-sum more than 60 days after receipt of satisfactory proof of death, the death benefit proceeds will include interest at a rate of 8% for the first 90 days from the date of death to the earlier of the date that an annuity option is selected or the payment of the death benefit proceeds in a lump-sum. If payment is not tendered within 90 days of our receipt of proof of death, the rate will increase by an additional 3% beginning with the 91st day. If you or a joint owner dies on or after the annuity date and before all proceeds have been paid, the beneficiary may elect a lump sum payment which shall be equal to the present value of the remaining annuity payments. If we make a modification to the Policy and the modification is not acceptable to you, you have the right to notify us within 60 days to reject the modification.

Ameritas Advisor No-Load VA	50

APPENDIX C: Accumulation Unit Values

The following table shows Accumulation Unit Values ("AUVs") for the Subaccounts that fund obligations of Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant") under variable annuity Policies offered by this prospectus. Ameritas Advisor No-Load VA AUVs are shown as of the close of business each December 31, which marks the beginning and end of each fiscal period.

The table also provides the number of Accumulation Units outstanding for each Subaccount variable investment option as of the end of the periods indicated for Ameritas Advisor No-Load VA Policies, as well as accumulation units for the Registrant's other policies that are no longer offered for sale, but for which the Registrant may continue to accept payments. These closed products include No-Load VA 6150, NLVA 6150, Ameritas Advisor Select No Load Variable Annuity, and 4080 (collectively referred to as the "Other LLVA Annuities"). Policy expenses vary for each of the Registrant's variable annuities; therefore, Ameritas Advisor No-Load VA AUVs are not representative of value for the other products.

The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
AMERICAN CENTURY INVESTMENTS
American Century VP	2008				73,397
International Fund, Class I	2009				129,744
(09/28/2015)	2010				158,600
	2011				174,754
	2012				176,721
	2013				225,738
	2014				207,123
	2015	9.54	10.008	8,409	181,611
	2016		9.416	10,929	156,517
	2017		12.299	15,228	140,228
American Century VP Mid Cap	2008				48,225
Value Fund, Class I	2009				30,331
(09/28/2015)	2010				79,240
	2011				86,175
	2012				78,612
	2013				60,397
	2014				65,347
	2015	17.40	18.490	108	50,337
	2016		22.614	693	62,864
	2017		25.145	15,304	59,628
CALVERT VARIABLE PRODUCTS, INC.
Calvert VP EAFE International	2010				10,217
Index Portfolio, Class I	2011				9,689
(09/28/2015)	2012				9,421
	2013				18,761
	2014				11,219
	2015	73.49	76.982	0	10,865
	2016		76.987	776	8,354
	2017		95.620	3,324	4,930
Calvert VP Russell 2000 Small	2014				1,125
Cap Index Portfolio, Class I	2015				1,176
(09/23/2016)	2016	77.66	84.204	172	6,564
	2017		95.875	8,654	4,628
Calvert VP S&P 500 Index	2008				2,916
Portfolio (09/28/2015)	2009				3,028
	2010				5,664
Ameritas Advisor No-Load VA	51

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
	2011				1,498
	2012				1,882
	2013				5,179
	2014				15,053
	2015	104.63	114.043	0	13,776
	2016		126.676	303	12,153
	2017		153.178	2,605	11,230
Calvert VP MidCap 400 Index	2010	NA	NA	NA	4,649
Portfolio, Class I	2011				4,658
	2012				4,418
	2013				4,719
	2014				4,097
	2015				3,823
	2016				4,486
	2017				3,746
Calvert VP Volatility Managed	2013				158,658
Growth Portfolio, Class F	2014				413,195
(09/28/2015)	2015	15.60	15.999	18,912	422,537
	2016		16.813	27,229	197,435
	2017		19.571	34,195	387,102
Calvert VP Volatility Managed	2013				172,817
Moderate Growth Portfolio,	2014				308,039
Class F (09/28/2015)	2015	15.40	15.810	623	317,975
	2016		16.807	13,703	104,040
	2017		19.166	13,124	310,310
Calvert VP Volatility Managed	2013				42212
Moderate Portfolio, Class F	2014				572,133
(09/28/2015)	2015	15.40	15.796	36,327	608,483
	2016		16.765	37,733	507,744
	2017		18.719	38,940	640,242
CALVERT VARIABLE SERIES, INC.
Calvert VP SRI Balanced	2008				489,630
Portfolio, Class I (09/28/2015)	2009				469,068
	2010				752,716
	2011				621,503
	2012				470,098
	2013				523,523
	2014				486,168
	2015	1.94	2.004	0	356,972
	2016		2.151	2,687	280,123
	2017		2.399	0	187,504
DEUTSCHE INVESTMENTS VIT FUNDS
Deutsche Small Cap Index	2008	NA	NA	NA	7,599
VIP, Class A	2009				8,760
	2010				8,461
	2011				9,562
	2012				5,415
	2013				4,173
	2014				6,929
	2015				23,104
	2016				7,086
	2017				7,152
DEUTSCHE VARIABLE SERIES I
Deutsche Capital Growth VIP,	2011				6,847
Class A (09/28/2015)	2012				5,266
	2013				8,232
	2014				6,257
Ameritas Advisor No-Load VA	52

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
	2015	25.54	28.187	42	10,493
	2016		29.253	748	5,256
	2017		36.780	750	6,913
DEUTSCHE VARIABLE SERIES II
Deutsche International Growth	2008				17,752
VIP, Class A (09/28/2015)	2009				50,028
	2010				35,611
	2011				8,277
	2012				3,827
	2013				35,623
	2014				26,498
	2015	10.28	10.798	0	28,313
	2016		11.149	986	19,510
	2017		13.925	3,818	21,237
Deutsche Small Mid Cap	2008				119,199
Value VIP, Class A	2009				222,089
(09/28/2015)	2010				166,453
	2011				210,810
	2012				205,876
	2013				149,273
	2014				107,284
	2015	15.26	15.952	0	53,059
	2016		18.562	1	32,254
	2017		20.424	6,843	35,747
DFA INVESTMENT DIMENSIONS GROUP INC.
VA Global Bond Portfolio	2010				1,521
(09/28/2015)	2011				174,470
	2012				232,393
	2013				279,968
	2014				344,205
	2015	10.92	10.863	13,037	387,246
	2016		11.001	104,404	259,222
	2017		11.183	546,775	373,173
VA Global Moderate Allocation	2016	11.06	11.679	20,913	2,231
Portfolio (05/01/2016)	2017		13.320	120,775	9,594
VA International Small	2010				0
Portfolio (09/28/2015)	2011				143,663
	2012				99,328
	2013				155,101
	2014				175,504
	2015	11.02	11.689	5,148	167,824
	2016		12.362	44,743	113,212
	2017		15.993	197,231	146,332
VA International Value	2010				0
Portfolio (09/28/2015)	2011				285,076
	2012				301,709
	2013				364,305
	2014				537,355
	2015	10.42	10.901	10,857	609,867
	2016		11.840	92,546	604,208
	2017		14.830	314,318	675,562
VA Short-Term Fixed Portfolio	2010				0
(09/28/2015)	2011				521,972
	2012				365,486
	2013				733,091
	2014				1,175,978
Ameritas Advisor No-Load VA	53

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
	2015	10.22	10.199	24,266	1,221,447
	2016		10.233	73,857	532,297
	2017		10.273	340,041	656,406
VA U.S. Large Value Portfolio	2010				75
(09/28/2015)	2011				66,565
	2012				112,949
	2013				154,629
	2014				177,711
	2015	20.62	22.162	6,072	217,865
	2016		26.227	91,963	133,375
	2017		31.091	247,238	177,151
VA U.S. Targeted Value	2010				0
Portfolio (09/28/2015)	2011				96,423
	2012				105,065
	2013				135,713
	2014				128,857
	2015	16.69	17.276	783	125,234
	2016		21.926	20,163	110,187
	2017		23.960	194,323	88,483
FIDELITY® VARIABLE INSURANCE PRODUCTS
Fidelity® VIP Contrafund®	2008				535,745
Portfolio, Initial Class	2009				462,986
(09/28/2015)	2010				436,022
	2011				419,721
	2012				491,443
	2013				405,946
	2014				315,612
	2015	31.71	34.517	4,102	288,274
	2016		37.113	25,482	242,383
	2017		45.030	32,576	221,388
Fidelity® VIP Contrafund®	2008	NA	NA	NA	229,913
Portfolio, Service Class	2009				159,662
	2010				152,334
	2011				52,161
	2012				44,339
	2013				40,276
	2014				31,517
	2015				26,816
	2016				14,218
	2017				12,469
Fidelity® VIP Equity-Income	2008				92,690
Portfolio, Initial Class	2009				83,908
(09/28/2015)	2010				78,726
	2011				76,978
	2012				76,944
	2013				68,236
	2014				68,992
	2015	20.02	21.284	0	61,969
	2016		25.006	1,992	53,904
	2017		28.104	2,339	58,442
Fidelity® VIP Government	2016	1.00	0.999	541,566	13,916,023
Money Market Portfolio,	2017		1.001	636,529	11,876,616
Initial Class (05/01/2016)
Fidelity® VIP Growth Portfolio,	2008				104,673
Initial Class (09/28/15)	2009				75,579
	2010				77,388
	2011				91,581
Ameritas Advisor No-Load VA	54

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
	2012				87,356
	2013				69,432
	2014				68,513
	2015	59.87	65.892	0	51,855
	2016		66.123	117	41,469
	2017		88.955	2,006	41,507
Fidelity® VIP High Income	2008				285,316
Portfolio, Initial Class	2009				566,445
(09/28/2015)	2010				462,638
	2011				637,365
	2012				681,211
	2013				862,552
	2014				822,328
	2015	5.48	5.300	38,977	594,554
	2016		6.048	40,566	281,294
	2017		6.438	77,716	143,282
Fidelity® VIP High Income	2008	NA	NA	NA	95,260
Portfolio, Service Class	2009				67,609
	2010				91,348
	2011				52,753
	2012				27,827
	2013				32,067
	2014				8,681
	2015				3,390
	2016				3,424
	2017				3,258
Fidelity® VIP Investment	2008				617,787
Grade Bond Portfolio,	2009				716,776
Initial Class (09/28/2015)	2010				916,977
	2011				1,165,342
	2012				1,385,907
	2013				1,250,939
	2014				1,048,298
	2015	12.71	12.679	35,478	1,157,255
	2016		13.220	201,376	1,016,129
	2017		13.716	240,850	1,070,904
Fidelity® VIP Mid Cap Portfolio,	2008				207,460
Initial Class (09/28/2015)	2009				210,022
	2010				255,573
	2011				214,093
	2012				213,102
	2013				148,099
	2014				126,628
	2015	31.35	32.819	2,615	116,200
	2016		36.670	3,633	101,808
	2017		44.102	6,534	88,930
Fidelity® VIP Mid Cap Portfolio,	2008	NA	NA	NA	29,289
Service Class	2009				29,568
	2010				31,979
	2011				25,464
	2012				16,201
	2013				13,317
	2014				8,327
	2015				8,268
	2016				7,114
	2017				6,064
Ameritas Advisor No-Load VA	55

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
Fidelity® VIP Overseas	2008				188,150
Portfolio, Initial Class	2009				191,471
(09/28/2015)	2010				151,133
	2011				131,089
	2012				120,315
	2013				137,376
	2014				105,465
	2015	18.28	19.356	1,870	116,660
	2016		18.293	22,178	104,928
	2017		23.727	26,590	100,477
Fidelity® VIP Strategic Income	2008				40,254
Portfolio, Initial Class	2009				116,996
(09/28/2015)	2010				181,357
	2011				431,235
	2012				507,319
	2013				458,131
	2014				527,562
	2015	10.99	10.926	4,688	564,929
	2016		11.777	100,178	493,614
	2017		12.638	217,839	501,633
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Templeton Global Bond VIP	2008				120,046
Fund, Class 2 (09/28/2015)	2009				279,606
	2010				321,201
	2011				361,081
	2012				343,738
	2013				360,287
	2014				519,958
	2015	15.37	15.782	15,315	458,040
	2016		16.173	22,749	235,362
	2017		16.411	53,650	226,952
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. American	2012				1,445
Franchise Fund, Series I	2013				4,682
(09/28/2015)	2014				1,089
	2015	50.94	57.232	0	602
	2016		58.267	0	230
	2017		73.870	593	252
Invesco V.I. Diversified	2011	NA	NA	NA	2,820
Dividend Fund, Series I	2012				6,675
	2013				15,546
	2014				6,887
	2015				31,878
	2016				5,081
	2017				6,004
Invesco V.I. Global Health	2008	NA	NA	NA	3,345
Care Fund, Series I	2009				2,252
	2010				3,207
	2011				2,642
	2012				4,025
	2013				7,286
	2014				7,470
	2015				10,332
	2016				5,064
	2017				4,276
Ameritas Advisor No-Load VA	56

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
Invesco V.I. International	2008				8,790
Growth Fund, Series I	2009				17,399
(09/28/2015)	2010				20,016
	2011				79,147
	2012				106,446
	2013				117,947
	2014				168,642
	2015	31.15	33.451	281	133,051
	2016		33.151	1,279	25,138
	2017		40.595	1,726	26,280
Invesco V.I. Technology Fund,	2008	NA	NA	NA	5,699
Series I	2009				5,969
	2010				8,681
	2011				8,552
	2012				8,661
	2013				9,798
	2014				9,502
	2015				9,417
	2016				5,120
	2017				6,614
MFS® VARIABLE INSURANCE TRUST
MFS® Utilities Series, Initial	2008				10,150
Class (09/28/2015)	2009				29,360
	2010				23,975
	2011				52,787
	2012				43,265
	2013				48,574
	2014				60,651
	2015	25.71	25.530	0	45,862
	2016		28.332	2,242	39,141
	2017		32.388	5,299	37,736
MFS® VARIABLE INSURANCE TRUST II
MFS® Research International	2015	13.25	13.834	479	456,414
Portfolio, Initial Class	2016		13.675	1,698	209,346
(09/28/2015)	2017		17.466	13,689	203,118
MORGAN STANLEY VARIABLE INSURANCE FUND, INC.
Morgan Stanley VIF Emerging	2008				88,926
Markets Equity Portfolio,	2009				274,268
Class I (09/28/2015)	2010				344,150
	2011				323,894
	2012				327,168
	2013				360,887
	2014				504,300
	2015	12.09	12.376	7,687	479,449
	2016		13.150	45,134	306,873
	2017		17.682	126,909	382,557
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT Large	2008				56,119
Cap Value Portfolio, Class I	2009				64,157
(09/28/15)	2010				49,947
	2011				39,727
	2012				38,685
	2013				45,603
	2014				46,164
	2015	13.89	14.439	82	21,126
	2016		18.308	2,876	23,443
	2017		20.661	8,772	21,076
Ameritas Advisor No-Load VA	57

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
Neuberger Berman AMT Mid	2015	NA	NA	NA
Cap Growth Portfolio, Class I	2016				9,213
	2017				7,946
Neuberger Berman AMT Mid	2008				2,268
Cap Intrinsic Value Portfolio,	2009				13,733
Class I (09/28/2015)	2010				43,300
	2011				8,996
	2012				8,996
	2013				21,403
	2014				30,506
	2015	16.16	16.361	778	20,457
	2016		18.922	385	10,319
	2017		21.990	4,054	12,215
Neuberger Berman AMT Short	2008	NA	NA	NA	9,992
Duration Bond Portfolio,	2009				1,612
Class I	2010				3,371
	2011				8,112
	2012				12,062
	2013				19,750
	2014				18,259
	2015				2,880
	2016				3,696
	2017				3,272
PIMCO VARIABLE INSURANCE TRUST
PIMCO	2008				659,659
CommodityRealReturn®	2009				723,161
Strategy Portfolio,	2010				671,305
Administrative Class	2011				685,085
(09/28/2015)	2012				680,483
	2013				646,051
	2014				621,208
	2015	7.66	6.902	7,697	551,822
	2016		7.912	14,762	516,599
	2017		8.047	34,644	287,391
PIMCO Low Duration Portfolio,	2014	NA	NA	NA
Administrative Class	2015
	2016				16,662
	2017				1,653
PIMCO Total Return Portfolio,	2009				594,952
Administrative Class	2010				1,079,130
(09/28/2015)	2011				1,853,223
	2012				2,094,346
	2013				1,657,457
	2014				1,034,368
	2015	10.98	11.010	6,717	560,808
	2016		11.254	10,485	363,929
	2017		11.754	237,353	363,774
PROFUNDS VP
ProFund VP Bull	2008	NA	NA	NA	58,506
	2009				24,136
	2010				110,419
	2011				96,162
	2012				86,626
	2013				99,979
	2014				98,905
	2015				97,987
	2016				53,706
	2017				43,258
Ameritas Advisor No-Load VA	58

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
ProFund VP Dow 30	2008	NA	NA	NA	1,765
	2009				7,198
	2010				2,141
	2011				293
	2012				6,615
	2013				2,887
	2014				3,859
	2015				3,557
	2016				1,539
	2017				1,539
ProFund VP Europe 30	2008	NA	NA	NA	1,345
	2009				837
	2010				2,471
	2011				2,505
	2012				3,218
	2013				3,376
	2014				3,342
	2015				2,828
	2016				2,263
	2017				2,263
ProFund VP Mid-Cap Value	2008	NA	NA	NA	2,648
	2009				337
	2010				641
	2011				103
	2012				103
	2013				1,021
	2014				966
	2015				948
	2016				772
	2017				848
ProFund VP NASDAQ-100	2008	NA	NA	NA	140
	2009				10,211
	2010				540
	2011				717
	2012				9,549
	2013				1,718
	2014				1,616
	2015				1,459
	2016				0
	2017				0
ProFund VP Small-Cap	2008	NA	NA	NA	349
	2009				3,190
	2010				1,380
	2011				580
	2012				5,598
	2013				0
	2014				0
	2015				0
	2016				0
	2017				1,590
ProFund VP Small-Cap Value	2008	NA	NA	NA	723
	2009				38
	2010				398
	2011				31
	2012				339
	2013				325
	2014				878
Ameritas Advisor No-Load VA	59

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
	2015				859
	2016				87
	2017				87
ULTRA PROFUNDS VP
ProFund VP UltraBull	2008	NA	NA	NA	11,026
	2009				10,467
	2010				849
	2011				2,527
	2012				849
	2013				1,580
	2014				3,718
	2015				849
	2016				4162
	2017				849
ProFund VP UltraMid-Cap	2008	NA	NA	NA	1,689
	2009				3,548
	2010				3,347
	2011				762
	2012				2,208
	2013				242
	2014				44
	2015				257
	2016				44
	2017				114
ProFund VP UltraNASDAQ- 100	2008	NA	NA	NA	25,438
	2009				7,717
	2010				8,492
	2011				5,412
	2012				3,810
	2013				4,225
	2014				5,614
	2015				3,902
	2016				4,064
	2017				3,753
ProFund VP UltraSmall-Cap	2008	NA	NA	NA	8,165
	2009				9,680
	2010				4,002
	2011				1,200
	2012				35
	2013				964
	2014				842
	2015				570
	2016				35
	2017				289
INVERSE PROFUNDS VP
ProFund VP Bear	2008	NA	NA	NA	2,889
	2009				43,244
	2010				6,010
	2011				1,947
	2012				19,909
	2013				16,244
	2014				16,253
	2015				12,188
	2016				8,703
	2017				923
Ameritas Advisor No-Load VA	60

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
ProFund VP Short Dow 30	2008	NA	NA	NA	0
	2009				577
	2010				0
	2011				3,263
	2012				3,263
	2013				3,263
	2014				3,263
	2015				0
	2016				931
	2017				221
ProFund VP Short NASDAQ-	2008	NA	NA	NA	20,272
100	2009				15,723
	2010				22,809
	2011				4,617
	2012				4,235
	2013				4,235
	2014				4,235
	2015				1,199
	2016				4,032
	2017				615
ProFund VP Short Small-Cap	2008	NA	NA	NA	0
	2009				7,257
	2010				0
	2011				5,386
	2012				7,549
	2013				7,549
	2014				7,549
	2015				4,504
	2016				4,504
	2017				4,504
SECTOR PROFUNDS VP
ProFund VP Oil & Gas	2008	NA	NA	NA	5,038
	2009				5,413
	2010				3,827
	2011				1,925
	2012				2,299
	2013				1,759
	2014				1,191
	2015				968
	2016				968
	2017				968
ProFund VP Precious Metals	2008	NA	NA	NA	13,938
	2009				24,551
	2010				12,175
	2011				12,562
	2012				8,994
	2013				2,841
	2014				2,138
	2015				5,865
	2016				3,180
	2017				1,800
ProFund VP Real Estate	2008	NA	NA	NA	236
	2009				277
	2010				1,358
	2011				1,549
	2012				1,360
	2013				1,857
	2014				1,843
Ameritas Advisor No-Load VA	61

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
	2015				1,354
	2016				1,066
	2017				1,066
NON-EQUITY PROFUNDS VP
ProFund VP Rising Rates	2008	NA	NA	NA	0
Opportunity	2009				1,617
	2010				0
	2011				0
	2012				3,844
	2013				12,001
	2014				13,870
	2015				1,630
	2016				514
	2017				875
ProFund VP U.S. Government	2008	NA	NA	NA	933
Plus	2009				4,849
	2010				13,159
	2011				1,220
	2012				4,985
	2013				1,498
	2014				1,405
	2015				2,025
	2016				1,647
	2017				518
ACCESS VP HIGH YIELD FUND (SM)
Access VP High Yield Fund (SM)	2008	NA	NA	NA	783
	2009				803
	2010				180
	2011				180
	2012				1,497
	2013				1,436
	2014				838
	2015				793
	2016				346
	2017				1,028
PROFUND VP GOVERNMENT MONEY MARKET
Profound VP Government Money	2008	NA	NA	NA	9,449,745
Market	2009				6,142,228
	2010				6,045,193
	2011				5,595,656
	2012				3,881,196
	2013				1,634,267
	2014				916,051
	2015				986,916
	2016				821,961
	2017				460,882
RYDEX VARIABLE TRUST
Guggenheim Long Short Equity	2008				98,090
Fund (09/28/2015)	2009				84,356
	2010				71,023
	2011				65,409
	2012				59,852
	2013				47,628
	2014				27,549
	2015	15.07	15.252	0	47,133
	2016		15.284	0	17,615
	2017		17.475	6,389	66,836
Ameritas Advisor No-Load VA	62

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
Rydex Government Long Bond	2008				98,915
1.2x Strategy Fund	2009				66,101
(09/28/2015)	2010				74,036
	2011				75,558
	2012				68,388
	2013				53,846
	2014				60,578
	2015	30.69	29.771	784	54,762
	2016		29.537	61	55,839
	2017		32.238	11,099	53,060
Rydex Inverse Government	2008				6,777
Long Bond Strategy Fund (09/28/2015)	2009				46,269
	2010				61,922
	2011				18,143
	2012				10,176
	2013				42,260
	2014				22,365
	2015	35.27	35.669	0	7,945
	2016		34.465	0	4,127
	2017		31.262	40	5,184
Rydex Inverse NASDAQ-100®	2008				15,385
Strategy Fund (09/28/2015)	2009				11,207
	2010				18,745
	2011				35,688
	2012				27,967
	2013				29,755
	2014				23,487
	2015	24.73	21.705	892	25,800
	2016		19.559	9,493	91,384
	2017		14.671	1,498	27,907
Rydex Inverse S&P 500®	2008				173,915
Strategy Fund (09/28/2015)	2009				181,645
	2010				263,534
	2011				411,712
	2012				339,458
	2013				327,012
	2014				259,576
	2015	17.59	15.932	0	984,873
	2016		13.956	10,845	581,997
	2017		11.483	0	392,879
Rydex NASDAQ-100® Fund	2008				52,939
(09/28/2015)	2009				79,856
	2010				60,595
	2011				98,651
	2012				81,677
	2013				71,070
	2014				92,224
	2015	30.56	34.121	22	80,191
	2016		35.999	516	48,129
	2017		46.992	15,871	44,845
Rydex Nova Fund	2008				125,159
(09/28/2015)	2009				94,107
	2010				110,254
	2011				55,196
	2012				116,383
	2013				176,704
	2014				124,369
Ameritas Advisor No-Load VA	63

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
	2015	136.60	154.642	9	63,205
	2016		178.153	21	55,302
	2017		233.721	1,443	51,086
Rydex Precious Metals Fund	2008				447,339
(09/28/2015)	2009				472,733
	2010				513,764
	2011				428,728
	2012				312,388
	2013				246,783
	2014				277,466
	2015	17.41	17.950	0	309,648
	2016		29.543	430	285,576
	2017		31.494	1,134	366,410
Rydex Russell 2000® 1.5x	2008				28,404
Strategy Fund (09/28/2015)	2009				26,714
	2010				26,135
	2011				20,342
	2012				20,018
	2013				29,791
	2014				29,638
	2015	46.26	49.033	28	33,042
	2016		63.660	8,557	17,829
	2017		76.060	8,591	14,140
T. ROWE PRICE EQUITY SERIES, INC.
T. Rowe Price Blue Chip	2008				486,961
Growth Portfolio (09/28/2015)	2009				651,881
	2010				542,249
	2011				691,294
	2012				767,686
	2013				758,565
	2014				650,742
	2015	20.46	22.983	7,936	612,276
	2016		23.060	60,544	367,482
	2017		31.259	70,343	356,897
THIRD AVENUE VARIABLE SERIES TRUST
Third Avenue Value Portfolio	2008				485,016
(09/28/2015)	2009				386,378
	2010				312,857
	2011				187,934
	2012				166,864
	2013				136,867
	2014				120,296
	2015	13.92	14.723	0	88,867
	2016		16.449	1,103	75,791
	2017		18.600	865	63,510
VANGUARD® VARIABLE INSURANCE FUND
Vanguard® Balanced Portfolio	2008				452,699
(09/28/2015)	2009				456,520
	2010				475,803
	2011				467,751
	2012				444,720
	2013				441,103
	2014				447,484
	2015	21.17	22.294	12,961	401,853
	2016		24.639	37,485	384,018
	2017		28.139	45,965	395,267
Ameritas Advisor No-Load VA	64

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
Vanguard® Conservative	2016	23.55	24.148	4,142	1,846
Allocation Portfolio	2017		26.657	17,399	13,463
(05/01/2016)
Vanguard® Diversified Value	2008				1,249,193
Portfolio (09/28/2015)	2009				1,172,885
	2010				1,042,653
	2011				935,302
	2012				875,068
	2013				712,454
	2014				641,098
	2015	15.49	16.531	8,596	620,659
	2016		18.590	18,382	508,060
	2017		20.942	32,204	483,191
Vanguard® Equity Income	2008				518,223
Portfolio (09/28/2015)	2009				453,761
	2010				486,606
	2011				570,071
	2012				561,759
	2013				356,122
	2014				358,283
	2015	19.40	21.196	7,255	303,993
	2016		24.280	24,529	267,906
	2017		28.583	53,393	249,791
Vanguard® Equity Index	2008				639,316
Portfolio (09/28/2015)	2009				618,741
	2010				556,634
	2011				566,904
	2012				600,589
	2013				531,000
	2014				488,503
	2015	30.45	33.212	4,226	434,513
	2016		36.968	6,857	494,589
	2017		44.773	115,916	482,838
Vanguard® Growth Portfolio	2008				503,077
(09/28/2015)	2009				472,632
	2010				409,553
	2011				390,906
	2012				373,915
	2013				362,990
	2014				377,363
	2015	20.52	22.554	672	395,996
	2016		22.210	24,174	317,950
	2017		28.947	36,371	320,707
Vanguard® High Yield Bond	2008				597,404
Portfolio (09/28/2015)	2009				630,853
	2010				559,934
	2011				589,645
	2012				633,281
	2013				467,398
	2014				473,832
	2015	7.66	7.581	9,349	414,235
	2016		8.404	34,727	593,283
	2017		8.953	216,962	593,376
Vanguard® International	2008				1,507,184
Portfolio (09/28/2015)	2009				1,277,144
	2010				1,321,421
	2011				1,213,885
	2012				1,152,994
Ameritas Advisor No-Load VA	65

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
	2013				867,917
	2014				845,025
	2015	18.07	19.777	9,694	725,073
	2016		20.058	32,643	601,105
	2017		28.490	155,985	636,563
Vanguard® Mid-Cap Index	2008				777,122
Portfolio (09/28/2015)	2009				664,420
	2010				722,574
	2011				635,190
	2012				617,178
	2013				648,760
	2014				601,132
	2015	19.69	20.736	9,253	557,037
	2016		22.937	31,886	494,252
	2017		27.192	128,111	488,570
Vanguard® Moderate	2016	25.53	26.591	1,822	11,666
Allocation Portfolio	2017		30.390	19,449	22,319
(05/01/2016)
Vanguard® Real Estate Index	2008				580,363
Portfolio (09/28/2015)	2009				535,210
	2010				491,398
	2011				556,935
	2012				600,519
	2013				587,614
	2014				573,214
	2015	12.62	13.754	15,723	519,685
	2016		14.837	56,305	468,860
	2017		15.476	190,338	445,413
Vanguard® Short-Term	2016	10.57	10.598	87,482	117,821
Investment-Grade Portfolio	2017		10.772	515,803	504,494
(05/01/2016)
Vanguard® Small Company	2008				530,570
Growth Portfolio (09/28/2015)	2009				521,497
	2010				541,585
	2011				473,781
	2012				478,077
	2013				465,812
	2014				403,558
	2015	19.73	20.766	3,520	380,310
	2016		23.761	28,307	348,954
	2017		29.205	61,469	337,264
Vanguard® Total Bond Market	2008				1,945,330
Index Portfolio (09/28/2015)	2009				1,882,851
	2010				1,384,293
	2011				1,678,237
	2012				2,244,227
	2013				2,188,938
	2014				2,014,825
	2015	11.86	11.776	37,820	2,163,655
	2016		12.013	166,557	1,794,152
	2017		12.376	783,549	1,906,233
Vanguard® Total Stock Market	2008				327,549
Index Portfolio (09/28/2015)	2009				346,340
	2010				324,114
	2011				314,114
	2012				306,810
Ameritas Advisor No-Load VA	66

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
	2013				314,352
	2014				273,805
	2015	29.61	32.023	1,447	280,333
	2016		35.882	21,137	244,864
	2017		43.212	87,976	266,103
WELLS FARGO FUNDS (SM) – VARIABLE TRUST
Wells Fargo VT Discovery	2008	NA	NA	NA	20,528
Fund (SM), Class 2	2009				16,399
	2010				19,800
	2011				18,991
	2012				19,724
	2013				18,671
	2014				14,529
	2015				15,321
	2016				10,699
	2017				9,200
Wells Fargo VT Opportunity	2008	NA	NA	NA	10,187
Fund (SM), Class 2	2009				9,731
	2010				8,912
	2011				3,992
	2012				4,042
	2013				4,078
	2014				4,398
	2015				4,246
	2016				4,053
	2017				2,913

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Ameritas Advisor No-Load VA	73

Ameritas Advisor No-Load VA	74

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STATEMENT OF ADDITIONAL INFORMATION Table of Contents

A Statement of Additional Information, dated May 1, 2018 , and other information about us and the Policy is on file with the SEC and is incorporated into this prospectus by reference.

For a free copy, access it on the SEC's website (www.sec.gov), or write or call us. Here is the Table of Contents for the Statement of Additional Information:

		Begin on Page
REMEMBER, THE CORRECT FORM is important for us to accurately process your Policy elections and changes. Many can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need.	GENERAL INFORMATION AND HISTORY SERVICES	1
	PURCHASE OF SECURITIES BEING OFFERED UNDERWRITER CALCULATION OF PERFORMANCE	2
	STANDARDIZED PERFORMANCE REPORTING NON-STANDARDIZED PERFORMANCE REPORTING YIELDS	3
	OTHER INFORMATION SERVICE MARKS AND COPYRIGHT LICENSING AGREEMENT FINANCIAL STATEMENTS	4

THANK YOU

for reviewing this prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

IF YOU HAVE QUESTIONS,

for marketing assistance or other product questions prior to issue, call us at:

Ameritas Life Insurance Corp.

Telephone: 800-255-9678

for all other matters, write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

or

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-255-9678

Fax: 402-467-7335

Interfund Transfer Request Fax:

402-467-7923

e-mail: direct@ameritas.com

© 2018 Ameritas Life Insurance Corp.	Registration No. 811-07661
Ameritas Advisor No-Load VA	83

Statement of Additional Information: May 1, 2018
to accompany Policy Prospectus dated May 1, 2018

Ameritas Advisor No-Load VA
Flexible Premium Deferred Variable Annuity Policy	Ameritas Life Insurance Corp. Separate Account LLVA

TABLE OF CONTENTS	PAGE

GENERAL INFORMATION AND HISTORY	1
SERVICES

PURCHASE OF SECURITIES BEING OFFERED	2
UNDERWRITER
CALCULATION OF PERFORMANCE

STANDARDIZED PERFORMANCE REPORTING	3
NON-STANDARDIZED PERFORMANCE REPORTING
YIELDS

OTHER INFORMATION	4
SERVICE MARKS AND COPYRIGHT
LICENSING AGREEMENT
FINANCIAL STATEMENTS

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

This Statement of Additional Information ("Statement") is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by sending us an email through our website at ameritasdirect.com, or by calling us at 800-255-9678. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

GENERAL INFORMATION AND HISTORY

Ameritas Life Insurance Corp. Separate Account LLVA is a separate investment account of Ameritas Life Insurance Corp. ("Company, we, us, our, Ameritas Life"). We are engaged in the business of issuing life insurance and annuities, group dental, vision and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except in New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas"), a Nebraska mutual insurance holding company. Ameritas is a diversified family of financial services businesses. For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com. Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

SERVICES

The balance sheets – statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of Ameritas Mutual Holding Company, as of December 31, 2017 and 2016, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2017 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2017, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein.

Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

Our financial statements are part of this SAI. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Ameritas Advisor No-Load VA	SAI:1	Statement of Additional Information

Affiliates of Ameritas Life may provide administrative services to Ameritas Life relating to policies offered by its separate accounts, including Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant"). On January 1, 2011, Ameritas Life entered into an Amended and Restated General Administrative Services Agreement (the "Agreement"), under which administrative services relating to policies offered by the Ameritas Life separate accounts may be provided by affiliates of Ameritas Life. The parties to the Agreement are Ameritas Life, Ameritas Holding Company, Acacia Life Insurance Company, The Union Central Life Insurance Company, Ameritas Investment Partners, Inc., Ameritas Mortgage Funding, Inc., Ameritas Investment Corp., and Calvert Investments, Inc. All parties to the Agreement are wholly owned subsidiaries of Ameritas Mutual Holding Company ("AMHC") or have since been merged into or dissolved by wholly owned subsidiaries of AMHC. Ameritas Life made no payments for administrative services provided by affiliated companies in 2015, 2016, or 2017.

All matters of state and federal law pertaining to the Policies have been reviewed by the Ameritas Life legal staff.

PURCHASE OF SECURITIES BEING OFFERED

The Policy will be sold by licensed insurance agents in states where the Policies may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority.

UNDERWRITER

The Policy is offered continuously and is distributed by Ameritas Investment Corp. ("AIC"), 5900 O Street, Lincoln, Nebraska 68510. AIC is a wholly owned subsidiary of ours. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

YEAR:	2015	2016	2017
Variable annuity commissions we paid to AIC that were paid to other broker-dealers and representatives (not kept by AIC).	$ 64,691	$ 55,737	$ 478,345
Variable annuity commission earned and kept by AIC.	$0	$0	$0
Fees we paid to AIC for variable annuity Principal Underwriter services.	$ 667,948	$ 500,801	$ 137,625

CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any money market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet website will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Ameritas Advisor No-Load VA	SAI:2	Statement of Additional Information

Standardized Performance Reporting

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the beginning of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the current mortality and expense fee and the current annual Policy Fee. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting

We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Yields

We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD=2[(a-b+1)[6]-1]
cd

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $75,000.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of a money market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven-day calendar period. A money market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). A money market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

A money market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in a money market Subaccount nor that Subaccount's investment in the underlying money market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

Ameritas Advisor No-Load VA	SAI:3	Statement of Additional Information

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Statements in the prospectus and this Statement are intended to be summaries. For a complete statement of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's website (www.sec.gov) or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 202-551-8090 for details and public hours.)

SERVICE MARKS AND COPYRIGHT

"Ameritas" and the bison design are registered service marks of Ameritas Life Insurance Corp. The Policy and Policy prospectus are copyrighted by Ameritas Life Insurance Corp.

LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas Life") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN.

S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

Our financial statements bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Ameritas Advisor No-Load VA	SAI:4	Statement of Additional Information

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017
AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVA (the “Account”) as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche, LLP

Omaha, Nebraska

March 16, 2018

We have served as the Account’s auditor since 1997.

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

ASSETS
INVESTMENTS AT FAIR VALUE:

Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
295,329.978 shares at $2.230 per share (cost $571,717)	$658,586
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
25,563.159 shares at $31.96 per share (cost $773,112)	816,999
Deutsche Investments VIT Funds (Scudder):
Deutsche Small Cap Index VIP Portfolio, Class A (Small Cap) -
14,934.194 shares at $18.29 per share (cost $248,937)	273,146
Deutsche Variable Series II (Scudder):
Deutsche Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
54,008.437 shares at $17.88 per share (cost $778,667)	965,671
Deutsche International Growth VIP Portfolio, Class A (Thematic) -
25,793.704 shares at $13.90 per share (cost $287,765)	358,532
Deutsche Variable Series I (Scudder):
Deutsche Capital Growth VIP Portfolio, Class A (Growth) -
10,990.578 shares at $30.86 per share (cost $308,663)	339,169
Fidelity Variable Insurance Products (Fidelity):
Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
172,181.843 shares at $22.87 per share (cost $3,229,401)	3,937,799
Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Inv. Grade Bond IC) -
1,935,970.502 shares at $12.80 per share (cost $24,980,470)	24,780,422
Fidelity VIP Equity-Income Portfolio, Initial Class (Equity Income IC) -
131,429.352 shares at $23.89 per share (cost $2,837,990)	3,139,847
Fidelity VIP Growth Portfolio, Initial Class (Growth IC) -
53,577.190 shares at $74.05 per share (cost $2,753,561)	3,967,391
Fidelity VIP High Income Portfolio, Initial Class (High Income IC) -
435,928.032 shares at $5.45 per share (cost $2,456,893)	2,375,808
Fidelity VIP High Income Portfolio, Service Class (High Income SC) -
9,718.465 shares at $5.42 per share (cost $54,570)	52,674
Fidelity VIP Contrafund Portfolio, Initial Class (Contrafund IC) -
486,060.950 shares at $37.94 per share (cost $13,893,367)	18,441,152
Fidelity VIP Contrafund Portfolio, Service Class (Contrafund SC) -
25,410.328 shares at $37.77 per share (cost $703,953)	959,748
Fidelity VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
218,499.237 shares at $38.94 per share (cost $6,829,482)	8,508,360
Fidelity VIP Mid Cap Portfolio, Service Class (Mid Cap SC) -
14,331.069 shares at $38.60 per share (cost $453,320)	553,179
Fidelity VIP Strategic Income Portfolio, Initial Class (Strategic) -
1,009,155.519 shares at $11.50 per share (cost $11,561,389)	11,605,288

The accompanying notes are an integral part of these financial statements.

FS-3

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity Variable Insurance Products (Fidelity), continued:
Fidelity VIP Government Money Market Portfolio, Initial Class (Money Market) -
12,495,084.270 shares at $1.00 per share (cost $12,495,084)	$12,495,084
AIM Variable Insurance Funds (AIM):
Invesco V.I. Diversified Dividend Fund Portfolio, Series I (Dividend) -
6,655.791 shares at $27.18 per share (cost $159,217)	180,904
Invesco V.I. Global Health Care Fund Portfolio, Series I (Health) -
7,617.164 shares at $26.44 per share (cost $237,759)	201,398
Invesco V.I. Technology Fund Portfolio, Series I (Technology) -
8,810.539 shares at $22.97 per share (cost $160,893)	202,378
Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
31,066.672 shares at $39.89 per share (cost $1,017,061)	1,239,250
Invesco V.I. American Franchise Fund Portfolio, Series I (Franchise) -
987.488 shares at $62.97 per share (cost $62,192)	62,182
Janus Aspen Series (Janus):
Janus Henderson Research Portfolio, Institutional Shares (Growth) -
1,041.335 shares at $36.51 per share (cost $24,061)	38,019
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I (Mid-Cap) -
8,392.458 shares at $27.79 per share (cost $199,185)	233,226
Neuberger Berman AMT Short Duration Bond Portfolio, Class I (Bond) -
6,872.159 shares at $10.46 per share (cost $74,702)	71,883
Neuberger Berman AMT Large Cap Value Portfolio, Class I (Partners) -
56,683.485 shares at $16.71 per share (cost $804,719)	947,181
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
24,516.905 shares at $19.58 per share (cost $403,401)	480,041
Rydex Variable Trust (Rydex):
Rydex Nova Fund Portfolio (Nova) -
15,720.974 shares at $112.99 per share (cost $1,594,505)	1,776,313
Rydex NASDAQ-100 Fund Portfolio (NASDAQ) -
77,673.028 shares at $38.70 per share (cost $2,719,725)	3,005,946
Rydex Precious Metals Fund Portfolio (Precious Metals) -
86,647.934 shares at $30.30 per share (cost $2,663,081)	2,625,432
Rydex Inverse S&P 500 Strategy Fund Portfolio (Inv. S&P 500) -
7,098.205 shares at $69.60 per share (cost $643,741)	494,035
Rydex Government Long Bond 1.2x Strategy Fund Portfolio (Gov. Long Bond) -
49,365.074 shares at $31.79 per share (cost $1,580,248)	1,569,316
Rydex Inverse NASDAQ-100 Strategy Fund Portfolio (Inverse NASDAQ) -
1,819.308 shares at $59.28 per share (cost $122,343)	107,849

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Rydex Variable Trust (Rydex), continued:
Rydex Inverse Government Long Bond Strategy Fund Portfolio (Inv. Long Bond) -
406.004 shares at $94.74 per share (cost $38,700)	$38,465
Rydex Russell 2000 1.5x Strategy Fund Portfolio (Russell) -
24,441.138 shares at $74.58 per share (cost $1,396,534)	1,822,820
Guggenheim Long Short Equity Fund Portfolio (Sector Rotation) -
77,387.339 shares at $17.59 per share (cost $1,190,798)	1,361,243
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
136,152.716 shares at $18.48 per share (cost $2,311,363)	2,516,102
Vanguard Variable Insurance Fund (Vanguard):
Vanguard Equity Index Portfolio (Equity Index) -
964,130.256 shares at $41.17 per share (cost $29,188,495)	39,693,243
Vanguard Total Bond Market Index Portfolio (Total Bond) -
3,571,644.312 shares at $11.85 per share (cost $42,266,131)	42,323,985
Vanguard REIT Index Portfolio (REIT Index) -
1,709,482.943 shares at $13.14 per share (cost $21,604,621)	22,462,606
Vanguard Mid-Cap Index Portfolio (Mid-Cap) -
1,136,044.573 shares at $23.72 per share (cost $20,659,773)	26,946,977
Vanguard Total Stock Market Index Portfolio (Stock Market Index) -
624,424.081 shares at $38.26 per share (cost $18,468,558)	23,890,465
Vanguard Conservative Allocation Portfolio (Conservative) -
31,814.817 shares at $25.84 per share (cost $792,561)	822,095
Vanguard Moderate Allocation Portfolio (Moderate) -
43,252.287 shares at $29.35 per share (cost $1,175,956)	1,269,455
Vanguard Short-Term Investment-Grade Portfolio (Short-Term) -
1,033,577.976 shares at $10.62 per share (cost $10,985,165)	10,976,598
Vanguard Equity Income Portfolio (Equity Income) -
596,362.861 shares at $24.64 per share (cost $11,307,145)	14,694,381
Vanguard Growth Portfolio (Growth) -
476,362.590 shares at $23.99 per share (cost $8,381,745)	11,427,939
Vanguard High Yield Bond Portfolio (High Yield Bond) -
1,469,973.977 shares at $8.13 per share (cost $11,409,078)	11,950,888
Vanguard Balanced Portfolio (Balanced) -
780,491.470 shares at $24.80 per share (cost $16,169,324)	19,356,188
Vanguard International Portfolio (International) -
1,050,053.358 shares at $27.34 per share (cost $20,836,623)	28,708,459
Vanguard Diversified Value Portfolio (Diversified) -
933,606.330 shares at $17.04 per share (cost $13,715,124)	15,908,652

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Vanguard Variable Insurance Fund (Vanguard), continued:
Vanguard Small Company Growth Portfolio (Small Company Growth) -
847,491.244 shares at $24.62 per share (cost $16,605,566)	$20,865,234
Wells Fargo Funds - Variable Trust (Wells Fargo):
Wells Fargo VT Discovery Fund Portfolio, Class 2 (Discovery) -
13,389.995 shares at $31.74 per share (cost $336,711)	424,998
Wells Fargo VT Opportunity Fund Portfolio, Class 2 (Opportunity) -
12,412.030 shares at $27.14 per share (cost $264,806)	336,862
ProFunds VP (ProFunds):
ProFund VP Bull Portfolio (Bull) -
47,674.071 shares at $50.65 per share (cost $1,931,720)	2,414,692
ProFund VP Europe 30 Portfolio (Europe) -
3,211.768 shares at $24.53 per share (cost $67,836)	78,785
ProFund VP Mid-Cap Value Portfolio (Mid-Cap) -
1,324.659 shares at $46.61 per share (cost $50,301)	61,742
ProFund VP NASDAQ-100 Portfolio (NASDAQ-100) -
0.00 shares at $42.74 per share (cost $0)	-
ProFund VP Small-Cap Portfolio (Small-Cap) -
1,588.545 shares at $35.03 per share (cost $55,964)	55,647
ProFund VP Small-Cap Value Portfolio (Small-Cap Value) -
118.343 shares at $50.27 per share (cost $5,178)	5,949
ProFund VP Dow 30 Portfolio (Classic Dow) -
2,445.508 shares at $31.90 per share (cost $81,955)	78,012
Inverse ProFunds VP (ProFunds):
ProFund VP Bear Portfolio (Bear) -
170.520 shares at $33.06 per share (cost $6,923)	5,637
ProFund VP Short NASDAQ-100 Portfolio (Short NASDAQ) -
132.114 shares at $11.43 per share (cost $1,849)	1,510
ProFund VP Short Small-Cap Portfolio (Short Small-Cap) -
847.109 shares at $12.99 per share (cost $18,646)	11,004
ProFund VP Short Dow 30 Portfolio (Short Dow) -
225.067 shares at $10.59 per share (cost $3,096)	2,383
Ultra ProFunds VP (ProFunds):
ProFund VP UltraMid-Cap Portfolio (UltraMid) -
167.601 shares at $79.70 per share (cost $12,880)	13,358
ProFund VP UltraNASDAQ-100 Portfolio (UltraOTC) -
4,475.316 shares at $113.54 per share (cost $341,580)	508,127
ProFund VP UltraSmall-Cap Portfolio (UltraSmall) -
673.970 shares at $28.59 per share (cost $18,591)	19,269

The accompanying notes are an integral part of these financial statements

FS-6

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Ultra ProFunds VP (ProFunds), continued:
ProFund VP UltraBull Portfolio (UltraBull) -
3,140.511 shares at $14.77 per share (cost $46,338)	$46,385
Non-Equity ProFunds VP (ProFunds):
ProFund VP US Government Plus Portfolio (U.S. Gov. Plus) -
1,185.429 shares at $24.72 per share (cost $28,558)	29,304
ProFund VP Rising Rates Opportunity Portfolio (Opportunity) -
83.390 shares at $46.62 per share (cost $4,104)	3,888
Sector ProFunds VP (ProFunds):
ProFund VP Oil & Gas Portfolio (Oil & Gas) -
1,655.777 shares at $36.93 per share (cost $55,808)	61,148
ProFund VP Precious Metals Portfolio (Precious Metals) -
1,979.216 shares at $19.75 per share (cost $40,717)	39,090
ProFund VP Real Estate Portfolio (Real Estate) -
1,345.185 shares at $66.66 per share (cost $83,835)	89,670
Access VP High Yield Fund (ProFunds):
Access VP High Yield Fund Portfolio (High Yield) -
1,662.634 shares at $28.25 per share (cost $48,325)	46,969
ProFund VP Government Money Market (ProFunds):
ProFund VP Government Money Market Portfolio (Money Market) -
453,274.480 shares at $1.00 per share (cost $453,274)	453,274
PIMCO Variable Insurance Trust (Pimco):
PIMCO CommodityRealReturn Strategy Portfolio,
Administrative Class (Commodity) -
363,615.993 shares at $7.16 per share (cost $4,856,959)	2,603,491
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
748,859.420 shares at $10.94 per share (cost $8,273,382)	8,192,522
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
1,733.451 shares at $10.24 per share (cost $18,390)	17,751
American Century Investments (American Century):
American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap) -
105,733.667 shares at $22.75 per share (cost $1,983,095)	2,405,441
American Century VP International Fund Portfolio, Class I (International) -
166,153.434 shares at $12.18 per share (cost $1,563,862)	2,023,749
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Inc.) -
424,542.642 shares at $16.51 per share (cost $7,595,451)	7,009,199

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

MFS Variable Insurance Trust (MFS):
MFS Utilities Series Portfolio, Initial Class (Utilities IC) -
66,017.871 shares at $29.50 per share (cost $1,971,365)	$1,947,527
MFS Variable Insurance Trust II (MFS):
MFS Research International Portfolio, Initial Class (Research) -
227,097.252 shares at $17.05 per share (cost $3,473,638)	3,872,008
Calvert Variable Products, Inc. (Summit):
Calvert VP S&P 500 Index Portfolio (S&P 500) -
16,730.099 shares at $141.18 per share (cost $2,017,029)	2,361,955
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
9,055.932 shares at $91.21 per share (cost $737,583)	825,992
Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
4,734.122 shares at $117.49 per share (cost $414,777)	556,212
Calvert VP Volatility Managed Growth Portfolio, Class F (Growth) -
426,846.572 shares at $19.31 per share (cost $6,876,605)	8,242,407
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
331,801.619 shares at $18.90 per share (cost $5,221,318)	6,271,051
Calvert VP Volatility Managed Moderate Portfolio, Class F (Moderate) -
704,312.186 shares at $18.18 per share (cost $11,200,869)	12,804,396
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
15,179.299 shares at $84.82 per share (cost $1,235,917)	1,287,508
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio (Blue Chip) -
412,500.400 shares at $31.22 per share (cost $7,029,583)	12,878,262
Morgan Stanley Variable Insurance Fund, Inc. (Morgan Stanley):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
647,735.362 shares at $17.64 per share (cost $9,700,887)	11,426,052
DFA Investment Dimensions Group Inc. (DFA):
VA Global Bond Portfolio (Bond) -
1,003,778.918 shares at $10.63 per share (cost $10,888,083)	10,670,170
VA International Small Portfolio (Small) -
424,624.888 shares at $14.06 per share (cost $5,336,617)	5,970,226
VA International Value Portfolio (Value) -
1,158,107.312 shares at $13.66 per share (cost $13,788,508)	15,819,746
VA Short-Term Fixed Portfolio (Fixed) -
998,970.879 shares at $10.16 per share (cost $10,216,729)	10,149,544
VA U.S. Large Value Portfolio (Large) -
521,252.574 shares at $26.92 per share (cost $12,152,221)	14,032,119

The accompanying notes are an integral part of these financial statements.

FS-8

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

DFA Investment Dimensions Group Inc. (DFA), continued:
VA U.S. Targeted Value Portfolio (Targeted) -
351,048.316 shares at $19.69 per share (cost $6,518,579)	$6,912,141
VA Global Moderate Allocation Portfolio (Global) -
135,655.869 shares at $12.80 per share (cost $1,705,178)	1,736,395

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$559,303,570

The accompanying notes are an integral part of these financial statements.

FS-9

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Balanced

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$17,222
Mortality and expense risk charge	(4,892)
Net investment income(loss)	12,330

Realized gain(loss) on investments:
Net realized gain distributions	8,765
Net realized gain(loss) on sale of fund shares	32,629
Net realized gain(loss)	41,394

Change in unrealized appreciation/depreciation	32,436

Net increase(decrease) in net assets resulting
from operations	$86,160

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$12,330	$11,175
Net realized gain(loss)	41,394	33,577
Net change in unrealized appreciation/depreciation	32,436	(7,206)
Net increase(decrease) in net assets resulting
from operations	86,160	37,546

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	4,500	10,933
Subaccounts transfers (including fixed account), net	(260,770)	(151,000)
Transfers for policyowner benefits and terminations	(55,611)	(57,048)
Policyowner maintenance charges	(216)	(305)
Net increase(decrease) from policyowner transactions	(312,097)	(197,420)

Total increase(decrease) in net assets	(225,937)	(159,874)
Net assets at beginning of period	884,523	1,044,397
Net assets at end of period	$658,586	$884,523

The accompanying notes are an integral part of these financial statements.

FS-10

Calvert		Scudder
				Small
Mid Cap		Small Cap		Mid Value

2017		2017		2017

$5,417		$2,350		$6,374
(4,679)		(1,486)		(5,168)
738		864		1,206

-		9,100		18,932
25		224		27,963
25		9,324		46,895

81,292		22,045		38,295

$82,055		$32,233		$86,396

Mid Cap		Small Cap		Small Mid Value

2017	2016	2017	2016	2017	2016

$738	$(4,274)	$864	$4,145	$1,206	$(144)
25	101,920	9,324	(13,143)	46,895	130,048
81,292	(50,574)	22,045	73,527	38,295	2,425

82,055	47,072	32,233	64,529	86,396	132,329

-	-	-	-	84,302	11,393
(19,742)	(10,710)	7,903	27,377	(69,487)	(171,846)
(5,085)	(359)	(5,023)	(499,029)	(24,722)	(42,739)
(174)	(188)	(89)	(100)	(136)	(153)
(25,001)	(11,257)	2,791	(471,752)	(10,043)	(203,345)

57,054	35,815	35,024	(407,223)	76,353	(71,016)
759,945	724,130	238,122	645,345	889,318	960,334
$816,999	$759,945	$273,146	$238,122	$965,671	$889,318

FS-11

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Scudder

	Thematic

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$967
Mortality and expense risk charge	(1,705)
Net investment income(loss)	(738)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	3,587
Net realized gain(loss)	3,587

Change in unrealized appreciation/depreciation	59,105

Net increase(decrease) in net assets resulting
from operations	$61,954

	Thematic

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(738)	$708
Net realized gain(loss)	3,587	3,416
Net change in unrealized appreciation/depreciation	59,105	4,573
Net increase(decrease) in net assets resulting
from operations	61,954	8,697

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	20,961	10,969
Subaccounts transfers (including fixed account), net	31,895	(57,187)
Transfers for policyowner benefits and terminations	(9,125)	(26,331)
Policyowner maintenance charges	(33)	(25)
Net increase(decrease) from policyowner transactions	43,698	(72,574)

Total increase(decrease) in net assets	105,652	(63,877)
Net assets at beginning of period	252,880	316,757
Net assets at end of period	$358,532	$252,880

The accompanying notes are an integral part of these financial statements.

FS-12

Scudder		Fidelity
				Inv. Grade
Growth		Overseas IC		Bond IC

2017		2017		2017

$2,040		$52,183		$598,997
(1,680)		(20,881)		(143,987)
360		31,302		455,010

21,581		3,408		109,278
1,863		82,622		(8,204)
23,444		86,030		101,074

39,058		803,728		320,014

$62,862		$921,060		$876,098

Growth		Overseas IC		Inv. Grade Bond IC

2017	2016	2017	2016	2017	2016

$360	$639	$31,302	$29,576	$455,010	$435,773
23,444	11,613	86,030	4,629	101,074	36,098
39,058	(5,811)	803,728	(212,739)	320,014	428,252

62,862	6,441	921,060	(178,534)	876,098	900,123

705	20,437	279,104	412,773	637,513	2,502,518
95,922	(147,961)	(100,350)	(125,493)	1,290,642	2,306,329
(30,849)	(33,021)	(338,529)	(108,476)	(2,179,312)	(3,727,279)
(61)	(28)	(665)	(760)	(105,685)	(100,343)
65,717	(160,573)	(160,440)	178,044	(356,842)	981,225

128,579	(154,132)	760,620	(490)	519,256	1,881,348
210,590	364,722	3,177,179	3,177,669	24,261,166	22,379,818
$339,169	$210,590	$3,937,799	$3,177,179	$24,780,422	$24,261,166

FS-13

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity Income
	IC

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$51,579
Mortality and expense risk charge	(18,078)
Net investment income(loss)	33,501

Realized gain(loss) on investments:
Net realized gain distributions	63,461
Net realized gain(loss) on sale of fund shares	15,522
Net realized gain(loss)	78,983

Change in unrealized appreciation/depreciation	240,370

Net increase(decrease) in net assets resulting
from operations	$352,854

	Equity Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$33,501	$50,278
Net realized gain(loss)	78,983	157,265
Net change in unrealized appreciation/depreciation	240,370	228,122
Net increase(decrease) in net assets resulting
from operations	352,854	435,665

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	15,651	45,843
Subaccounts transfers (including fixed account), net	(81,681)	194,370
Transfers for policyowner benefits and terminations	(203,690)	(93,925)
Policyowner maintenance charges	(554)	(643)
Net increase(decrease) from policyowner transactions	(270,274)	145,645

Total increase(decrease) in net assets	82,580	581,310
Net assets at beginning of period	3,057,267	2,475,957
Net assets at end of period	$3,139,847	$3,057,267

The accompanying notes are an integral part of these financial statements.

FS-14

Fidelity
Growth		High Income		High Income
IC		IC		SC

2017		2017		2017

$7,872		$131,587		$2,752
(20,691)		(20,540)		(314)
(12,819)		111,047		2,438

257,855		-		-
164,496		(21,276)		(56)
422,351		(21,276)		(56)

586,458		135,355		890

$995,990		$225,126		$3,272

Growth IC		High Income IC		High Income SC

2017	2016	2017	2016	2017	2016

$(12,819)	$(18,060)	$111,047	$172,046	$2,438	$2,350
422,351	499,906	(21,276)	(286,074)	(56)	(298)
586,458	(479,744)	135,355	825,586	890	4,528

995,990	2,102	225,126	711,558	3,272	6,580

374,988	13,705	447,363	99,197	-	-
2,346	(435,611)	(2,007,052)	(3,000,508)	-	2,495
(337,242)	(164,099)	(235,463)	(488,143)	(2,604)	(2,348)
(772)	(800)	(278)	(8,976)	(9)	(10)
39,320	(586,805)	(1,795,430)	(3,398,430)	(2,613)	137

1,035,310	(584,703)	(1,570,304)	(2,686,872)	659	6,717
2,932,081	3,516,784	3,946,112	6,632,984	52,015	45,298
$3,967,391	$2,932,081	$2,375,808	$3,946,112	$52,674	$52,015

FS-15

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Contrafund
	IC

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$175,968
Mortality and expense risk charge	(104,554)
Net investment income(loss)	71,414

Realized gain(loss) on investments:
Net realized gain distributions	939,924
Net realized gain(loss) on sale of fund shares	535,668
Net realized gain(loss)	1,475,592

Change in unrealized appreciation/depreciation	1,855,892

Net increase(decrease) in net assets resulting
from operations	$3,402,898

	Contrafund IC

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$71,414	$36,580
Net realized gain(loss)	1,475,592	1,715,538
Net change in unrealized appreciation/depreciation	1,855,892	(605,152)
Net increase(decrease) in net assets resulting
from operations	3,402,898	1,146,966

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	438,775	925,741
Subaccounts transfers (including fixed account), net	(1,008,039)	(333,018)
Transfers for policyowner benefits and terminations	(1,356,901)	(1,903,098)
Policyowner maintenance charges	(3,128)	(3,659)
Net increase(decrease) from policyowner transactions	(1,929,293)	(1,314,034)

Total increase(decrease) in net assets	1,473,605	(167,068)
Net assets at beginning of period	16,967,547	17,134,615
Net assets at end of period	$18,441,152	$16,967,547

The accompanying notes are an integral part of these financial statements.

FS-16

Fidelity
Contrafund		Mid Cap		Mid Cap
SC		IC		SC

2017		2017		2017

$8,299		$56,103		$3,238
(5,413)		(47,947)		(3,093)
2,886		8,156		145

50,434		376,867		23,490
22,092		195,682		7,929
72,526		572,549		31,419

98,124		908,666		64,177

$173,536		$1,489,371		$95,741

Contrafund SC		Mid Cap IC		Mid Cap SC

2017	2016	2017	2016	2017	2016

$2,886	$(1,250)	$8,156	$(7,787)	$145	$(847)
72,526	238,735	572,549	515,834	31,419	25,979
98,124	(156,419)	908,666	358,898	64,177	25,155

173,536	81,066	1,489,371	866,945	95,741	50,287

2,010	849	83,675	56,329	932	-
(99,002)	(65,732)	(257,315)	(323,923)	(59,871)	(20,166)
(20,710)	(701,424)	(970,527)	(535,870)	(24,407)	(53,130)
(305)	(329)	(1,340)	(1,664)	(145)	(161)
(118,007)	(766,636)	(1,145,507)	(805,128)	(83,491)	(73,457)

55,529	(685,570)	343,864	61,817	12,250	(23,170)
904,219	1,589,789	8,164,496	8,102,679	540,929	564,099
$959,748	$904,219	$8,508,360	$8,164,496	$553,179	$540,929

FS-17

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Strategic

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$360,854
Mortality and expense risk charge	(63,074)
Net investment income(loss)	297,780

Realized gain(loss) on investments:
Net realized gain distributions	58,359
Net realized gain(loss) on sale of fund shares	11,455
Net realized gain(loss)	69,814

Change in unrealized appreciation/depreciation	389,611

Net increase(decrease) in net assets resulting
from operations	$757,205

	Strategic

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$297,780	$311,978
Net realized gain(loss)	69,814	(40,341)
Net change in unrealized appreciation/depreciation	389,611	401,622
Net increase(decrease) in net assets resulting
from operations	757,205	673,259

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,696,069	1,158,699
Subaccounts transfers (including fixed account), net	395,053	1,555,311
Transfers for policyowner benefits and terminations	(1,663,697)	(1,574,419)
Policyowner maintenance charges	(48,954)	(40,948)
Net increase(decrease) from policyowner transactions	378,471	1,098,643

Total increase(decrease) in net assets	1,135,676	1,771,902
Net assets at beginning of period	10,469,612	8,697,710
Net assets at end of period	$11,605,288	$10,469,612

The accompanying notes are an integral part of these financial statements.

FS-18

Fidelity		AIM

Money Market		Dividend		Health

2017		2017		2017

$100,606		$2,945		$734
(89,692)		(983)		(1,160)
10,914		1,962		(426)

-		6,036		10,191
-		3,439		(11,722)
-		9,475		(1,531)

-		1,025		28,941

$10,914		$12,462		$26,984

Money Market		Dividend		Health

2017	2016	2017	2016	2017	2016

$10,914	$(26,913)	$1,962	$(822)	$(426)	$(1,733)
-	-	9,475	82,626	(1,531)	(6,511)
-	-	1,025	(4,829)	28,941	(49,069)

10,914	(26,913)	12,462	76,975	26,984	(57,313)

3,439,289	474,859	-	120	-	-
1,911,043	18,973,962	35,443	(1,259)	(25,126)	(132,243)
(9,481,939)	(2,802,400)	(8,783)	(713,666)	(7,584)	(83,443)
(2,530)	(1,201)	(44)	(60)	(56)	(80)
(4,134,137)	16,645,220	26,616	(714,865)	(32,766)	(215,766)

(4,123,223)	16,618,307	39,078	(637,890)	(5,782)	(273,079)
16,618,307	-	141,826	779,716	207,180	480,259
$12,495,084	$16,618,307	$180,904	$141,826	$201,398	$207,180

FS-19

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Technology

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(957)
Net investment income(loss)	(957)

Realized gain(loss) on investments:
Net realized gain distributions	9,811
Net realized gain(loss) on sale of fund shares	1,062
Net realized gain(loss)	10,873

Change in unrealized appreciation/depreciation	32,091

Net increase(decrease) in net assets resulting
from operations	$42,007

	Technology

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(957)	$(709)
Net realized gain(loss)	10,873	8,039
Net change in unrealized appreciation/depreciation	32,091	(21,154)
Net increase(decrease) in net assets resulting
from operations	42,007	(13,824)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	420	-
Subaccounts transfers (including fixed account), net	49,346	(86,943)
Transfers for policyowner benefits and terminations	(5,940)	-
Policyowner maintenance charges	(87)	(64)
Net increase(decrease) from policyowner transactions	43,739	(87,007)

Total increase(decrease) in net assets	85,746	(100,831)
Net assets at beginning of period	116,632	217,463
Net assets at end of period	$202,378	$116,632

The accompanying notes are an integral part of these financial statements.

FS-20

AIM				Janus

Intl. Growth		Franchise		Growth

2017		2017		2017

$16,947		$46		$137
(7,341)		(208)		(206)
9,606		(162)		(69)

-		4,502		327
43,013		2,277		78
43,013		6,779		405

196,173		(123)		7,780

$248,792		$6,494		$8,116

Intl. Growth		Franchise		Growth

2017	2016	2017	2016	2017	2016

$9,606	$3,510	$(162)	$(130)	$(69)	$(13)
43,013	169,094	6,779	1,438	405	3,267
196,173	(212,686)	(123)	(2,635)	7,780	(3,261)

248,792	(40,082)	6,494	(1,327)	8,116	(7)

56,983	103,534	41,061	-	-	-
(174,087)	(3,508,005)	16,442	(2,192)	-	-
(132,148)	(204,097)	(15,081)	(17,325)	-	(5,216)
(286)	(13,233)	-	(1)	(50)	(49)
(249,538)	(3,621,801)	42,422	(19,518)	(50)	(5,265)

(746)	(3,661,883)	48,916	(20,845)	8,066	(5,272)
1,239,996	4,901,879	13,266	34,111	29,953	35,225
$1,239,250	$1,239,996	$62,182	$13,266	$38,019	$29,953

FS-21

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Mid-Cap

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(1,299)
Net investment income(loss)	(1,299)

Realized gain(loss) on investments:
Net realized gain distributions	4,153
Net realized gain(loss) on sale of fund shares	622
Net realized gain(loss)	4,775

Change in unrealized appreciation/depreciation	43,758

Net increase(decrease) in net assets resulting
from operations	$47,234

	Mid-Cap

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,299)	$(1,417)
Net realized gain(loss)	4,775	2,504
Net change in unrealized appreciation/depreciation	43,758	3,568
Net increase(decrease) in net assets resulting
from operations	47,234	4,655

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	200
Subaccounts transfers (including fixed account), net	2,225	(60,909)
Transfers for policyowner benefits and terminations	(33,089)	(34,399)
Policyowner maintenance charges	(259)	(259)
Net increase(decrease) from policyowner transactions	(31,123)	(95,367)

Total increase(decrease) in net assets	16,111	(90,712)
Net assets at beginning of period	217,115	307,827
Net assets at end of period	$233,226	$217,115

The accompanying notes are an integral part of these financial statements.

FS-22

Neuberger Berman

Bond		Partners		Regency

2017		2017		2017

$1,057		$4,710		$3,249
(454)		(5,211)		(2,324)
603		(501)		925

-		22,040		-
(275)		41,195		3,931
(275)		63,235		3,931

(77)		42,657		55,636

$251		$105,391		$60,492

Bond		Partners		Regency

2017	2016	2017	2016	2017	2016

$603	$512	$(501)	$1,975	$925	$(170)
(275)	(335)	63,235	71,969	3,931	35,284
(77)	297	42,657	97,974	55,636	19,750

251	474	105,391	171,918	60,492	54,864

-	-	179,004	105,304	77,254	24,833
-	26,072	(130,372)	216,369	(14,385)	(100,771)
(9,319)	(8,291)	(159,202)	(83,304)	(28,281)	(95,782)
(10)	(9)	(427)	(373)	(106)	(110)
(9,329)	17,772	(110,997)	237,996	34,482	(171,830)

(9,078)	18,246	(5,606)	409,914	94,974	(116,966)
80,961	62,715	952,787	542,873	385,067	502,033
$71,883	$80,961	$947,181	$952,787	$480,041	$385,067

FS-23

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex

	Nova

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$633
Mortality and expense risk charge	(7,674)
Net investment income(loss)	(7,041)

Realized gain(loss) on investments:
Net realized gain distributions	55,744
Net realized gain(loss) on sale of fund shares	246,706
Net realized gain(loss)	302,450

Change in unrealized appreciation/depreciation	41,312

Net increase(decrease) in net assets resulting
from operations	$336,721

	Nova

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(7,041)	$(7,215)
Net realized gain(loss)	302,450	(1,957)
Net change in unrealized appreciation/depreciation	41,312	158,403
Net increase(decrease) in net assets resulting
from operations	336,721	149,231

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	67,312	1,698
Subaccounts transfers (including fixed account), net	213,238	(81,352)
Transfers for policyowner benefits and terminations	(72,338)	(32,136)
Policyowner maintenance charges	(513)	(282)
Net increase(decrease) from policyowner transactions	207,699	(112,072)

Total increase(decrease) in net assets	544,420	37,159
Net assets at beginning of period	1,231,893	1,194,734
Net assets at end of period	$1,776,313	$1,231,893

The accompanying notes are an integral part of these financial statements.

FS-24

Rydex
		Precious		Inv.
NASDAQ		Metals		S&P 500

2017		2017		2017

$-		$136,837		$-
(16,075)		(16,375)		(4,426)
(16,075)		120,462		(4,426)

209,984		-		-
197,122		59,020		(209,910)
407,106		59,020		(209,910)

312,205		(46,310)		61,461

$703,236		$133,172		$(152,875)

NASDAQ		Precious Metals		Inv. S&P 500

2017	2016	2017	2016	2017	2016

$(16,075)	$(13,927)	$120,462	$(13,583)	$(4,426)	$(7,759)
407,106	239,269	59,020	163,045	(209,910)	(94,229)
312,205	(175,535)	(46,310)	639,386	61,461	(46,454)

703,236	49,807	133,172	788,848	(152,875)	(148,442)

435,320	89,302	36,609	15,428	2,250	3,096
522,978	(571,234)	576,439	(37,263)	(467,331)	(334,698)
(938,685)	(239,172)	(76,868)	(58,464)	(2,830)	(173,335)
(700)	(609)	(951)	(1,263)	(160)	(227)
18,913	(721,713)	535,229	(81,562)	(468,071)	(505,164)

722,149	(671,906)	668,401	707,286	(620,946)	(653,606)
2,283,797	2,955,703	1,957,031	1,249,745	1,114,981	1,768,587
$3,005,946	$2,283,797	$2,625,432	$1,957,031	$494,035	$1,114,981

FS-25

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex
	Gov. Long
	Bond

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$18,829
Mortality and expense risk charge	(8,525)
Net investment income(loss)	10,304

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(94,568)
Net realized gain(loss)	(94,568)

Change in unrealized appreciation/depreciation	208,214

Net increase(decrease) in net assets resulting
from operations	$123,950

	Gov. Long Bond

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$10,304	$4,213
Net realized gain(loss)	(94,568)	(119,406)
Net change in unrealized appreciation/depreciation	208,214	104,912
Net increase(decrease) in net assets resulting
from operations	123,950	(10,281)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	152,253	(23,273)
Subaccounts transfers (including fixed account), net	126,475	129,613
Transfers for policyowner benefits and terminations	(40,075)	(70,601)
Policyowner maintenance charges	(187)	(257)
Net increase(decrease) from policyowner transactions	238,466	35,482

Total increase(decrease) in net assets	362,416	25,201
Net assets at beginning of period	1,206,900	1,181,699
Net assets at end of period	$1,569,316	$1,206,900

The accompanying notes are an integral part of these financial statements.

FS-26

Rydex
Inverse		Inv. Long
NASDAQ		Bond		Russell

2017		2017		2017

$-		$-		$-
(1,136)		(264)		(9,251)
(1,136)		(264)		(9,251)

-		-		48,283
(107,947)		(6,936)		179,751
(107,947)		(6,936)		228,034

31,249		2,026		82,328

$(77,834)		$(5,174)		$301,111

Inverse NASDAQ		Inv. Long Bond		Russell

2017	2016	2017	2016	2017	2016

$(1,136)	$(1,721)	$(264)	$(330)	$(9,251)	$(10,203)
(107,947)	(30,471)	(6,936)	(7,911)	228,034	142,774
31,249	(26,573)	2,026	8,732	82,328	358,194

(77,834)	(58,765)	(5,174)	491	301,111	490,765

242,118	57,185	90	90	55,007	526,069
(625,696)	508,513	11,939	(32,291)	(298,705)	(319,819)
(10,352)	(64,212)	(1,105)	(853)	(85,029)	(614,312)
(136)	(140)	(7)	(11)	(264)	(251)
(394,066)	501,346	10,917	(33,065)	(328,991)	(408,313)

(471,900)	442,581	5,743	(32,574)	(27,880)	82,452
579,749	137,168	32,722	65,296	1,850,700	1,768,248
$107,849	$579,749	$38,465	$32,722	$1,822,820	$1,850,700

FS-27

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex
	Sector
	Rotation

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$4,734
Mortality and expense risk charge	(6,439)
Net investment income(loss)	(1,705)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	15,773
Net realized gain(loss)	15,773

Change in unrealized appreciation/depreciation	153,782

Net increase(decrease) in net assets resulting
from operations	$167,850

	Sector Rotation

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,705)	$(2,521)
Net realized gain(loss)	15,773	9,046
Net change in unrealized appreciation/depreciation	153,782	(23,006)
Net increase(decrease) in net assets resulting
from operations	167,850	(16,481)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	6,172	1,230
Subaccounts transfers (including fixed account), net	1,020,197	(435,094)
Transfers for policyowner benefits and terminations	(136,550)	(17,251)
Policyowner maintenance charges	(136)	(130)
Net increase(decrease) from policyowner transactions	889,683	(451,245)

Total increase(decrease) in net assets	1,057,533	(467,726)
Net assets at beginning of period	303,710	771,436
Net assets at end of period	$1,361,243	$303,710

The accompanying notes are an integral part of these financial statements.

FS-28

Third Avenue		Vanguard

Value		Equity Index		Total Bond

2017		2017		2017

$21,989		$600,602		$863,821
(15,472)		(203,022)		(218,985)
6,517		397,580		644,836

-		1,025,835		116,295
13,051		789,304		(36,166)
13,051		1,815,139		80,129

295,725		4,396,078		302,383

$315,293		$6,608,797		$1,027,348

Value		Equity Index		Total Bond

2017	2016	2017	2016	2017	2016

$6,517	$5,591	$397,580	$359,545	$644,836	$625,006
13,051	(59,123)	1,815,139	1,043,680	80,129	170,387
295,725	344,239	4,396,078	1,646,291	302,383	(117,944)

315,293	290,707	6,608,797	3,049,516	1,027,348	677,449

26,759	44,855	4,933,516	334,197	8,154,814	1,804,757
(373,193)	(216,661)	(1,771,404)	7,054,131	841,205	494,634
(173,968)	(173,701)	(1,518,022)	(2,071,727)	(3,901,352)	(2,305,008)
(628)	(731)	(136,717)	(98,723)	(112,884)	(120,766)
(521,030)	(346,238)	1,507,373	5,217,878	4,981,783	(126,383)

(205,737)	(55,531)	8,116,170	8,267,394	6,009,131	551,066
2,721,839	2,777,370	31,577,073	23,309,679	36,314,854	35,763,788
$2,516,102	$2,721,839	$39,693,243	$31,577,073	$42,323,985	$36,314,854

FS-29

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	REIT Index

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$533,645
Mortality and expense risk charge	(127,566)
Net investment income(loss)	406,079

Realized gain(loss) on investments:
Net realized gain distributions	951,667
Net realized gain(loss) on sale of fund shares	122,740
Net realized gain(loss)	1,074,407

Change in unrealized appreciation/depreciation	(582,829)

Net increase(decrease) in net assets resulting
from operations	$897,657

	REIT Index

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$406,079	$423,627
Net realized gain(loss)	1,074,407	1,636,388
Net change in unrealized appreciation/depreciation	(582,829)	(526,521)
Net increase(decrease) in net assets resulting
from operations	897,657	1,533,494

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,962,549	754,399
Subaccounts transfers (including fixed account), net	(1,135,081)	848,553
Transfers for policyowner benefits and terminations	(1,315,364)	(1,522,791)
Policyowner maintenance charges	(54,432)	(48,002)
Net increase(decrease) from policyowner transactions	(542,328)	32,159

Total increase(decrease) in net assets	355,329	1,565,653
Net assets at beginning of period	22,107,277	20,541,624
Net assets at end of period	$22,462,606	$22,107,277

The accompanying notes are an integral part of these financial statements.

FS-30

Vanguard
		Stock Market
Mid-Cap		Index		Conservative

2017		2017		2017

$292,063		$375,787		$5,285
(145,154)		(118,164)		(2,106)
146,909		257,623		3,179

1,067,543		1,024,034		4,691
605,617		432,502		1,081
1,673,160		1,456,536		5,772

2,358,392		2,060,532		28,766

$4,178,461		$3,774,691		$37,717

Mid-Cap		Stock Market Index		Conservative

2017	2016	2017	2016	2017	2016

$146,909	$162,433	$257,623	$144,746	$3,179	$(356)
1,673,160	1,687,371	1,456,536	862,445	5,772	1,770
2,358,392	324,134	2,060,532	897,680	28,766	767

4,178,461	2,173,938	3,774,691	1,904,871	37,717	2,181

2,961,945	711,814	2,567,823	684,173	351,360	100,024
(1,520,989)	376,748	1,143,502	(52,709)	301,137	61,209
(1,767,472)	(754,517)	(1,449,380)	(455,128)	(12,669)	(18,762)
(39,019)	(35,711)	(1,880)	(2,007)	(64)	(38)
(365,535)	298,334	2,260,065	174,329	639,764	142,433

3,812,926	2,472,272	6,034,756	2,079,200	677,481	144,614
23,134,051	20,661,779	17,855,709	15,776,509	144,614	-
$26,946,977	$23,134,051	$23,890,465	$17,855,709	$822,095	$144,614

FS-31

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Moderate

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$13,005
Mortality and expense risk charge	(4,813)
Net investment income(loss)	8,192

Realized gain(loss) on investments:
Net realized gain distributions	14,412
Net realized gain(loss) on sale of fund shares	3,719
Net realized gain(loss)	18,131

Change in unrealized appreciation/depreciation	86,443

Net increase(decrease) in net assets resulting
from operations	$112,766

	Moderate

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$8,192	$(473)
Net realized gain(loss)	18,131	232
Net change in unrealized appreciation/depreciation	86,443	7,056
Net increase(decrease) in net assets resulting
from operations	112,766	6,815

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	463,197	49,343
Subaccounts transfers (including fixed account), net	224,187	427,962
Transfers for policyowner benefits and terminations	(8,013)	(6,698)
Policyowner maintenance charges	(99)	(5)
Net increase(decrease) from policyowner transactions	679,272	470,602

Total increase(decrease) in net assets	792,038	477,417
Net assets at beginning of period	477,417	-
Net assets at end of period	$1,269,455	$477,417

The accompanying notes are an integral part of these financial statements.

FS-32

Vanguard
		Equity
Short-Term		Income		Growth

2017		2017		2017

$84,269		$345,898		$51,037
(34,690)		(80,573)		(58,651)
49,579		265,325		(7,614)

7,269		435,488		604,042
(480)		481,076		161,568
6,789		916,564		765,610

(837)		1,059,656		1,841,707

$55,531		$2,241,545		$2,599,703

Short-Term		Equity Income		Growth

2017	2016	2017	2016	2017	2016

$49,579	$(5,533)	$265,325	$250,258	$(7,614)	$(528)
6,789	3,868	916,564	1,095,709	765,610	1,340,989
(837)	(7,731)	1,059,656	340,773	1,841,707	(1,509,410)

55,531	(9,396)	2,241,545	1,686,740	2,599,703	(168,949)

4,250,202	727,325	1,383,161	334,305	409,190	546,668
4,880,466	2,139,366	(1,039,290)	762,866	(178,833)	(574,173)
(441,978)	(624,741)	(1,450,776)	(1,405,589)	(262,284)	(961,290)
(157)	(20)	(1,699)	(1,793)	(1,583)	(1,766)
8,688,533	2,241,930	(1,108,604)	(310,211)	(33,510)	(990,561)

8,744,064	2,232,534	1,132,941	1,376,529	2,566,193	(1,159,510)
2,232,534	-	13,561,440	12,184,911	8,861,746	10,021,256
$10,976,598	$2,232,534	$14,694,381	$13,561,440	$11,427,939	$8,861,746

FS-33

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard
	High Yield
	Bond

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$560,891
Mortality and expense risk charge	(67,611)
Net investment income(loss)	493,280

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	60,988
Net realized gain(loss)	60,988

Change in unrealized appreciation/depreciation	154,731

Net increase(decrease) in net assets resulting
from operations	$708,999

	High Yield Bond

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$493,280	$284,749
Net realized gain(loss)	60,988	10,430
Net change in unrealized appreciation/depreciation	154,731	518,569
Net increase(decrease) in net assets resulting
from operations	708,999	813,748

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,577,393	293,512
Subaccounts transfers (including fixed account), net	(106,157)	4,391,347
Transfers for policyowner benefits and terminations	(1,280,659)	(420,347)
Policyowner maintenance charges	(34,816)	(19,478)
Net increase(decrease) from policyowner transactions	155,761	4,245,034

Total increase(decrease) in net assets	864,760	5,058,782
Net assets at beginning of period	11,086,128	6,027,346
Net assets at end of period	$11,950,888	$11,086,128

The accompanying notes are an integral part of these financial statements.

FS-34

Vanguard

Balanced		International		Diversified

2017		2017		2017

$409,546		$233,320		$418,502
(105,501)		(135,448)		(90,784)
304,045		97,872		327,718

645,090		142,705		1,396,145
228,725		516,354		330,145
873,815		659,059		1,726,290

1,198,847		6,898,909		(228,868)

$2,376,707		$7,655,840		$1,825,140

Balanced		International		Diversified

2017	2016	2017	2016	2017	2016

$304,045	$288,291	$97,872	$157,799	$327,718	$337,822
873,815	867,121	659,059	473,319	1,726,290	1,107,587
1,198,847	436,341	6,898,909	(382,468)	(228,868)	323,859

2,376,707	1,591,753	7,655,840	248,650	1,825,140	1,769,268

453,154	415,751	3,050,050	582,445	280,529	325,138
100,422	1,385,092	1,581,691	(1,228,147)	(951,753)	(808,068)
(361,622)	(1,483,991)	(1,500,948)	(1,100,811)	(1,096,307)	(973,495)
(1,438)	(1,743)	(2,807)	(3,035)	(42,170)	(42,172)
190,516	315,109	3,127,986	(1,749,548)	(1,809,701)	(1,498,597)

2,567,223	1,906,862	10,783,826	(1,500,898)	15,439	270,671
16,788,965	14,882,103	17,924,633	19,425,531	15,893,213	15,622,542
$19,356,188	$16,788,965	$28,708,459	$17,924,633	$15,908,652	$15,893,213

FS-35

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard
	Small Company
	Growth

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$89,686
Mortality and expense risk charge	(112,490)
Net investment income(loss)	(22,804)

Realized gain(loss) on investments:
Net realized gain distributions	1,236,138
Net realized gain(loss) on sale of fund shares	363,671
Net realized gain(loss)	1,599,809

Change in unrealized appreciation/depreciation	2,360,740

Net increase(decrease) in net assets resulting
from operations	$3,937,745

	Small Company Growth

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(22,804)	$(39,563)
Net realized gain(loss)	1,599,809	1,457,997
Net change in unrealized appreciation/depreciation	2,360,740	830,541
Net increase(decrease) in net assets resulting
from operations	3,937,745	2,248,975

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,019,321	552,437
Subaccounts transfers (including fixed account), net	(651,099)	400,736
Transfers for policyowner benefits and terminations	(1,312,100)	(698,243)
Policyowner maintenance charges	(19,283)	(15,826)
Net increase(decrease) from policyowner transactions	(963,161)	239,104

Total increase(decrease) in net assets	2,974,584	2,488,079
Net assets at beginning of period	17,890,650	15,402,571
Net assets at end of period	$20,865,234	$17,890,650

The accompanying notes are an integral part of these financial statements.

FS-36

Wells Fargo				ProFunds

Discovery		Opportunity		Bull

2017		2017		2017

$-		$2,813		$-
(2,374)		(2,421)		(21,265)
(2,374)		392		(21,265)

20,562		33,815		58,420
7,834		24,373		70,665
28,396		58,188		129,085

73,830		13,375		286,833

$99,852		$71,955		$394,653

Discovery		Opportunity		Bull

2017	2016	2017	2016	2017	2016

$(2,374)	$(2,882)	$392	$5,149	$(21,265)	$(13,763)
28,396	43,311	58,188	39,730	129,085	675,492
73,830	(5,470)	13,375	(4,230)	286,833	(631,200)

99,852	34,959	71,955	40,649	394,653	30,529

504	496	-	-	-	-
(47,239)	(125,373)	(113,237)	(10,846)	(464)	(1,715,759)
(13,011)	(40,096)	(13,178)	(5,763)	(514,071)	(35,238)
(162)	(223)	(182)	(181)	-	-
(59,908)	(165,196)	(126,597)	(16,790)	(514,535)	(1,750,997)

39,944	(130,237)	(54,642)	23,859	(119,882)	(1,720,468)
385,054	515,291	391,504	367,645	2,534,574	4,255,042
$424,998	$385,054	$336,862	$391,504	$2,414,692	$2,534,574

FS-37

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Europe

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,311
Mortality and expense risk charge	(664)
Net investment income(loss)	647

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	64
Net realized gain(loss)	64

Change in unrealized appreciation/depreciation	11,670

Net increase(decrease) in net assets resulting
from operations	$12,381

	Europe

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$647	$1,236
Net realized gain(loss)	64	(1,215)
Net change in unrealized appreciation/depreciation	11,670	4,160
Net increase(decrease) in net assets resulting
from operations	12,381	4,181

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	485
Transfers for policyowner benefits and terminations	-	(15,922)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	(15,437)

Total increase(decrease) in net assets	12,381	(11,256)
Net assets at beginning of period	66,404	77,660
Net assets at end of period	$78,785	$66,404

The accompanying notes are an integral part of these financial statements.

FS-38

ProFunds

Mid-Cap		NASDAQ-100		Small-Cap

2017		2017		2017

$183		$-		$-
(525)		(32)		(39)
(342)		(32)		(39)

3,632		-		-
1,524		1,100		(1)
5,156		1,100		(1)

484		-		(317)

$5,298		$1,068		$(357)

Mid-Cap		NASDAQ-100		Small-Cap

2017	2016	2017	2016	2017	2016

$(342)	$(367)	$(32)	$(56)	$(39)	$(9)
5,156	3,353	1,100	(5,833)	(1)	153
484	8,937	-	(259)	(317)	-

5,298	11,923	1,068	(6,148)	(357)	144

-	-	-	-	-	-
5,110	(1,502)	(1,068)	(11,193)	56,004	(144)
-	(10,215)	-	(33,679)	-	-
-	-	-	-	-	-
5,110	(11,717)	(1,068)	(44,872)	56,004	(144)

10,408	206	-	(51,020)	55,647	-
51,334	51,128	-	51,020	-	-
$61,742	$51,334	$-	$-	$55,647	$-

FS-39

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds
	Small-Cap
	Value

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1
Mortality and expense risk charge	(58)
Net investment income(loss)	(57)

Realized gain(loss) on investments:
Net realized gain distributions	51
Net realized gain(loss) on sale of fund shares	495
Net realized gain(loss)	546

Change in unrealized appreciation/depreciation	(50)

Net increase(decrease) in net assets resulting
from operations	$439

	Small-Cap Value

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(57)	$(168)
Net realized gain(loss)	546	(3,256)
Net change in unrealized appreciation/depreciation	(50)	4,282
Net increase(decrease) in net assets resulting
from operations	439	858

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	37	(1,618)
Transfers for policyowner benefits and terminations	-	(36,343)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	37	(37,961)

Total increase(decrease) in net assets	476	(37,103)
Net assets at beginning of period	5,473	42,576
Net assets at end of period	$5,949	$5,473

The accompanying notes are an integral part of these financial statements.

FS-40

ProFunds
				Short
Classic Dow		Bear		NASDAQ

2017		2017		2017

$-		$-		$-
(660)		(424)		(24)
(660)		(424)		(24)

24,862		-		-
(1,547)		(10,902)		(1,450)
23,315		(10,902)		(1,450)

(7,251)		1,079		261

$15,404		$(10,247)		$(1,213)

Classic Dow		Bear		Short NASDAQ

2017	2016	2017	2016	2017	2016

$(660)	$(727)	$(424)	$(579)	$(24)	$(59)
23,315	(6,542)	(10,902)	441	(1,450)	(14,634)
(7,251)	13,450	1,079	(3,469)	261	13,658

15,404	6,181	(10,247)	(3,607)	(1,213)	(1,035)

-	-	-	-	-	-
(1,077)	(13,619)	(44,054)	(8,712)	(10,637)	10,873
-	(60,353)	(5,459)	(28,573)	-	(936)
-	-	-	-	-	-
(1,077)	(73,972)	(49,513)	(37,285)	(10,637)	9,937

14,327	(67,791)	(59,760)	(40,892)	(11,850)	8,902
63,685	131,476	65,397	106,289	13,360	4,458
$78,012	$63,685	$5,637	$65,397	$1,510	$13,360

FS-41

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds
	Short Small-
	Cap

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(108)
Net investment income(loss)	(108)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(59)
Net realized gain(loss)	(59)

Change in unrealized appreciation/depreciation	(1,770)

Net increase(decrease) in net assets resulting
from operations	$(1,937)

	Short Small-Cap

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(108)	$(146)
Net realized gain(loss)	(59)	(1,859)
Net change in unrealized appreciation/depreciation	(1,770)	(2,008)
Net increase(decrease) in net assets resulting
from operations	(1,937)	(4,013)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	300
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	300

Total increase(decrease) in net assets	(1,937)	(3,713)
Net assets at beginning of period	12,941	16,654
Net assets at end of period	$11,004	$12,941

The accompanying notes are an integral part of these financial statements.

FS-42

ProFunds

Short Dow		UltraMid		UltraOTC

2017		2017		2017

$-		$-		$-
(26)		(175)		(3,565)
(26)		(175)		(3,565)

-		3,717		9,518
(1,159)		81		41,314
(1,159)		3,798		50,832

347		(287)		146,262

$(838)		$3,336		$193,529

Short Dow		UltraMid		UltraOTC

2017	2016	2017	2016	2017	2016

$(26)	$(28)	$(175)	$(137)	$(3,565)	$(2,597)
(1,159)	104	3,798	2,655	50,832	28,808
347	(1,060)	(287)	2,729	146,262	(3,243)

(838)	(984)	3,336	5,247	193,529	22,968

-	-	-	-	-	-
(9,749)	13,954	6,003	(18,452)	(15,197)	12,657
-	-	-	-	-	-
-	-	-	-	-	-
(9,749)	13,954	6,003	(18,452)	(15,197)	12,657

(10,587)	12,970	9,339	(13,205)	178,332	35,625
12,970	-	4,019	17,224	329,795	294,170
$2,383	$12,970	$13,358	$4,019	$508,127	$329,795

FS-43

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	UltraSmall

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(113)
Net investment income(loss)	(113)

Realized gain(loss) on investments:
Net realized gain distributions	796
Net realized gain(loss) on sale of fund shares	(67)
Net realized gain(loss)	729

Change in unrealized appreciation/depreciation	383

Net increase(decrease) in net assets resulting
from operations	$999

	UltraSmall

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(113)	$(101)
Net realized gain(loss)	729	(2,416)
Net change in unrealized appreciation/depreciation	383	3,456
Net increase(decrease) in net assets resulting
from operations	999	939

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	16,387	(21,159)
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	16,387	(21,159)

Total increase(decrease) in net assets	17,386	(20,220)
Net assets at beginning of period	1,883	22,103
Net assets at end of period	$19,269	$1,883

The accompanying notes are an integral part of these financial statements.

FS-44

ProFunds
		U.S. Gov.
UltraBull		Plus		Opportunity

2017		2017		2017

$-		$245		$-
(1,021)		(493)		(65)
(1,021)		(248)		(65)

12,828		-		-
19,246		(2,742)		(721)
32,074		(2,742)		(721)

7,851		3,999		(426)

$38,904		$1,009		$(1,212)

UltraBull		U.S. Gov. Plus		Opportunity

2017	2016	2017	2016	2017	2016

$(1,021)	$(698)	$(248)	$(526)	$(65)	$(178)
32,074	12,757	(2,742)	8,722	(721)	(4,368)
7,851	(5,218)	3,999	(1,679)	(426)	251

38,904	6,841	1,009	6,517	(1,212)	(4,295)

-	-	-	-	-	-
(3,342)	127,562	(57,401)	18,504	2,558	11,265
(151,816)	-	(104)	(45,964)	(75)	(13,177)
-	-	-	-	-	-
(155,158)	127,562	(57,505)	(27,460)	2,483	(1,912)

(116,254)	134,403	(56,496)	(20,943)	1,271	(6,207)
162,639	28,236	85,800	106,743	2,617	8,824
$46,385	$162,639	$29,304	$85,800	$3,888	$2,617

FS-45

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Oil & Gas

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$731
Mortality and expense risk charge	(538)
Net investment income(loss)	193

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	275
Net realized gain(loss)	275

Change in unrealized appreciation/depreciation	(2,344)

Net increase(decrease) in net assets resulting
from operations	$(1,876)

	Oil & Gas

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$193	$256
Net realized gain(loss)	275	(3,271)
Net change in unrealized appreciation/depreciation	(2,344)	16,302
Net increase(decrease) in net assets resulting
from operations	(1,876)	13,287

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(696)	(1,341)
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(696)	(1,341)

Total increase(decrease) in net assets	(2,572)	11,946
Net assets at beginning of period	63,720	51,774
Net assets at end of period	$61,148	$63,720

The accompanying notes are an integral part of these financial statements.

FS-46

ProFunds
Precious
Metals		Real Estate		High Yield

2017		2017		2017

$-		$951		$1,488
(572)		(803)		(349)
(572)		148		1,139

-		3,678		1,791
(4,449)		3,563		(319)
(4,449)		7,241		1,472

4,548		(1,183)		(1,330)

$(473)		$6,206		$1,281

Precious Metals		Real Estate		High Yield

2017	2016	2017	2016	2017	2016

$(572)	$(521)	$148	$686	$1,139	$311
(4,449)	20,692	7,241	3,747	1,472	(269)
4,548	(1,710)	(1,183)	(589)	(1,330)	1,920

(473)	18,461	6,206	3,844	1,281	1,962

-	-	-	-	-	-
(21,271)	(31,144)	(273)	826	30,461	-
(5,356)	(175)	-	(22,494)	-	(19,030)
-	-	-	-	-	-
(26,627)	(31,319)	(273)	(21,668)	30,461	(19,030)

(27,100)	(12,858)	5,933	(17,824)	31,742	(17,068)
66,190	79,048	83,737	101,561	15,227	32,295
$39,090	$66,190	$89,670	$83,737	$46,969	$15,227

FS-47

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Money Market

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$138
Mortality and expense risk charge	(6,120)
Net investment income(loss)	(5,982)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$(5,982)

	Money Market

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(5,982)	$(21,761)
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	(5,982)	(21,761)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	13,001	-
Subaccounts transfers (including fixed account), net	48,667	1,625,613
Transfers for policyowner benefits and terminations	(417,908)	(1,776,138)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(356,240)	(150,525)

Total increase(decrease) in net assets	(362,222)	(172,286)
Net assets at beginning of period	815,496	987,782
Net assets at end of period	$453,274	$815,496

The accompanying notes are an integral part of these financial statements.

FS-48

Pimco

Commodity		Total Return		Low Duration

2017		2017		2017

$492,743		$120,673		$477
(23,083)		(34,791)		(217)
469,660		85,882		260

-		-		-
(2,338,818)		(41,779)		(5,636)
(2,338,818)		(41,779)		(5,636)

1,827,592		189,834		5,791

$(41,566)		$233,937		$415

Commodity		Total Return		Low Duration

2017	2016	2017	2016	2017	2016

$469,660	$21,931	$85,882	$97,328	$260	$4,713
(2,338,818)	(658,635)	(41,779)	(124,955)	(5,636)	(17,841)
1,827,592	1,202,803	189,834	179,685	5,791	18,368

(41,566)	566,099	233,937	152,058	415	5,240

55,411	55,672	2,441,933	72,715	-	-
(1,603,088)	120,970	43,560	(1,537,176)	(157,386)	27
(194,164)	(248,461)	(598,182)	(513,843)	(2,841)	(526,003)
(380)	(408)	(541)	(677)	(6)	(27)
(1,742,221)	(72,227)	1,886,770	(1,978,981)	(160,233)	(526,003)

(1,783,787)	493,872	2,120,707	(1,826,923)	(159,818)	(520,763)
4,387,278	3,893,406	6,071,815	7,898,738	177,569	698,332
$2,603,491	$4,387,278	$8,192,522	$6,071,815	$17,751	$177,569

FS-49

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	American Century

	Mid Cap

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$35,286
Mortality and expense risk charge	(13,472)
Net investment income(loss)	21,814

Realized gain(loss) on investments:
Net realized gain distributions	46,341
Net realized gain(loss) on sale of fund shares	102,956
Net realized gain(loss)	149,297

Change in unrealized appreciation/depreciation	70,491

Net increase(decrease) in net assets resulting
from operations	$241,602

	Mid Cap

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$21,814	$20,186
Net realized gain(loss)	149,297	110,831
Net change in unrealized appreciation/depreciation	70,491	222,625
Net increase(decrease) in net assets resulting
from operations	241,602	353,642

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	262,666	22,575
Subaccounts transfers (including fixed account), net	(24,061)	677,255
Transfers for policyowner benefits and terminations	(310,236)	(77,360)
Policyowner maintenance charges	(339)	(269)
Net increase(decrease) from policyowner transactions	(71,970)	622,201

Total increase(decrease) in net assets	169,632	975,843
Net assets at beginning of period	2,235,809	1,259,966
Net assets at end of period	$2,405,441	$2,235,809

The accompanying notes are an integral part of these financial statements.

FS-50

American Century		Franklin Templeton		MFS

International		Global Inc.		Utilities IC

2017		2017		2017

$18,044		$-		$87,050
(11,872)		(43,023)		(11,547)
6,172		(43,023)		75,503

-		23,734		-
106,885		(148,302)		(16,911)
106,885		(124,568)		(16,911)

424,421		274,202		200,053

$537,478		$106,611		$258,645

International		Global Inc.		Utilities IC

2017	2016	2017	2016	2017	2016

$6,172	$9,509	$(43,023)	$(55,826)	$75,503	$62,643
106,885	10,251	(124,568)	(969,275)	(16,911)	4,651
424,421	(137,554)	274,202	1,072,512	200,053	109,197

537,478	(117,794)	106,611	47,411	258,645	176,491

69,855	20,813	477,050	141,213	112,811	27,798
29,620	124,283	(518,238)	(3,961,471)	(164,603)	117,179
(375,572)	(290,237)	(619,260)	(798,492)	(216,845)	(69,622)
(69)	(66)	(12,299)	(25,886)	(268)	(409)
(276,166)	(145,207)	(672,747)	(4,644,636)	(268,905)	74,946

261,312	(263,001)	(566,136)	(4,597,225)	(10,260)	251,437
1,762,437	2,025,438	7,575,335	12,172,560	1,957,787	1,706,350
$2,023,749	$1,762,437	$7,009,199	$7,575,335	$1,947,527	$1,957,787

FS-51

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Research

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$63,882
Mortality and expense risk charge	(20,738)
Net investment income(loss)	43,144

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	11,902
Net realized gain(loss)	11,902

Change in unrealized appreciation/depreciation	790,259

Net increase(decrease) in net assets resulting
from operations	$845,305

	Research

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$43,144	$26,897
Net realized gain(loss)	11,902	(445,664)
Net change in unrealized appreciation/depreciation	790,259	331,013
Net increase(decrease) in net assets resulting
from operations	845,305	(87,754)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	219,096	61,816
Subaccounts transfers (including fixed account), net	(245,935)	(1,903,451)
Transfers for policyowner benefits and terminations	(169,546)	(1,276,524)
Policyowner maintenance charges	(28,857)	(33,918)
Net increase(decrease) from policyowner transactions	(225,242)	(3,152,077)

Total increase(decrease) in net assets	620,063	(3,239,831)
Net assets at beginning of period	3,251,945	6,491,776
Net assets at end of period	$3,872,008	$3,251,945

The accompanying notes are an integral part of these financial statements.

FS-52

Summit
		EAFE		S&P
S&P 500		Intl.		MidCap

2017		2017		2017

$30,431		$17,936		$3,705
(12,557)		(4,713)		(3,249)
17,874		13,223		456

78,910		-		20,091
83,229		36,403		22,308
162,139		36,403		42,399

223,617		128,966		34,435

$403,630		$178,592		$77,290

S&P 500		EAFE Intl.		S&P MidCap

2017	2016	2017	2016	2017	2016

$17,874	$14,376	$13,223	$18,662	$456	$(60)
162,139	25,708	36,403	(10,142)	42,399	25,062
223,617	152,488	128,966	(12,982)	34,435	43,536

403,630	192,572	178,592	(4,462)	77,290	68,538

406,827	98,791	244,633	23,164	-	-
(454,392)	295,059	(296,340)	(59,750)	(63,734)	135,384
(129,105)	(254,088)	(101,603)	(62,226)	(35,315)	(37,844)
(521)	(445)	(169)	(193)	(123)	(123)
(177,191)	139,317	(153,479)	(99,005)	(99,172)	97,417

226,439	331,889	25,113	(103,467)	(21,882)	165,955
2,135,516	1,803,627	800,879	904,346	578,094	412,139
$2,361,955	$2,135,516	$825,992	$800,879	$556,212	$578,094

FS-53

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Growth

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$89,721
Mortality and expense risk charge	(45,297)
Net investment income(loss)	44,424

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	65,199
Net realized gain(loss)	65,199

Change in unrealized appreciation/depreciation	1,054,388

Net increase(decrease) in net assets resulting
from operations	$1,164,011

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$44,424	$(42,865)
Net realized gain(loss)	65,199	14,268
Net change in unrealized appreciation/depreciation	1,054,388	385,181
Net increase(decrease) in net assets resulting
from operations	1,164,011	356,584

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	217,349	520,665
Subaccounts transfers (including fixed account), net	(8,105)	155,579
Transfers for policyowner benefits and terminations	(287,788)	(778,580)
Policyowner maintenance charges	(89,832)	(87,811)
Net increase(decrease) from policyowner transactions	(168,376)	(190,147)

Total increase(decrease) in net assets	995,635	166,437
Net assets at beginning of period	7,246,772	7,080,335
Net assets at end of period	$8,242,407	$7,246,772

The accompanying notes are an integral part of these financial statements.

FS-54

Summit
Mod.				Russell
Growth		Moderate		Small Cap

2017		2017		2017

$70,187		$161,919		$5,755
(35,288)		(72,945)		(3,744)
34,899		88,974		2,011

-		76,320		27,245
67,028		61,371		(5,520)
67,028		137,691		21,725

674,273		1,121,457		72,142

$776,200		$1,348,122		$95,878

Mod. Growth		Moderate		Russell Small Cap

2017	2016	2017	2016	2017	2016

$34,899	$(24,913)	$88,974	$(63,368)	$2,011	$2,096
67,028	9,922	137,691	6,255	21,725	51,222
674,273	338,120	1,121,457	705,945	72,142	(7,972)

776,200	323,129	1,348,122	648,832	95,878	45,346

27,403	398,408	87,988	304,265	796,570	375
6,685	52,886	31,152	1,404,152	(241,363)	565,538
(131,225)	(157,286)	(525,636)	(558,709)	(60,360)	(8,879)
(71,831)	(66,497)	(115,132)	(107,698)	(217)	(74)
(168,968)	227,511	(521,628)	1,042,010	494,630	556,960

607,232	550,640	826,494	1,690,842	590,508	602,306
5,663,819	5,113,179	11,977,902	10,287,060	697,000	94,694
$6,271,051	$5,663,819	$12,804,396	$11,977,902	$1,287,508	$697,000

FS-55

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	T. Rowe

	Blue Chip

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(68,605)
Net investment income(loss)	(68,605)

Realized gain(loss) on investments:
Net realized gain distributions	148,599
Net realized gain(loss) on sale of fund shares	1,390,325
Net realized gain(loss)	1,538,924

Change in unrealized appreciation/depreciation	2,088,760

Net increase(decrease) in net assets resulting
from operations	$3,559,079

	Blue Chip

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(68,605)	$(67,230)
Net realized gain(loss)	1,538,924	1,633,031
Net change in unrealized appreciation/depreciation	2,088,760	(1,704,865)
Net increase(decrease) in net assets resulting
from operations	3,559,079	(139,064)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	664,278	1,381,992
Subaccounts transfers (including fixed account), net	(487,615)	(2,333,826)
Transfers for policyowner benefits and terminations	(1,560,578)	(1,835,745)
Policyowner maintenance charges	(30,163)	(33,621)
Net increase(decrease) from policyowner transactions	(1,414,078)	(2,821,200)

Total increase(decrease) in net assets	2,145,001	(2,960,264)
Net assets at beginning of period	10,733,261	13,693,525
Net assets at end of period	$12,878,262	$10,733,261

The accompanying notes are an integral part of these financial statements.

FS-56

Morgan Stanley		DFA
Emerging
Markets		Bond		Small

2017		2017		2017

$62,129		$173,858		$133,420
(49,818)		(37,107)		(21,081)
12,311		136,751		112,339

-		4,735		145,188
163,372		(10,501)		55,882
163,372		(5,766)		201,070

2,234,796		(63,679)		652,252

$2,410,479		$67,306		$965,661

Emerging Markets		Bond		Small

2017	2016	2017	2016	2017	2016

$12,311	$(8,802)	$136,751	$65,190	$112,339	$51,146
163,372	(312,086)	(5,766)	36,473	201,070	9,228
2,234,796	766,688	(63,679)	(56,569)	652,252	70,220

2,410,479	445,800	67,306	45,094	965,661	130,594

1,034,872	607,300	4,771,847	969,071	2,205,008	499,845
2,013,961	(1,524,407)	816,173	100,788	117,177	(58,987)
(656,310)	(1,039,231)	(715,579)	(131,347)	(177,389)	(139,295)
(17,765)	(21,978)	(158)	(189)	(73)	(78)
2,374,758	(1,978,316)	4,872,283	938,323	2,144,723	301,485

4,785,237	(1,532,516)	4,939,589	983,417	3,110,384	432,079
6,640,815	8,173,331	5,730,581	4,747,164	2,859,842	2,427,763
$11,426,052	$6,640,815	$10,670,170	$5,730,581	$5,970,226	$2,859,842

FS-57

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Value

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$410,697
Mortality and expense risk charge	(71,553)
Net investment income(loss)	339,144

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	136,934
Net realized gain(loss)	136,934

Change in unrealized appreciation/depreciation	2,347,245

Net increase(decrease) in net assets resulting
from operations	$2,823,323

	Value

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$339,144	$282,417
Net realized gain(loss)	136,934	(133,751)
Net change in unrealized appreciation/depreciation	2,347,245	814,595
Net increase(decrease) in net assets resulting
from operations	2,823,323	963,261

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	3,121,956	1,043,607
Subaccounts transfers (including fixed account), net	(175,854)	1,941,428
Transfers for policyowner benefits and terminations	(762,433)	(574,052)
Policyowner maintenance charges	(58,605)	(48,056)
Net increase(decrease) from policyowner transactions	2,125,064	2,362,927

Total increase(decrease) in net assets	4,948,387	3,326,188
Net assets at beginning of period	10,871,359	7,545,171
Net assets at end of period	$15,819,746	$10,871,359

The accompanying notes are an integral part of these financial statements.

FS-58

DFA

Fixed		Large		Targeted

2017		2017		2017

$100,141		$235,611		$64,973
(46,821)		(53,688)		(21,783)
53,320		181,923		43,190

-		513,874		385,559
974		226,524		158,894
974		740,398		544,453

(36,929)		928,241		(88,318)

$17,365		$1,850,562		$499,325

Fixed		Large		Targeted

2017	2016	2017	2016	2017	2016

$53,320	$(3,328)	$181,923	$112,607	$43,190	$18,652
974	(146)	740,398	122,906	544,453	143,209
(36,929)	29,538	928,241	934,769	(88,318)	528,343

17,365	26,064	1,850,562	1,170,282	499,325	690,204

2,751,420	594,023	4,611,597	2,065,284	3,691,655	368,253
(36,911)	(4,312,228)	471,945	(518,387)	(417,393)	319,739
(465,003)	(971,585)	(1,092,853)	(239,213)	(463,675)	(98,474)
(15,551)	(19,956)	(307)	(231)	(139)	(149)
2,233,955	(4,709,746)	3,990,382	1,307,453	2,810,448	589,369

2,251,320	(4,683,682)	5,840,944	2,477,735	3,309,773	1,279,573
7,898,224	12,581,906	8,191,175	5,713,440	3,602,368	2,322,795
$10,149,544	$7,898,224	$14,032,119	$8,191,175	$6,912,141	$3,602,368

FS-59

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Global

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$28,892
Mortality and expense risk charge	(3,352)
Net investment income(loss)	25,540

Realized gain(loss) on investments:
Net realized gain distributions	12,770
Net realized gain(loss) on sale of fund shares	35,526
Net realized gain(loss)	48,296

Change in unrealized appreciation/depreciation	30,478

Net increase(decrease) in net assets resulting
from operations	$104,314

	Global

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$25,540	$3,794
Net realized gain(loss)	48,296	1,848
Net change in unrealized appreciation/depreciation	30,478	741
Net increase(decrease) in net assets resulting
from operations	104,314	6,383

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	2,011,868	238,537
Subaccounts transfers (including fixed account), net	(629,629)	25,999
Transfers for policyowner benefits and terminations	(20,470)	(607)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	1,361,769	263,929

Total increase(decrease) in net assets	1,466,083	270,312
Net assets at beginning of period	270,312	-
Net assets at end of period	$1,736,395	$270,312

The accompanying notes are an integral part of these financial statements.

FS-60

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2017 AND 2016

1. ORGANIZATION

Ameritas Life Insurance Corp. Separate Account LLVA (the "Account") began operations during 1997. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable annuity products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2017 there are one hundred and one subaccounts available within the Account listed as follows:

Calvert Research and Management	Fidelity Management & Research
(Advisor) (See Note 3)	Company, continued
Calvert (Fund Series short cite)	Fidelity, continued
*Balanced (Subaccount short cite)	*Money Market
*Mid Cap	(Commenced May 10, 2016)

Deutsche Investment Management	Invesco Advisers, Inc.
Americas Inc.	AIM
Scudder	*Dividend
*Small Cap	*Health
*Small Mid Value	*Technology
*Thematic (formerly Deutsche Global Growth	*Intl. Growth
VIP Portfolio, Class A)	*Franchise
*Growth
Janus Capital Management LLC
Fidelity Management & Research	Janus
Company	*Growth (formerly Janus Portfolio,
Fidelity	Institutional Shares)
*Overseas IC
*Inv. Grade Bond IC	Neuberger Berman Investment Advisers LLC
*Equity Income IC	Neuberger Berman
*Growth IC	*Mid-Cap
*High Income IC	(Commenced November 6, 2015)
*High Income SC	*Bond
*Contrafund IC	*Partners
*Contrafund SC	*Regency
*Mid Cap IC
*Mid Cap SC
*Strategic

FS-61

1. ORGANIZATION, continued

Guggenheim Investments	Schroder Investment Management North
Rydex	America, Inc., Baillie Gifford
*Nova	Overseas Ltd. (formerly Schroder Investment
*NASDAQ	Management North America, Inc., Baillie Gifford
*Precious Metals	Overseas Ltd. and M&G Investment
*Inv. S&P 500	Management Limited)
*Gov. Long Bond	Vanguard
*Inverse NASDAQ	*International
*Inv. Long Bond
*Russell	Barrow, Hanley, Mewhinney &
*Sector Rotation	Strauss, LLC
Vanguard
Third Avenue Management LLC	*Diversified
Third Avenue
*Value
The Vanguard Group, Inc.
The Vanguard Group, Inc.	ArrowMark Colorado Holdings, LLC
Vanguard	(formerly Granahan Investment Management, Inc.
*Equity Index	and Arrowpoint Asset Management, LLC.)
*Total Bond	Vanguard
*REIT Index	*Small Company Growth
*Mid-Cap
*Stock Market Index	Well Fargo Funds Management, LLC
*Conservative	Wells Fargo
(Commenced May 18, 2016)	*Discovery
*Moderate	*Opportunity
(Commenced September 15, 2016)
*Short-Term	ProFund Advisors LLC
(Commenced May 13, 2016)	ProFunds
*Bull
The Vanguard Group, Inc. and	*Europe
Wellington Management Company, LLP	*Mid-Cap
Vanguard	*NASDAQ-100
*Equity Income	*Small-Cap
*Small-Cap Value
Wellington Management Company, LLP,	*Classic Dow
Jackson Square Partners, LLC,	*Bear
William Blair & Company, L.L.C.	*Short NASDAQ
Vanguard	*Short Small Cap
*High Yield Bond	*Short Dow
*Balanced	*UltraMid
*UltraOTC
*UltraSmall
*UltraBull
*U.S. Gov. Plus
*Opportunity

FS-62

1. ORGANIZATION, continued

ProFund Advisors LLC, continued	Calvert Research and Management
ProFunds, continued	(See Note 3)
*Oil & Gas	Summit
*Precious Metals	*S&P 500
*Real Estate	*EAFE Intl.
*High Yield	*S&P MidCap
*Money Market	*Growth
(Commenced April 30, 2013)
Pacific Investment Management	*Mod. Growth
Company LLC	(Commenced April 30, 2013)
Pimco	*Moderate
*Commodity	(Commenced April 30, 2013)
*Total Return	*Russell Small Cap
*Low Duration	(Commenced April 30, 2014)
(Commenced September 22, 2014)
T.Rowe Price Associates, Inc.
American Century Investment	T. Rowe
Management, Inc.	*Blue Chip
American Century
*Mid Cap	Morgan Stanley Investment
*International	Management Inc.
Morgan Stanley (formerly
Franklin Advisers, Inc.	The Universal Institutional Funds, Inc.)
Franklin Templeton	*Emerging markets (formerly UIF Emerging
*Global Inc.	Markets Equity Portfolio, Class I)

Massachusetts Financial Services	Dimensional Fund Advisors LP
Company	DFA
MFS	*Bond
*Utilities IC	*Small
*Research	*Value
(Commenced March 27, 2015)	*Fixed
*Large
*Targeted
*Global
(Commenced August 8, 2016)

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-63

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners’ units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FS-64

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, continued

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3. RELATED PARTIES

Affiliates of the Company provided management, administrative and investment advisory services for the Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, as follows:

	2016		2017
	Investment Advisory Fee %	Management/ Administrative Fee%	Sub-Advisor Fee %
Calvert:
Balanced	.410	.275	NA
Mid Cap	.650	.250	NA
Summit:
S&P 500.250		.100	.050
EAFE Intl.	.560	.100	NA
S&P MidCap	.300	.100	.050
Growth	.420	.100	.050
Mod. Growth	.420	.100	NA
Moderate	.420	.100	.050
Russell Small Cap	.350	.100	.050

As of December 31, 2016 the Company is no longer affiliated with the Calvert and Summit funds. Ameritas Investment Partners, Inc., an affiliate of the Company, continues to be the sub-advisor to certain portfolios of the Calvert and Summit funds.

FS-65

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2017 were as follows:

	Purchases	Sales
Calvert:
Balanced	$40,442	$331,444
Mid Cap	5,403	29,666

Scudder:
Small Cap	19,345	6,589
Small Mid Value	176,055	165,960
Thematic	74,900	31,939
Growth	166,153	78,495

Fidelity:
Overseas IC	644,099	769,829
Inv. Grade Bond IC	2,568,341	2,360,895
Equity Income IC	144,088	317,400
Growth IC	950,184	665,829
High Income IC	1,057,323	2,741,706
High Income SC	2,595	2,770
Contrafund IC	1,682,004	2,599,958
Contrafund SC	46,728	111,415
Mid Cap IC	820,246	1,580,730
Mid Cap SC	23,659	83,515
Strategic	2,392,197	1,657,587
Money Market	14,986,352	19,109,574

AIM:
Dividend	61,183	26,569
Health	24,256	47,258
Technology	60,175	7,581
Intl. Growth	141,294	381,226
Franchise	95,453	48,689

Janus:
Growth	461	253

Neuberger Berman:
Mid-Cap	7,474	35,744
Bond	1,056	9,782
Partners	228,213	317,671
Regency	79,892	44,486

FS-66

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Rydex:
Nova	$2,971,614	$2,715,212
NASDAQ	3,469,452	3,256,630
Precious Metals	2,594,448	1,938,757
Inv. S&P 500	484,120	956,617
Gov. Long Bond	1,636,486	1,387,716
Inverse NASDAQ	535,640	930,842
Inv. Long Bond	949,703	939,050
Russell	618,480	908,439
Sector Rotation	1,131,784	243,806

Third Avenue:
Value	97,887	612,401

Vanguard:
Equity Index	6,441,871	3,511,083
Total Bond	10,463,752	4,720,839
REIT Index	3,954,898	3,139,481
Mid-Cap	4,094,089	3,245,172
Stock Market Index	5,887,521	2,345,799
Conservative	697,433	49,800
Moderate	770,261	68,386
Short-Term	9,304,044	558,663
Equity Income	2,438,885	2,846,677
Growth	1,429,396	866,480
High Yield Bond	2,384,402	1,735,361
Balanced	2,997,582	1,857,931
International	5,944,368	2,575,805
Diversified	2,319,741	2,405,579
Small Company Growth	2,888,835	2,638,661

Wells Fargo:
Discovery	20,958	62,677
Opportunity	37,038	129,428

ProFunds:
Bull	130,805	608,185
Europe	1,308	662
Mid-Cap	16,534	8,133
NASDAQ-100	71,543	72,643
Small-Cap	56,004	39
Small-Cap Value	7,777	7,746
Classic Dow	38,090	14,965
Bear	30,634	80,571
Short NASDAQ	45,760	56,422
Short Small-Cap	-	108

FS-67

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
ProFunds, continued:
Short Dow	$15,121	$24,896
UltraMid	186,972	177,427
UltraOTC	192,453	201,698
UltraSmall	147,387	130,317
UltraBull	88,393	231,743
U.S. Gov. Plus	92,665	150,418
Opportunity	29,564	27,146
Oil & Gas	36,097	36,600
Precious Metals	219,905	247,104
Real Estate	44,921	41,369
High Yield	51,300	17,908
Money Market	500,418	862,640

Pimco:
Commodity	1,037,078	2,309,639
Total Return	3,526,626	1,553,974
Low Duration	467	160,440

American Century:
Mid Cap	691,153	694,968
International	290,626	560,620

Franklin Templeton:
Global Inc.	1,148,809	1,840,845

MFS:
Utilities IC	420,770	614,171
Research	494,151	676,249

Summit:
S&P 500	644,169	724,576
EAFE Intl.	335,235	475,491
S&P MidCap	23,787	102,411
Growth	412,998	536,949
Mod. Growth	405,740	539,809
Moderate	328,374	684,708
Russell Small Cap	873,746	349,859

T. Rowe:
Blue Chip	1,815,767	3,149,850

Morgan Stanley:
Emerging Markets	3,901,957	1,514,888

FS-68

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
DFA:
Bond	$6,187,978	$1,174,210
Small	2,894,191	491,941
Value	4,298,068	1,833,860
Fixed	3,270,145	982,870
Large	6,295,010	1,608,831
Targeted	4,653,567	1,414,370
Global	2,278,201	878,121

5. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2017, these fees range between .45 percent and .90 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $40 per policy annually, depending on the product selected.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units.

FS-69

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Calvert:
Balanced
2017	2.40	3.45	187,504	658,586	2.10	0.45	0.60	7.76	11.33
2016	2.15	3.10	282,809	884,523	1.95	0.45	0.60	4.47	7.21
2015	2.89	3.38	356,972	1,044,397	0.09	0.60	0.60	(2.78)	(2.78)
2014	2.97	3.47	486,169	1,491,198	1.54	0.60	0.60	8.95	8.95
2013	2.73	3.19	523,524	1,475,804	1.15	0.60	0.60	17.30	17.30

Mid Cap
2017	61.49	64.05	13,282	816,999	0.69	0.60	0.60	10.99	11.00
2016	55.40	57.71	13,709	759,945	-	0.60	0.60	6.60	6.60
2015	51.98	54.14	13,918	724,130	-	0.60	0.60	(3.86)	(3.86)
2014	54.06	56.31	18,550	1,012,570	-	0.60	0.60	7.44	7.44
2013	50.31	52.41	19,269	978,906	-	0.60	0.60	29.13	29.13

Scudder:
Small Cap
2017	38.19	38.19	7,152	273,146	0.94	0.60	0.60	13.65	13.65
2016	33.60	33.60	7,086	238,122	1.51	0.60	0.60	20.31	20.31
2015	27.93	27.93	23,104	645,345	1.21	0.60	0.60	(5.16)	(5.16)
2014	29.45	29.45	6,929	204,088	1.03	0.60	0.60	4.12	4.12
2013	28.29	28.29	4,173	118,059	1.96	0.60	0.60	37.81	37.81

Small Mid Value
2017	20.42	23.10	42,590	965,671	0.72	0.45	0.60	9.87	10.03
2016	18.56	21.03	42,289	889,318	0.58	0.45	0.60	(0.90)	16.19
2015	18.10	18.10	53,059	960,334	0.29	0.60	0.60	(2.50)	(2.50)
2014	18.56	18.57	107,284	1,991,726	0.83	0.60	0.60	4.90	4.90
2013	17.70	17.70	149,273	2,641,813	1.35	0.60	0.60	34.43	34.43

Thematic
2017	13.93	14.39	25,055	358,532	0.33	0.45	0.60	24.72	24.91
2016	11.15	11.53	21,957	252,880	0.84	0.45	0.60	0.22	3.10
2015	11.19	11.19	28,313	316,757	0.77	0.60	0.60	(1.82)	(1.82)
2014	11.40	11.40	26,498	301,950	1.11	0.60	0.60	(0.48)	(0.48)
2013	11.13	11.45	35,623	407,885	0.42	0.60	0.60	12.67	21.35

Growth
2017	36.78	45.07	7,663	339,169	0.71	0.45	0.60	25.55	25.73
2016	29.25	35.90	6,005	210,590	0.80	0.45	0.60	3.62	3.78
2015	28.19	34.64	10,535	364,722	0.71	0.45	0.60	(0.75)	7.97	-
2014	32.08	32.09	6,257	200,749	0.65	0.60	0.60	12.30	12.30
2013	28.57	28.58	8,232	235,194	1.89	0.60	0.60	33.84	33.84

FS-70

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity:
Overseas IC
2017	23.73	32.91	127,067	3,937,799	1.44	0.45	0.60	29.51	29.70
2016	18.29	25.41	131,237	3,177,179	1.57	0.45	0.60	(5.63)	(5.49)
2015	19.36	26.93	118,530	3,177,669	1.46	0.45	0.60	(1.31)	3.01
2014	26.14	26.14	105,465	2,757,118	1.21	0.60	0.60	(8.63)	(8.63)
2013	28.61	28.61	137,376	3,930,373	1.52	0.60	0.60	29.66	29.66

Inv. Grade Bond IC
2017	13.72	20.00	1,311,754	24,780,422	2.41	0.45	0.60	3.60	3.75
2016	13.22	19.31	1,316,373	24,261,166	2.42	0.45	0.60	4.12	4.27
2015	12.68	18.55	1,192,733	22,379,818	2.62	0.45	0.60	(1.19)	(0.25)
2014	18.77	24.28	1,048,298	19,730,545	2.09	0.60	0.60	5.20	5.20
2013	17.84	23.08	1,250,939	22,357,878	2.16	0.60	0.60	(2.37)	(2.37)

Equity Income IC
2017	28.10	52.60	60,781	3,139,847	1.69	0.45	0.60	12.22	12.39
2016	25.01	46.87	66,155	3,057,267	2.49	0.45	0.60	13.14	17.31
2015	39.95	39.95	61,969	2,475,957	3.10	0.60	0.60	(4.54)	(4.54)
2014	41.85	41.85	68,992	2,887,587	2.93	0.60	0.60	8.07	8.07
2013	38.73	38.73	68,236	2,642,664	2.38	0.60	0.60	27.38	27.38

Growth IC
2017	88.95	91.28	43,513	3,967,391	0.23	0.45	0.60	34.33	34.53
2016	66.12	67.96	43,151	2,932,081	0.04	0.45	0.60	(1.70)	0.20
2015	67.82	67.82	51,855	3,516,784	0.23	0.60	0.60	6.54	6.54
2014	63.66	63.66	68,513	4,361,500	0.19	0.60	0.60	10.63	10.63
2013	57.54	57.54	69,432	3,995,183	0.28	0.60	0.60	35.52	35.52

High Income IC
2017	6.44	13.09	220,999	2,375,808	3.75	0.45	0.60	6.30	6.46
2016	6.05	12.31	341,106	3,946,112	3.86	0.45	0.60	13.92	14.10
2015	5.30	10.81	633,532	6,632,984	5.73	0.45	0.60	(5.31)	(4.20)
2014	11.28	11.28	822,328	9,278,192	5.54	0.60	0.60	0.55	0.55
2013	11.22	11.22	862,551	9,678,618	6.74	0.60	0.60	5.31	5.31

High Income SC
2017	16.17	16.17	3,258	52,674	5.24	0.60	0.60	6.43	6.43
2016	15.19	15.19	3,424	52,015	5.28	0.60	0.60	13.69	13.69
2015	13.36	13.36	3,390	45,298	5.07	0.60	0.60	(4.33)	(4.33)
2014	13.96	13.96	8,681	121,229	1.97	0.60	0.60	0.47	0.47
2013	13.90	13.90	32,067	445,713	8.21	0.60	0.60	5.24	5.24

FS-71

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Contrafund IC
2017	45.03	76.67	253,964	18,441,152	0.99	0.45	0.60	21.15	21.33
2016	37.11	63.29	278,646	16,967,547	0.82	0.45	0.60	7.36	7.52
2015	34.52	58.95	292,377	17,134,615	1.01	0.45	0.60	0.07	2.26
2014	58.91	58.91	315,612	18,591,393	0.88	0.60	0.60	11.28	11.28
2013	52.94	52.94	405,947	21,489,544	1.04	0.60	0.60	30.50	30.50

Contrafund SC
2017	76.97	76.97	12,469	959,748	0.91	0.60	0.60	21.04	21.04
2016	63.59	63.59	14,218	904,219	0.50	0.60	0.60	7.27	7.27
2015	59.29	59.29	26,816	1,589,789	0.92	0.60	0.60	(0.04)	(0.04)
2014	59.31	59.31	31,517	1,869,291	0.77	0.60	0.60	11.15	11.15
2013	53.36	53.36	40,276	2,149,186	0.96	0.60	0.60	30.36	30.36

Mid Cap IC
2017	44.10	92.43	95,464	8,508,360	0.69	0.45	0.60	20.09	20.27
2016	36.67	76.97	107,975	8,164,496	0.50	0.45	0.60	11.56	11.73
2015	32.82	68.99	118,814	8,102,679	0.49	0.45	0.60	(1.98)	(1.57)
2014	70.38	70.38	126,628	8,912,539	0.25	0.60	0.60	5.65	5.65
2013	66.62	66.62	148,099	9,866,131	0.44	0.60	0.60	35.42	35.42

Mid Cap SC
2017	91.23	91.23	6,064	553,179	0.62	0.60	0.60	19.99	19.99
2016	76.03	76.03	7,114	540,929	0.43	0.60	0.60	11.44	11.44
2015	68.23	68.23	8,268	564,099	0.40	0.60	0.60	(2.09)	(2.09)
2014	69.68	69.68	8,327	580,241	0.13	0.60	0.60	5.56	5.56
2013	66.01	66.01	13,317	879,032	0.38	0.60	0.60	35.25	35.25

Strategic
2017	12.64	17.65	719,473	11,605,288	3.25	0.45	0.60	7.15	7.31
2016	11.78	16.47	664,261	10,469,612	3.79	0.45	0.60	7.62	7.78
2015	10.93	15.30	569,617	8,697,710	2.82	0.45	0.60	(2.21)	(0.58)
2014	15.65	15.68	527,562	8,257,572	3.33	0.60	0.60	2.98	2.98
2013	15.19	15.22	458,132	6,963,149	4.14	0.60	0.60	(0.33)	(0.33)

Money Market
2017	1.00	1.00	12,513,146	12,495,084	0.66	0.45	0.60	0.08	0.22
2016	1.00	1.00	16,656,435	16,618,307	0.15	0.45	0.60	(0.23)	(0.09)
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

FS-72

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM:
Dividend
2017	30.13	30.13	6,004	180,904	1.77	0.60	0.60	7.93	7.93
2016	27.91	27.91	5,081	141,826	0.45	0.60	0.60	14.13	14.13
2015	24.46	24.46	31,878	779,716	1.78	0.60	0.60	1.45	1.45
2014	24.11	24.11	6,887	166,036	1.79	0.60	0.60	12.15	12.15
2013	21.50	21.50	15,546	334,169	2.91	0.60	0.60	30.25	30.25

Health
2017	47.10	47.10	4,276	201,398	0.38	0.60	0.60	15.14	15.14
2016	40.91	40.91	5,064	207,180	-	0.60	0.60	(11.99)	(11.99)
2015	46.48	46.48	10,332	480,259	-	0.60	0.60	2.55	2.55
2014	45.33	45.33	7,470	338,608	-	0.60	0.60	18.96	18.96
2013	38.11	38.11	7,286	277,644	0.79	0.60	0.60	39.70	39.70

Technology
2017	30.60	30.60	6,614	202,378	-	0.60	0.60	34.33	34.33
2016	22.78	22.78	5,120	116,632	-	0.60	0.60	(1.35)	(1.35)
2015	23.09	23.09	9,417	217,463	-	0.60	0.60	6.18	6.18
2014	21.75	21.75	9,502	206,656	-	0.60	0.60	10.39	10.39
2013	19.70	19.70	9,798	193,031	-	0.60	0.60	24.40	24.40

Intl. Growth
2017	40.59	44.49	28,006	1,239,250	1.36	0.45	0.60	22.27	22.45
2016	33.15	36.39	34,192	1,239,996	0.72	0.45	0.60	(1.05)	(0.90)
2015	33.45	36.77	133,332	4,901,879	1.43	0.45	0.60	(2.93)	0.59
2014	37.87	37.88	168,642	6,388,112	1.77	0.60	0.60	(0.27)	(0.27)
2013	37.97	37.98	117,947	4,479,738	1.23	0.60	0.60	18.30	18.30

Franchise
2017	72.89	73.87	845	62,182	0.11	0.45	0.60	21.73	26.59
2016	57.58	58.27	230	13,266	-	0.45	0.60	(0.23)	1.66
2015	56.63	56.63	602	34,111	-	0.60	0.60	4.37	4.37
2014	54.26	54.88	1,089	59,103	0.03	0.60	0.60	6.72	7.79
2013	50.34	50.58	4,683	235,885	0.13	0.60	0.60	31.85	39.31

Janus:
Growth
2017	52.06	52.06	730	38,019	0.40	0.60	0.60	27.12	27.12
2016	40.95	40.95	731	29,953	0.56	0.60	0.60	(0.10)	(0.10)
2015	41.00	41.00	859	35,225	0.63	0.60	0.60	4.72	4.72
2014	39.15	39.15	861	33,688	0.37	0.60	0.60	12.32	12.32
2013	34.85	34.85	862	30,043	0.79	0.60	0.60	29.56	29.56

FS-73

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Neuberger Berman:
Mid-Cap
2017	29.35	29.35	7,946	233,226	-	0.60	0.60	24.54	24.54
2016	23.57	23.57	9,213	217,115	-	0.60	0.60	3.77	3.77
2015	22.71	22.71	13,555	307,827	-	0.60	0.60	(4.23)	(4.23)
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Bond
2017	21.97	21.97	3,272	71,883	1.39	0.60	0.60	0.29	0.29
2016	21.91	21.91	3,696	80,961	1.22	0.60	0.60	0.62	0.62
2015	21.77	21.77	2,880	62,715	0.53	0.60	0.60	(0.41)	(0.41)
2014	21.86	21.86	18,259	399,215	1.71	0.60	0.60	0.01	0.01
2013	21.86	21.86	19,750	431,764	2.68	0.60	0.60	0.02	0.02

Partners
2017	20.66	31.99	29,849	947,181	0.53	0.45	0.60	12.69	12.85
2016	18.31	28.38	31,175	952,787	0.86	0.45	0.60	26.61	26.80
2015	14.44	22.42	21,209	542,873	0.64	0.45	0.60	(12.33)	(1.50)
2014	25.57	45.75	46,165	1,671,678	0.77	0.60	0.60	9.20	9.20
2013	23.42	41.90	45,602	1,559,629	1.18	0.60	0.60	30.35	30.35

Regency
2017	21.99	32.22	16,269	480,041	0.82	0.45	0.60	16.04	16.21
2016	18.92	27.77	14,074	385,067	0.56	0.45	0.60	15.48	15.65
2015	16.36	24.05	21,234	502,033	0.66	0.45	0.60	(8.88)	(4.25)
2014	25.92	26.39	30,506	802,117	1.00	0.60	0.60	13.16	13.16
2013	22.90	23.32	21,403	496,917	1.61	0.60	0.60	36.23	36.23

Rydex:
Nova
2017	23.06	233.72	52,529	1,776,313	0.05	0.45	0.60	31.00	31.19
2016	17.61	178.15	56,254	1,231,893	-	0.45	0.60	15.03	15.20
2015	15.31	154.64	63,214	1,194,734	-	0.45	0.60	(1.49)	(1.31)
2014	15.51	21.03	124,369	2,246,978	0.10	0.60	0.60	17.88	17.88
2013	13.16	17.84	176,704	2,667,446	0.14	0.60	0.60	48.10	48.10

NASDAQ
2017	46.99	50.10	60,716	3,005,946	-	0.45	0.60	30.34	30.53
2016	36.00	38.44	59,067	2,283,797	-	0.45	0.60	5.35	5.51
2015	34.12	36.49	80,214	2,955,703	-	0.45	0.60	(2.44)	7.60
2014	33.91	34.87	92,224	3,153,702	-	0.60	0.60	16.75	16.75
2013	29.05	29.87	71,070	2,078,766	-	0.60	0.60	33.82	33.82

FS-74

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Rydex, continued:
Precious Metals
2017	7.09	31.49	367,544	2,625,432	4.97	0.45	0.60	6.45	6.60
2016	6.66	29.54	293,353	1,957,031	-	0.45	0.60	(22.68)	64.53
2015	3.91	4.05	309,648	1,249,745	5.28	0.60	0.60	(30.79)	(30.79)
2014	5.65	5.85	277,466	1,617,498	0.15	0.60	0.60	(17.84)	(17.84)
2013	6.87	7.12	246,783	1,749,346	0.95	0.60	0.60	(46.42)	(46.42)

Inv. S&P 500
2017	1.24	11.48	392,879	494,035	-	0.45	0.60	(17.84)	(13.97)
2016	1.51	13.96	626,202	1,114,981	-	0.45	0.60	(19.94)	(12.53)
2015	1.72	1.92	984,874	1,768,587	-	0.60	0.60	(5.00)	(5.00)
2014	1.81	2.02	259,576	504,367	-	0.60	0.60	(14.96)	(14.96)
2013	2.13	2.37	327,012	736,925	-	0.60	0.60	(26.95)	(26.95)

Gov. Long Bond
2017	22.30	32.24	64,158	1,569,316	1.25	0.45	0.60	8.98	9.14
2016	20.46	29.54	57,491	1,206,900	0.91	0.45	0.60	(0.93)	1.06
2015	20.66	29.77	55,547	1,181,699	0.86	0.45	0.60	(5.66)	(1.29)
2014	21.89	28.69	60,579	1,360,802	0.75	0.60	0.60	33.87	33.87
2013	16.36	21.43	53,845	905,974	0.80	0.60	0.60	(18.74)	(18.74)

Inverse NASDAQ
2017	3.08	14.67	29,405	107,849	-	0.45	0.60	(25.10)	(24.99)
2016	4.11	19.56	105,408	579,749	-	0.45	0.60	(10.02)	(9.89)
2015	4.57	21.70	26,692	137,168	-	0.45	0.60	(13.39)	(6.39)
2014	5.27	5.27	23,487	123,827	-	0.60	0.60	(19.12)	(19.12)
2013	6.52	6.52	29,755	193,946	-	0.60	0.60	(29.47)	(29.47)

Inv. Long Bond
2017	7.18	31.26	5,223	38,465	-	0.45	0.60	(9.43)	(2.77)
2016	7.93	34.46	4,127	32,722	-	0.45	0.60	(3.52)	6.56
2015	8.22	8.22	7,945	65,296	-	0.60	0.60	(1.81)	(1.81)
2014	8.37	8.37	22,365	187,176	-	0.60	0.60	(25.36)	(25.36)
2013	11.21	11.21	42,261	473,862	-	0.60	0.60	14.57	14.57

Russell
2017	76.06	82.70	22,731	1,822,820	-	0.45	0.60	19.30	19.48
2016	63.66	69.32	27,396	1,850,700	-	0.45	0.60	29.64	29.83
2015	49.03	53.47	33,070	1,768,248	-	0.45	0.60	(9.62)	(2.16)
2014	59.16	59.16	29,637	1,753,490	-	0.60	0.60	3.67	3.67
2013	57.07	57.07	29,791	1,700,235	-	0.60	0.60	57.62	57.62

FS-75

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Rydex, continued:
Sector Rotation
2017	17.48	18.70	73,225	1,361,243	0.43	0.45	0.60	13.62	14.17
2016	16.38	16.38	18,546	303,710	-	0.60	0.60	0.05	0.05
2015	16.37	16.37	47,133	771,436	-	0.60	0.60	0.66	0.66
2014	16.26	16.26	27,549	447,963	-	0.60	0.60	2.18	2.18
2013	15.91	15.91	47,629	757,937	-	0.60	0.60	16.76	16.76

Third Avenue:
Value
2017	18.60	39.24	64,375	2,516,102	0.85	0.45	0.60	12.91	13.08
2016	16.45	34.76	78,685	2,721,839	0.81	0.45	0.60	10.16	11.55
2015	31.16	32.47	88,867	2,777,370	3.20	0.60	0.60	(9.43)	(9.43)
2014	34.40	35.85	120,295	4,154,851	2.95	0.60	0.60	3.76	3.76
2013	33.16	34.55	136,867	4,560,293	3.24	0.60	0.60	18.26	18.26

Vanguard:
Equity Index
2017	44.77	70.69	598,754	39,693,243	1.74	0.45	0.60	20.93	21.11
2016	36.97	58.45	537,434	31,577,073	1.91	0.45	0.60	11.14	11.31
2015	33.21	52.59	438,738	23,309,679	1.72	0.45	0.60	(2.53)	0.66
2014	52.25	63.70	488,503	25,876,152	1.72	0.60	0.60	12.83	12.83
2013	46.31	56.46	531,000	24,885,471	1.76	0.60	0.60	31.39	31.39

Total Bond
2017	12.38	17.03	2,689,782	42,323,985	2.28	0.45	0.60	2.87	3.02
2016	12.01	16.55	2,230,196	36,314,854	2.26	0.45	0.60	1.86	2.01
2015	11.78	16.25	2,201,475	35,763,788	2.10	0.45	0.60	(0.71)	(0.26)
2014	16.30	19.29	2,014,825	33,283,305	2.54	0.60	0.60	5.26	5.26
2013	15.48	18.33	2,188,938	34,338,284	2.56	0.60	0.60	(2.87)	(2.87)

REIT Index
2017	15.48	43.40	635,751	22,462,606	2.45	0.45	0.60	4.15	4.31
2016	14.84	41.67	561,997	22,107,277	2.57	0.45	0.60	7.71	7.87
2015	13.75	38.68	535,408	20,541,624	1.77	0.45	0.60	1.61	7.71
2014	38.07	49.05	573,215	22,081,480	3.35	0.60	0.60	29.33	29.33
2013	29.44	37.92	587,614	17,540,421	2.02	0.60	0.60	1.72	1.72

FS-76

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
Mid-Cap
2017	27.19	47.87	616,681	26,946,977	1.18	0.45	0.60	18.37	18.55
2016	22.94	40.44	584,165	23,134,051	1.36	0.45	0.60	10.45	10.62
2015	20.74	36.62	566,290	20,661,779	1.21	0.45	0.60	(2.02)	5.31
2014	37.37	41.40	601,132	22,565,976	0.95	0.60	0.60	12.92	12.92
2013	33.10	36.66	648,760	21,564,138	1.01	0.60	0.60	34.12	34.12

Stock Market Index
2017	43.21	75.49	354,078	23,890,465	1.85	0.45	0.60	20.25	20.43
2016	35.88	62.78	293,469	17,855,709	1.48	0.45	0.60	11.88	12.05
2015	32.02	56.11	281,781	15,776,509	1.26	0.45	0.60	(1.25)	(0.23)
2014	56.24	56.24	273,805	15,399,221	1.42	0.60	0.60	11.62	11.62
2013	50.38	50.38	314,352	15,838,526	1.50	0.60	0.60	32.49	32.49

Conservative
2017	26.60	26.66	30,862	822,095	1.27	0.45	0.60	10.23	10.39
2016	24.13	24.15	5,987	144,614	-	0.45	0.60	(0.09)	3.39
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Moderate
2017	30.39	30.39	41,768	1,269,455	1.47	0.45	0.60	14.12	14.29
2016	26.59	26.63	17,929	477,417	-	0.45	0.60	0.19	1.12
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Short-Term
2017	10.75	10.77	1,020,297	10,976,598	1.30	0.45	0.60	1.48	1.64
2016	10.59	10.60	210,748	2,232,534	-	0.45	0.60	-	0.10
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Equity Income
2017	28.58	50.21	303,184	14,694,381	2.52	0.45	0.60	17.54	17.72
2016	24.28	42.72	314,905	13,561,440	2.59	0.45	0.60	14.38	14.55
2015	21.20	37.35	311,249	12,184,911	2.77	0.45	0.60	0.25	9.26
2014	37.25	49.07	358,283	14,266,863	2.35	0.60	0.60	10.74	10.74
2013	33.64	44.31	356,122	12,848,512	2.58	0.60	0.60	29.27	29.27

FS-77

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
Growth
2017	28.95	32.18	357,078	11,427,939	0.51	0.45	0.60	30.14	30.33
2016	22.21	24.73	359,112	8,861,746	0.59	0.45	0.60	(1.67)	(1.52)
2015	22.55	25.15	396,668	10,021,256	0.57	0.45	0.60	(1.57)	7.33
2014	23.43	24.56	377,362	8,862,050	0.42	0.60	0.60	13.11	13.11
2013	20.72	21.72	362,990	7,536,488	0.49	0.60	0.60	34.48	34.48

High Yield Bond
2017	8.95	16.74	810,338	11,950,888	4.83	0.45	0.60	6.37	6.53
2016	8.40	15.74	715,571	11,086,128	4.00	0.45	0.60	10.69	10.85
2015	7.58	14.22	423,584	6,027,346	5.32	0.45	0.60	(2.17)	(1.03)
2014	14.54	18.79	473,832	6,971,638	5.32	0.60	0.60	3.78	3.78
2013	14.01	18.11	467,397	6,627,231	5.81	0.60	0.60	3.72	3.72

Balanced
2017	28.14	45.70	441,232	19,356,188	2.28	0.45	0.60	14.04	14.21
2016	24.64	40.07	433,394	16,788,965	2.39	0.45	0.60	10.35	10.52
2015	22.29	36.31	414,814	14,882,103	2.47	0.45	0.60	(1.22)	(0.51)
2014	36.50	36.50	447,483	16,332,794	2.25	0.60	0.60	9.19	9.19
2013	33.43	33.43	441,103	14,745,267	2.38	0.60	0.60	19.17	19.17

International
2017	28.49	37.96	792,548	28,708,459	1.00	0.45	0.60	41.83	42.04
2016	20.06	26.76	675,739	17,924,633	1.45	0.45	0.60	1.27	1.42
2015	19.78	26.43	734,767	19,425,531	1.89	0.45	0.60	(1.36)	9.45
2014	26.79	28.91	845,025	22,824,778	1.42	0.60	0.60	(6.62)	(6.62)
2013	28.69	30.95	867,918	25,115,155	1.62	0.60	0.60	22.52	22.52

Diversified
2017	20.94	31.38	515,395	15,908,652	2.73	0.45	0.60	12.48	12.65
2016	18.59	27.89	573,421	15,893,213	2.81	0.45	0.60	12.29	12.46
2015	16.53	24.84	629,255	15,622,542	2.51	0.45	0.60	(3.04)	6.72
2014	25.62	27.14	641,098	16,514,085	2.26	0.60	0.60	9.18	9.18
2013	23.47	24.86	712,454	16,802,854	2.20	0.60	0.60	28.62	28.62

Small Company Growth
2017	29.21	56.37	398,733	20,865,234	0.47	0.45	0.60	22.73	22.91
2016	23.76	45.93	402,198	17,890,650	0.35	0.45	0.60	14.25	14.42
2015	20.77	40.20	383,830	15,402,571	0.36	0.45	0.60	(3.33)	(5.25)
2014	41.59	44.74	403,559	16,839,695	0.30	0.60	0.60	2.76	2.76
2013	40.47	43.53	465,812	18,907,487	0.66	0.60	0.60	45.67	45.67

FS-78

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Wells Fargo:
Discovery
2017	46.20	46.20	9,200	424,998	-	0.60	0.60	28.36	28.36
2016	35.99	35.99	10,699	385,054	-	0.60	0.60	7.00	7.00
2015	33.63	33.63	15,321	515,291	-	0.60	0.60	(2.05)	(2.05)
2014	34.34	34.34	14,529	498,900	-	0.60	0.60	(0.24)	(0.24)
2013	34.42	34.42	18,671	642,690	0.01	0.60	0.60	42.94	42.94

Opportunity
2017	115.65	115.65	2,913	336,862	0.69	0.60	0.60	19.72	19.72
2016	96.60	96.60	4,053	391,504	2.00	0.60	0.60	11.56	11.56
2015	86.59	86.59	4,246	367,645	0.13	0.60	0.60	(3.66)	(3.66)
2014	89.88	89.88	4,398	395,309	0.06	0.60	0.60	9.76	9.76
2013	81.88	81.88	4,078	333,945	0.20	0.60	0.60	29.90	29.90

ProFunds:
Bull
2017	55.82	55.82	43,258	2,414,692	-	0.90	0.90	18.28	18.28
2016	47.19	47.19	53,706	2,534,574	-	0.90	0.90	8.68	8.68
2015	43.42	43.42	97,987	4,255,042	-	0.90	0.90	(1.35)	(1.35)
2014	44.02	44.02	98,905	4,353,576	-	0.90	0.90	10.47	10.47
2013	39.84	39.84	99,979	3,983,630	-	0.90	0.90	28.60	28.60

Europe
2017	34.81	34.81	2,263	78,785	1.76	0.90	0.90	18.64	18.64
2016	29.34	29.34	2,263	66,404	2.73	0.90	0.90	6.85	6.85
2015	27.46	27.46	2,828	77,660	4.52	0.90	0.90	(11.67)	(11.67)
2014	31.09	31.09	3,342	103,891	1.24	0.90	0.90	(9.46)	(9.46)
2013	34.34	34.34	3,376	115,914	1.43	0.90	0.90	20.55	20.55

Mid-Cap
2017	72.85	72.85	848	61,742	0.31	0.90	0.90	9.62	9.62
2016	66.45	66.45	772	51,334	0.17	0.90	0.90	23.23	23.23
2015	53.93	53.93	948	51,128	0.13	0.90	0.90	(9.04)	(9.04)
2014	59.29	59.29	966	57,260	0.11	0.90	0.90	9.20	9.20
2013	54.29	54.29	1,021	55,409	0.10	0.90	0.90	30.94	30.94

NASDAQ-100
2017	42.74	42.74	-	-	-	0.90	0.90	8.07	8.07
2016	32.91	32.91	-	-	-	0.90	0.90	(10.82)	(10.82)
2015	34.96	34.96	1,459	51,020	-	0.90	0.90	6.49	6.49
2014	32.83	32.83	1,616	53,032	-	0.90	0.90	15.96	15.96
2013	28.31	28.31	1,718	48,618	-	0.90	0.90	33.08	33.08

FS-79

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Profunds, continued:
Small-Cap
2017	35.01	35.01	1,590	55,647	-	0.90	0.90	(0.64)	(0.64)
2016	35.33	35.33	-	-	-	0.90	0.90	1.32	1.32
2015	29.52	29.52	-	-	-	0.90	0.90	(2.24)	(2.24)
2014	32.16	32.16	-	-	-	0.90	0.90	(5.36)	(5.36)
2013	39.81	39.81	-	-	-	0.90	0.90	6.09	6.09

Small-Cap Value
2017	68.72	68.72	87	5,949	0.02	0.90	0.90	8.71	8.71
2016	63.22	63.22	87	5,473	-	0.90	0.90	27.61	27.61
2015	49.54	49.54	859	42,576	-	0.90	0.90	(9.10)	(9.10)
2014	54.50	54.50	878	47,868	-	0.90	0.90	4.87	4.87
2013	51.97	51.97	325	16,866	0.20	0.90	0.90	36.45	36.45

Classic Dow
2017	50.68	50.68	1,539	78,012	-	0.90	0.90	22.50	22.50
2016	41.37	41.37	1,539	63,685	-	0.90	0.90	11.93	11.93
2015	36.96	36.96	3,557	131,476	-	0.90	0.90	(3.84)	(3.84)
2014	38.44	38.44	3,859	148,357	-	0.90	0.90	5.43	5.43
2013	36.46	36.46	2,887	105,266	-	0.90	0.90	24.06	24.06

Bear
2017	6.11	6.11	923	5,637	-	0.90	0.90	(18.70)	(18.70)
2016	7.51	7.51	8,703	65,397	-	0.90	0.90	(13.83)	(13.83)
2015	8.72	8.72	12,188	106,289	-	0.90	0.90	(5.77)	(5.77)
2014	9.25	9.25	16,253	150,423	-	0.90	0.90	(15.01)	(15.01)
2013	10.89	10.89	16,244	176,893	-	0.90	0.90	(27.21)	(27.21)

Short NASDAQ
2017	2.46	2.46	615	1,510	-	0.90	0.90	(25.90)	(25.90)
2016	3.31	3.31	4,032	13,360	-	0.90	0.90	(10.86)	(10.86)
2015	3.72	3.72	1,199	4,458	-	0.90	0.90	(13.82)	(13.82)
2014	4.31	4.31	4,235	18,267	-	0.90	0.90	(20.10)	(20.10)
2013	5.40	5.40	4,235	22,863	-	0.90	0.90	(30.04)	(30.04)

Short Small-Cap
2017	2.44	2.44	4,504	11,004	-	0.90	0.90	(14.97)	(14.97)
2016	2.87	2.87	4,504	12,941	-	0.90	0.90	(22.29)	(22.29)
2015	3.70	3.70	4,504	16,654	-	0.90	0.90	(1.71)	(1.71)
2014	3.76	3.76	7,549	28,397	-	0.90	0.90	(10.04)	(10.04)
2013	4.18	4.18	7,549	31,567	-	0.90	0.90	(31.87)	(31.87)

FS-80

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Profunds, continued:
Short Dow
2017	10.76	10.76	221	2,383	-	0.90	0.90	(22.72)	(22.72)
2016	13.93	13.93	931	12,970	-	0.90	0.90	(24.73)	(24.73)
2015	16.80	16.80	-	-	-	0.90	0.90	(5.75)	(5.75)
2014	2.83	2.83	3,263	9,237	-	0.90	0.90	(12.27)	(12.27)
2013	3.23	3.23	3,263	10,529	-	0.90	0.90	(29.76)	(29.76)

UltraMid
2017	117.11	117.11	114	13,358	-	0.90	0.90	27.72	27.72
2016	91.69	91.69	44	4,019	-	0.90	0.90	36.74	36.74
2015	67.06	67.06	257	17,224	-	0.90	0.90	(9.94)	(9.94)
2014	74.46	74.46	44	3,264	-	0.90	0.90	14.38	14.38
2013	65.10	65.10	242	15,732	-	0.90	0.90	69.11	69.11

UltraOTC
2017	135.39	135.39	3,753	508,127	-	0.90	0.90	66.83	66.83
2016	81.15	81.15	4,064	329,795	-	0.90	0.90	7.65	7.65
2015	75.39	75.39	3,902	294,170	-	0.90	0.90	12.59	12.59
2014	66.96	66.96	5,614	375,932	-	0.90	0.90	34.63	34.63
2013	49.74	49.74	4,225	210,156	-	0.90	0.90	77.44	77.44

UltraSmall
2017	66.57	66.57	289	19,269	-	0.90	0.90	24.06	24.06
2016	53.66	53.66	35	1,883	-	0.90	0.90	38.33	38.33
2015	38.79	38.79	570	22,103	-	0.90	0.90	(13.75)	(13.75)
2014	44.98	44.98	842	37,891	-	0.90	0.90	4.44	4.44
2013	43.07	43.07	964	41,496	-	0.90	0.90	84.98	84.98

UtraBull
2017	54.62	54.62	849	46,385	-	0.90	0.90	39.76	39.76
2016	39.08	39.08	4,162	162,639	-	0.90	0.90	17.54	17.54
2015	33.25	33.25	849	28,236	-	0.90	0.90	(3.75)	(3.75)
2014	34.54	34.54	3,718	128,418	-	0.90	0.90	22.14	22.14
2013	28.28	28.28	1,580	44,677	-	0.90	0.90	66.55	66.55

U.S. Gov. Plus
2017	56.52	56.52	518	29,304	0.45	0.90	0.90	8.51	8.51
2016	52.08	52.08	1,647	85,800	-	0.90	0.90	(1.20)	(1.20)
2015	52.72	52.72	2,025	106,743	-	0.90	0.90	(6.49)	(6.49)
2014	56.37	56.37	1,405	79,206	0.18	0.90	0.90	35.17	35.17
2013	41.70	41.70	1,498	62,489	0.13	0.90	0.90	(19.83)	(19.83)

FS-81

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Profunds, continued:
Opportunity
2017	4.44	4.44	875	3,888	-	0.90	0.90	(12.66)	(12.66)
2016	5.09	5.09	514	2,617	-	0.90	0.90	(6.00)	(6.00)
2015	5.41	5.41	1,630	8,824	-	0.90	0.90	(2.47)	(2.47)
2014	5.55	5.55	13,870	76,979	-	0.90	0.90	(30.88)	(30.88)
2013	8.03	8.03	12,001	96,364	-	0.90	0.90	15.44	15.44

Oil & Gas
2017	63.17	63.17	968	61,148	1.22	0.90	0.90	(4.04)	(4.04)
2016	65.82	65.82	968	63,720	1.33	0.90	0.90	23.07	23.07
2015	53.48	53.48	968	51,774	0.58	0.90	0.90	(24.06)	(24.06)
2014	70.42	70.42	1,191	83,897	0.36	0.90	0.90	(11.66)	(11.66)
2013	79.72	79.72	1,759	140,199	0.46	0.90	0.90	22.96	22.96

Precious Metals
2017	21.72	21.72	1,800	39,090	-	0.90	0.90	4.34	4.34
2016	20.81	20.81	3,180	66,190	-	0.90	0.90	54.42	54.42
2015	13.48	13.48	5,865	79,048	-	0.90	0.90	(33.45)	(33.45)
2014	20.25	20.25	2,138	43,305	-	0.90	0.90	(24.55)	(24.55)
2013	26.84	26.84	2,841	76,255	-	0.90	0.90	(38.50)	(38.50)

Real Estate
2017	84.15	84.15	1,066	89,670	1.06	0.90	0.90	7.08	7.08
2016	78.59	78.59	1,066	83,737	1.64	0.90	0.90	4.78	4.78
2015	75.00	75.00	1,354	101,561	0.58	0.90	0.90	(0.57)	(0.57)
2014	75.43	75.43	1,843	139,042	1.53	0.90	0.90	23.90	23.90
2013	60.88	60.88	1,857	113,060	1.46	0.90	0.90	(0.80)	(0.80)

High Yield
2017	45.68	45.68	1,028	46,969	3.78	0.90	0.90	3.86	3.86
2016	43.98	43.98	346	15,227	2.40	0.90	0.90	8.02	8.02
2015	40.72	40.72	793	32,295	4.67	0.90	0.90	(0.74)	(0.74)
2014	41.02	41.02	838	34,383	3.69	0.90	0.90	1.43	1.43
2013	40.44	40.44	1,436	58,069	2.64	0.90	0.90	9.04	9.04

Money Market
2017	0.98	0.98	460,882	453,274	0.02	0.90	0.90	(0.87)	(0.87)
2016	0.99	0.99	821,961	815,496	0.02	0.90	0.90	(0.87)	(0.87)
2015	1.00	1.00	986,916	987,782	0.02	0.90	0.90	(0.87)	(0.87)
2014	1.01	1.01	916,051	924,946	0.02	0.90	0.90	(0.87)	(0.87)
2013	1.02	1.02	1,634,267	1,664,672	0.02	0.90	0.90	(0.87)	(0.87)

FS-82

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Pimco:
Commodity
2017	8.05	8.09	322,036	2,603,491	12.66	0.45	0.60	1.54	1.70
2016	7.91	7.97	550,927	4,387,278	1.11	0.45	0.60	14.47	14.64
2015	6.90	6.96	559,519	3,893,406	4.47	0.45	0.60	(26.15)	(6.30)
2014	8.05	9.42	621,208	5,807,246	0.36	0.60	0.60	(18.91)	(18.91)
2013	9.92	11.62	646,052	7,447,278	1.74	0.60	0.60	(15.21)	(15.21)

Total Return
2017	11.75	14.85	601,127	8,192,522	2.01	0.45	0.60	4.29	4.45
2016	11.25	14.24	428,575	6,071,815	2.09	0.45	0.60	2.06	2.22
2015	11.01	13.95	567,525	7,898,738	4.29	0.45	0.60	(0.15)	0.27
2014	13.96	13.97	1,034,368	14,454,575	2.06	0.60	0.60	3.66	3.66
2013	13.47	13.48	1,657,458	22,345,013	2.17	0.60	0.60	(2.55)	(2.55)

Low Duration
2017	10.74	10.74	1,653	17,751	1.34	0.60	0.60	0.75	0.75
2016	10.66	10.66	16,662	177,569	1.55	0.60	0.60	0.80	0.80
2015	10.57	10.57	66,052	698,332	3.68	0.60	0.60	(0.29)	(0.29)
2014	10.60	10.60	15,148	160,610	0.38	0.60	0.60	(0.44)	(0.44)
2013	-	-	-	-	-	-	-	-	-

American Century:
Mid Cap
2017	25.15	33.88	74,932	2,405,441	1.53	0.45	0.60	11.03	11.20
2016	22.61	30.52	73,437	2,235,809	1.77	0.45	0.60	22.12	22.30
2015	18.49	24.99	50,445	1,259,966	1.62	0.45	0.60	(2.47)	(2.02)
2014	25.50	25.52	65,348	1,666,801	1.19	0.60	0.60	15.73	15.73
2013	22.04	22.05	60,397	1,331,151	1.20	0.60	0.60	29.34	29.34

International
2017	12.30	13.10	155,456	2,023,749	0.89	0.45	0.60	30.43	30.62
2016	9.42	10.04	176,202	1,762,437	1.10	0.45	0.60	(6.06)	(5.92)
2015	10.01	10.69	190,021	2,025,438	0.38	0.45	0.60	(1.54)	0.16
2014	10.05	10.67	207,123	2,210,478	1.71	0.60	0.60	(6.31)	(6.07)
2013	10.73	11.36	225,738	2,563,544	1.34	0.60	0.60	6.99	21.68

FS-83

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Franklin Templeton:
Global Inc.
2017	16.41	27.00	280,602	7,009,199	-	0.45	0.60	1.32	1.47
2016	16.17	26.65	293,165	7,575,335	-	0.45	0.60	2.32	2.48
2015	15.78	26.05	473,355	12,172,560	8.16	0.45	0.60	(4.88)	(1.07)
2014	27.38	27.39	519,959	14,237,861	4.71	0.60	0.60	1.23	1.23
2013	27.05	27.06	360,288	9,746,202	4.81	0.60	0.60	1.02	1.02

MFS:
Utilities IC
2017	32.39	47.06	43,035	1,947,527	4.44	0.45	0.60	14.15	14.32
2016	28.33	41.22	48,189	1,957,787	3.86	0.45	0.60	7.53	10.81
2015	37.20	37.23	45,862	1,706,350	4.01	0.60	0.60	(15.03)	(15.03)
2014	43.78	43.81	60,651	2,655,719	2.25	0.60	0.60	12.06	12.06
2013	39.07	39.10	48,573	1,897,978	2.52	0.60	0.60	19.80	19.80

Research
2017	17.47	17.89	216,807	3,872,008	1.83	0.45	0.60	27.53	27.72
2016	13.68	14.03	231,909	3,251,945	1.17	0.45	0.60	(1.29)	(1.15)
2015	13.83	14.21	456,893	6,491,776	1.85	0.45	0.60	(8.57)	(3.28)
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Summit:
S&P 500
2017	153.18	172.10	13,835	2,361,955	1.43	0.45	0.60	20.74	20.92
2016	126.68	142.54	14,746	2,135,516	1.38	0.45	0.60	10.91	18.42
2015	128.51	146.09	13,777	1,803,627	0.17	0.60	0.60	0.37	0.37
2014	128.03	145.54	15,053	1,968,682	2.54	0.60	0.60	12.54	12.54
2013	113.77	129.33	5,179	612,041	3.00	0.60	0.60	16.66	31.09

EAFE Intl.
2017	95.62	103.08	8,254	825,992	2.16	0.45	0.60	24.02	24.20
2016	76.99	83.12	9,693	800,879	2.84	0.45	0.60	(0.14)	3.08
2015	83.23	83.23	10,865	904,346	0.24	0.60	0.60	(2.22)	(2.22)
2014	85.10	85.12	11,218	954,704	2.22	0.60	0.60	(6.99)	(6.99)
2013	91.50	91.51	18,760	1,716,581	4.10	0.60	0.60	20.02	20.02

FS-84

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
S&P MidCap
2017	148.47	148.47	3,746	556,212	0.68	0.60	0.60	15.20	15.20
2016	128.88	128.88	4,486	578,094	0.58	0.60	0.60	19.55	19.55
2015	107.80	107.80	3,823	412,139	0.09	0.60	0.60	(3.26)	(3.26)
2014	111.44	111.44	4,097	456,522	0.97	0.60	0.60	8.60	8.60
2013	102.61	102.61	4,719	484,189	1.00	0.60	0.60	32.03	32.03

Growth
2017	19.56	19.57	421,297	8,242,407	1.16	0.45	0.60	16.23	16.40
2016	16.81	16.83	430,567	7,246,772	-	0.45	0.60	4.93	5.09
2015	16.00	16.04	441,449	7,080,335	1.20	0.45	0.60	(4.09)	(0.82)
2014	16.72	16.72	413,195	6,910,390	1.42	0.60	0.60	4.98	4.98
2013	15.93	15.93	158,659	2,527,548	1.57	0.60	0.60	4.53	4.53

Mod. Growth
2017	19.17	19.40	323,433	6,271,051	1.17	0.45	0.60	13.87	14.04
2016	16.81	17.04	332,650	5,663,819	0.13	0.45	0.60	6.14	6.30
2015	15.81	16.05	318,598	5,113,179	0.97	0.45	0.60	(2.87)	(2.51)
2014	16.53	16.53	308,039	5,090,361	1.35	0.60	0.60	6.35	6.35
2013	15.54	15.54	172,817	2,685,271	1.86	0.60	0.60	2.43	2.43

Moderate
2017	18.72	18.86	679,182	12,804,396	1.31	0.45	0.60	11.49	11.66
2016	16.76	16.92	708,396	11,977,902	0.03	0.45	0.60	5.97	6.13
2015	15.80	15.96	644,810	10,287,060	1.43	0.45	0.60	(1.81)	(0.75)
2014	16.21	16.26	572,133	9,301,491	1.72	0.60	0.60	1.91	6.69
2013	15.24	15.24	42,212	643,257	1.33	0.60	0.60	1.05	1.05

Russell Small Cap
2017	95.69	95.87	13,282	1,287,508	0.85	0.45	0.60	13.69	13.86
2016	84.20	96.75	7,753	697,000	1.51	0.45	0.60	8.43	20.20
2015	80.49	80.49	1,176	94,694	0.16	0.60	0.60	(5.76)	(5.76)
2014	85.41	85.41	1,125	96,066	0.58	0.60	0.60	6.91	6.91
2013	-	-	-	-	-	-	-	-	-

T. Rowe:
Blue Chip
2017	29.92	31.26	427,240	12,878,262	-	0.45	0.60	35.36	35.56
2016	22.11	23.06	482,915	10,733,261	-	0.45	0.60	0.18	0.33
2015	22.07	22.98	620,211	13,693,525	-	0.45	0.60	5.16	10.39
2014	19.99	20.00	650,742	13,008,514	-	0.60	0.60	8.52	8.52
2013	18.42	18.43	758,565	13,973,817	0.03	0.60	0.60	40.31	40.31

FS-85

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Morgan Stanley:
Emerging Markets
2017	17.68	24.00	509,466	11,426,052	0.72	0.45	0.60	34.26	34.46
2016	13.15	17.88	383,410	6,640,815	0.47	0.45	0.60	6.10	6.26
2015	12.38	16.85	487,135	8,173,331	0.80	0.45	0.60	(11.22)	(4.78)
2014	18.98	18.98	504,300	9,571,114	0.40	0.60	0.60	(5.06)	(5.06)
2013	19.99	19.99	360,887	7,214,282	1.13	0.60	0.60	(1.62)	(1.62)

DFA:
Bond
2017	11.18	12.21	919,948	10,670,170	2.55	0.45	0.60	1.50	1.66
2016	11.00	12.03	485,410	5,730,581	1.76	0.45	0.60	1.12	1.27
2015	10.86	11.89	400,284	4,747,164	1.66	0.45	0.60	(0.52)	0.94
2014	11.78	11.78	344,204	4,055,417	2.35	0.60	0.60	2.27	2.27
2013	11.52	11.52	279,967	3,225,333	0.50	0.60	0.60	(0.94)	(0.94)

Small
2017	15.99	19.24	343,563	5,970,226	3.45	0.45	0.60	29.17	29.37
2016	12.36	14.90	199,584	2,859,842	2.57	0.45	0.60	5.60	5.76
2015	11.69	14.11	172,972	2,427,763	2.09	0.45	0.60	5.18	6.75
2014	13.41	13.41	175,504	2,353,940	2.19	0.60	0.60	(6.34)	(6.34)
2013	14.32	14.32	155,101	2,221,108	2.86	0.60	0.60	26.31	26.31

Value
2017	14.83	16.52	989,880	15,819,746	3.27	0.45	0.60	25.06	25.25
2016	11.84	13.21	832,693	10,871,359	3.73	0.45	0.60	8.46	8.62
2015	10.90	12.18	620,724	7,545,171	3.25	0.45	0.60	(7.52)	4.82
2014	13.17	13.17	537,355	7,075,601	4.44	0.60	0.60	(7.71)	(7.71)
2013	14.27	14.27	364,306	5,197,886	2.72	0.60	0.60	20.93	20.93

Fixed
2017	10.14	10.27	996,447	10,149,544	1.22	0.45	0.60	0.23	0.38
2016	10.12	10.23	779,836	7,898,224	0.56	0.45	0.60	0.19	0.34
2015	10.10	10.20	1,245,714	12,581,906	0.32	0.45	0.60	(0.30)	(0.21)
2014	10.13	10.13	1,175,977	11,910,540	0.23	0.60	0.60	(0.45)	(0.45)
2013	10.17	10.17	733,091	7,458,517	0.37	0.60	0.60	(0.34)	(0.34)

Large
2017	31.09	35.82	424,389	14,032,119	2.35	0.45	0.60	18.37	18.55
2016	26.23	30.26	282,960	8,191,175	2.34	0.45	0.60	18.16	18.34
2015	22.16	25.61	223,936	5,713,440	2.36	0.45	0.60	(3.98)	7.22
2014	26.67	26.67	177,711	4,739,439	1.94	0.60	0.60	8.43	8.43
2013	24.60	24.60	154,629	3,803,121	1.64	0.60	0.60	39.98	39.98

FS-86

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
DFA, continued:
Targeted
2017	23.96	25.50	282,806	6,912,141	1.60	0.45	0.60	9.11	9.28
2016	21.93	23.37	155,400	3,602,368	1.30	0.45	0.60	26.73	26.92
2015	17.28	18.44	126,017	2,322,795	1.32	0.45	0.60	(5.79)	(3.67)
2014	19.57	19.57	128,858	2,522,235	0.86	0.60	0.60	3.09	3.09
2013	18.99	18.99	135,713	2,576,849	0.89	0.60	0.60	43.76	43.76

Global
2017	13.31	13.32	130,369	1,736,395	3.83	0.45	0.60	13.88	14.05
2016	11.68	11.69	23,144	270,312	1.65	0.45	0.60	2.39	2.51
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

FS-87

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2017	2016
Calvert:
Balanced
Units issued	38,580	117,889
Units redeemed	(133,885)	(192,052)
Net increase(decrease)	(95,305)	(74,163)

Mid Cap
Units issued	-	-
Units redeemed	(427)	(209)
Net increase(decrease)	(427)	(209)

Scudder:
Small Cap
Units issued	210	3,047
Units redeemed	(144)	(19,065)
Net increase(decrease)	66	(16,018)

Small Mid Value
Units issued	25,492	18,659
Units redeemed	(25,191)	(29,429)
Net increase(decrease)	301	(10,770)

Thematic
Units issued	57,558	72,214
Units redeemed	(54,460)	(78,570)
Net increase(decrease)	3,098	(6,356)

Growth
Units issued	3,569	2,393
Units redeemed	(1,911)	(6,923)
Net increase(decrease)	1,658	(4,530)

Fidelity:
Overseas IC
Units issued	78,446	88,931
Units redeemed	(82,616)	(76,224)
Net increase(decrease)	(4,170)	12,707

Inv. Grade Bond IC
Units issued	3,085,725	3,027,884
Units redeemed	(3,090,344)	(2,904,244)
Net increase(decrease)	(4,619)	123,640

FS-88

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
Fidelity, continued:
Equity Income IC
Units issued	3,094	9,617
Units redeemed	(8,468)	(5,431)
Net increase(decrease)	(5,374)	4,186

Growth IC
Units issued	30,602	30,131
Units redeemed	(30,240)	(38,835)
Net increase(decrease)	362	(8,704)

High Income IC
Units issued	329,357	693,208
Units redeemed	(449,464)	(985,634)
Net increase(decrease)	(120,107)	(292,426)

High Income SC
Units issued	-	1,092
Units redeemed	(166)	(1,058)
Net increase(decrease)	(166)	34

Contrafund IC
Units issued	88,117	112,994
Units redeemed	(112,799)	(126,725)
Net increase(decrease)	(24,682)	(13,731)

Contrafund SC
Units issued	2,584	1,226
Units redeemed	(4,333)	(13,824)
Net increase(decrease)	(1,749)	(12,598)

Mid Cap IC
Units issued	40,791	51,702
Units redeemed	(53,302)	(62,541)
Net increase(decrease)	(12,511)	(10,839)

Mid Cap SC
Units issued	973	-
Units redeemed	(2,023)	(1,154)
Net increase(decrease)	(1,050)	(1,154)

FS-89

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
Fidelity, continued:
Strategic
Units issued	1,722,492	1,776,282
Units redeemed	(1,667,280)	(1,681,638)
Net increase(decrease)	55,212	94,644

Money Market
Units issued	25,183,814	29,932,606
Units redeemed	(29,327,103)	(13,276,171)
Net increase(decrease)	(4,143,289)	16,656,435

AIM:
Dividend
Units issued	2,045	1,664
Units redeemed	(1,122)	(28,461)
Net increase(decrease)	923	(26,797)

Health
Units issued	283	1,213
Units redeemed	(1,071)	(6,481)
Net increase(decrease)	(788)	(5,268)

Technology
Units issued	2,844	472
Units redeemed	(1,350)	(4,769)
Net increase(decrease)	1,494	(4,297)

Intl. Growth
Units issued	20,417	152,005
Units redeemed	(26,603)	(251,145)
Net increase(decrease)	(6,186)	(99,140)

Franchise
Units issued	1,311	1,144
Units redeemed	(696)	(1,516)
Net increase(decrease)	615	(372)

Janus:
Growth
Units issued	-	-
Units redeemed	(1)	(128)
Net increase(decrease)	(1)	(128)

FS-90

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
Neuberger Berman:
Mid-Cap
Units issued	576	514
Units redeemed	(1,843)	(4,856)
Net increase(decrease)	(1,267)	(4,342)

Bond
Units issued	-	1,195
Units redeemed	(424)	(379)
Net increase(decrease)	(424)	816

Partners
Units issued	15,117	21,744
Units redeemed	(16,443)	(11,778)
Net increase(decrease)	(1,326)	9,966

Regency
Units issued	4,316	12,129
Units redeemed	(2,121)	(19,289)
Net increase(decrease)	2,195	(7,160)

Rydex:
Nova
Units issued	130,006	150,879
Units redeemed	(133,731)	(157,839)
Net increase(decrease)	(3,725)	(6,960)

NASDAQ
Units issued	107,668	89,360
Units redeemed	(106,019)	(110,507)
Net increase(decrease)	1,649	(21,147)

Precious Metals
Units issued	386,334	579,862
Units redeemed	(312,143)	(596,157)
Net increase(decrease)	74,191	(16,295)

Inv. S&P 500
Units issued	420,511	396,397
Units redeemed	(653,834)	(755,069)
Net increase(decrease)	(233,323)	(358,672)

FS-91

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
Rydex, continued:
Gov. Long Bond
Units issued	81,341	47,673
Units redeemed	(74,674)	(45,729)
Net increase(decrease)	6,667	1,944

Inverse NASDAQ
Units issued	119,383	147,813
Units redeemed	(195,386)	(69,097)
Net increase(decrease)	(76,003)	78,716

Inv. Long Bond
Units issued	139,694	66,833
Units redeemed	(138,598)	(70,651)
Net increase(decrease)	1,096	(3,818)

Russell
Units issued	8,628	23,715
Units redeemed	(13,293)	(29,389)
Net increase(decrease)	(4,665)	(5,674)

Sector Rotation
Units issued	155,131	11,815
Units redeemed	(100,452)	(40,402)
Net increase(decrease)	54,679	(28,587)

Third Avenue:
Value
Units issued	8,000	16,378
Units redeemed	(22,310)	(26,560)
Net increase(decrease)	(14,310)	(10,182)

Vanguard:
Equity Index
Units issued	1,151,654	935,406
Units redeemed	(1,090,334)	(836,710)
Net increase(decrease)	61,320	98,696

Total Bond
Units issued	4,531,282	4,212,175
Units redeemed	(4,071,696)	(4,183,454)
Net increase(decrease)	459,586	28,721

FS-92

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
Vanguard, continued:
REIT Index
Units issued	879,113	769,762
Units redeemed	(805,359)	(743,173)
Net increase(decrease)	73,754	26,589

Mid-Cap
Units acquired	587,225	533,216
Units disposed	(554,709)	(515,341)
Net increase(decrease)	32,516	17,875

Stock Market Index
Units acquired	128,675	81,479
Units disposed	(68,066)	(69,791)
Net increase(decrease)	60,609	11,688

Conservative
Units acquired	26,728	10,545
Units disposed	(1,853)	(4,558)
Net increase(decrease)	24,875	5,987

Moderate
Units acquired	29,636	20,890
Units disposed	(5,797)	(2,961)
Net increase(decrease)	23,839	17,929

Short-Term
Units acquired	1,705,107	371,319
Units disposed	(895,558)	(160,571)
Net increase(decrease)	809,549	210,748

Equity Income
Units acquired	192,776	204,518
Units disposed	(204,497)	(200,862)
Net increase(decrease)	(11,721)	3,656

Growth
Units acquired	124,812	106,297
Units disposed	(126,846)	(143,853)
Net increase(decrease)	(2,034)	(37,556)

FS-93

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
Vanguard, continued:
High Yield Bond
Units acquired	1,340,383	879,218
Units disposed	(1,245,616)	(587,231)
Net increase(decrease)	94,767	291,987

Balanced
Units acquired	248,963	261,529
Units disposed	(241,125)	(242,949)
Net increase(decrease)	7,838	18,580

International
Units acquired	494,606	329,419
Units disposed	(377,797)	(388,447)
Net increase(decrease)	116,809	(59,028)

Diversified
Units acquired	826,424	1,037,499
Units disposed	(884,450)	(1,093,333)
Net increase(decrease)	(58,026)	(55,834)

Small Company Growth
Units acquired	290,667	288,512
Units disposed	(294,132)	(270,144)
Net increase(decrease)	(3,465)	18,368

Wells Fargo:
Discovery
Units acquired	13	17
Units disposed	(1,512)	(4,639)
Net increase(decrease)	(1,499)	(4,622)

Opportunity
Units acquired	548	552
Units disposed	(1,688)	(745)
Net increase(decrease)	(1,140)	(193)

ProFunds:
Bull
Units acquired	1,505	72,656
Units disposed	(11,953)	(116,937)
Net increase(decrease)	(10,448)	(44,281)

FS-94

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
Profunds, continued:
Europe
Units acquired	-	368
Units disposed	-	(933)
Net increase(decrease)	-	(565)

Mid-Cap
Units acquired	188	222
Units disposed	(112)	(398)
Net increase(decrease)	76	(176)

NASDAQ-100
Units acquired	2,004	356
Units disposed	(2,004)	(1,815)
Net increase(decrease)	-	(1,459)

Small-Cap
Units acquired	1,590	368
Units disposed	-	(368)
Net increase(decrease)	1,590	-

Small-Cap Value
Units acquired	121	698
Units disposed	(121)	(1,470)
Net increase(decrease)	-	(772)

Classic Dow
Units acquired	298	493
Units disposed	(298)	(2,511)
Net increase(decrease)	-	(2,018)

Bear
Units acquired	4,233	51,568
Units disposed	(12,013)	(55,053)
Net increase(decrease)	(7,780)	(3,485)

Short NASDAQ
Units acquired	14,735	15,710
Units disposed	(18,152)	(12,877)
Net increase(decrease)	(3,417)	2,833

FS-95

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
Profunds, continued:
Short Small-Cap
Units acquired	-	2,856
Units disposed	-	(2,856)
Net increase(decrease)	-	-

Short Dow
Units acquired	1,086	931
Units disposed	(1,796)	-
Net increase(decrease)	(710)	931

UltraMid
Units acquired	1,835	349
Units disposed	(1,765)	(562)
Net increase(decrease)	70	(213)

UltraOTC
Units acquired	1,685	162
Units disposed	(1,996)	-
Net increase(decrease)	(311)	162

UltraSmall
Units acquired	2,610	332
Units disposed	(2,356)	(867)
Net increase(decrease)	254	(535)

UltraBull
Units acquired	1,680	6,496
Units disposed	(4,993)	(3,183)
Net increase(decrease)	(3,313)	3,313

U.S. Gov. Plus
Units acquired	1,672	3,244
Units disposed	(2,801)	(3,622)
Net increase(decrease)	(1,129)	(378)

Opportunity
Units acquired	6,280	34,588
Units disposed	(5,919)	(35,704)
Net increase(decrease)	361	(1,116)

FS-96

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
Profunds, continued:
Oil & Gas
Units acquired	624	745
Units disposed	(624)	(745)
Net increase(decrease)	-	-

Precious Metals
Units acquired	9,618	8,796
Units disposed	(10,998)	(11,481)
Net increase(decrease)	(1,380)	(2,685)

Real Estate
Units acquired	497	621
Units disposed	(497)	(909)
Net increase(decrease)	-	(288)

High Yield
Units acquired	1,067	-
Units disposed	(385)	(447)
Net increase(decrease)	682	(447)

Money Market
Units acquired	530,931	6,571,655
Units disposed	(892,010)	(6,736,610)
Net increase(decrease)	(361,079)	(164,955)

Pimco:
Commodity
Units acquired	369,175	310,396
Units disposed	(598,066)	(318,988)
Net increase(decrease)	(228,891)	(8,592)

Total Return
Units acquired	511,113	391,363
Units disposed	(338,561)	(530,313)
Net increase(decrease)	172,552	(138,950)

Low Duration
Units acquired	-	-
Units disposed	(15,009)	(49,390)
Net increase(decrease)	(15,009)	(49,390)

FS-97

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
American Century:
Mid Cap
Units acquired	75,021	86,653
Units disposed	(73,526)	(63,661)
Net increase(decrease)	1,495	22,992

International
Units acquired	236,594	234,333
Units disposed	(257,340)	(248,152)
Net increase(decrease)	(20,746)	(13,819)

Franklin Templeton:
Global Inc.
Units acquired	407,095	592,104
Units disposed	(419,658)	(772,294)
Net increase(decrease)	(12,563)	(180,190)

MFS:
Utilities IC
Units acquired	11,433	15,128
Units disposed	(16,587)	(12,801)
Net increase(decrease)	(5,154)	2,327

Research
Units acquired	809,260	1,070,157
Units disposed	(824,362)	(1,295,141)
Net increase(decrease)	(15,102)	(224,984)

Summit:
S&P 500
Units acquired	7,129	10,068
Units disposed	(8,040)	(9,099)
Net increase(decrease)	(911)	969

EAFE Intl.
Units acquired	4,156	6,134
Units disposed	(5,595)	(7,306)
Net increase(decrease)	(1,439)	(1,172)

S&P MidCap
Units acquired	257	1,126
Units disposed	(997)	(463)
Net increase(decrease)	(740)	663

FS-98

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
Summit, continued:
Growth
Units acquired	172,391	196,198
Units disposed	(181,661)	(207,080)
Net increase(decrease)	(9,270)	(10,882)

Mod. Growth
Units acquired	44,845	72,442
Units disposed	(54,062)	(58,390)
Net increase(decrease)	(9,217)	14,052

Moderate
Units acquired	2,058,392	2,126,123
Units disposed	(2,087,606)	(2,062,537)
Net increase(decrease)	(29,214)	63,586

Russell Small Cap
Units acquired	12,293	9,578
Units disposed	(6,764)	(3,001)
Net increase(decrease)	5,529	6,577

T. Rowe:
Blue Chip
Units acquired	662,190	904,567
Units disposed	(717,865)	(1,041,863)
Net increase(decrease)	(55,675)	(137,296)

Morgan Stanley:
Emerging Markets
Units acquired	862,584	868,207
Units disposed	(736,528)	(971,932)
Net increase(decrease)	126,056	(103,725)

DFA:
Bond
Units acquired	766,981	326,374
Units disposed	(332,443)	(241,248)
Net increase(decrease)	434,538	85,126

Small
Units acquired	243,708	99,913
Units disposed	(99,729)	(73,301)
Net increase(decrease)	143,979	26,612

FS-99

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
DFA, continued:
Value
Units acquired	2,233,040	2,101,326
Units disposed	(2,075,853)	(1,889,357)
Net increase(decrease)	157,187	211,969

Fixed
Units acquired	1,277,651	1,473,774
Units disposed	(1,061,040)	(1,939,652)
Net increase(decrease)	216,611	(465,878)

Large
Units acquired	375,449	190,261
Units disposed	(234,020)	(131,237)
Net increase(decrease)	141,429	59,024

Targeted
Units acquired	279,484	146,947
Units disposed	(152,078)	(117,564)
Net increase(decrease)	127,406	29,383

Global
Units acquired	178,299	23,198
Units disposed	(71,074)	(54)
Net increase(decrease)	107,225	23,144

FS-100

AMERITAS LIFE INSURANCE CORP.

_________________________

STATUTORY BASIS FINANCIAL STATEMENTS AS OF
DECEMBER 31, 2017 AND 2016 AND FOR EACH OF THE
THREE YEARS IN THE PERIOD ENDED DECEMBER 31, 2017
SUPPLEMENTAL SCHEDULES AS OF AND FOR THE
YEAR ENDED DECEMBER 31, 2017
AND INDEPENDENT AUDITORS’ REPORTS

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statutory basis financial statements of Ameritas Life Insurance Corp. (the "Company"), a wholly-owned subsidiary of Ameritas Holding Company, which is a wholly-owned subsidiary of Ameritas Mutual Holding Company, which comprise the balance sheets - statutory basis as of December 31, 2017 and 2016, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2017, and the related notes to the statutory basis financial statements.
Management's Responsibility for the Statutory Basis Financial Statements
Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
Auditors' Responsibility
Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
As described in Note 1 to the statutory basis financial statements, the statutory basis financial statements are prepared by Ameritas Life Insurance Corp. using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska.

The effects on the statutory basis financial statements of the variances between the statutory basis of accounting described in Note 1 to the statutory basis financial statements and accounting principles generally accepted in the United States of America are described in Note 20 to the statutory basis financial statements.
Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2017 and 2016, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2017.
Opinion on Statutory Basis of Accounting
In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Ameritas Life Insurance Corp. as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska as described in Note 1 to the statutory basis financial statements.

/s/ Deloitte & Touche LLP

Omaha, Nebraska
March 23, 2018

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2017	2016
Bonds	$8,564,489	$8,421,920
Preferred stocks	7,307	10,430
Common stocks	566,840	520,455
Mortgage loans	1,798,793	1,666,517
Real estate:
Properties occupied by the company	43,581	43,073
Properties held for the production of income	5,960	4,976
Properties held for sale	6,166	11,402
Cash, cash equivalents, and short-term investments	203,940	203,219
Loans on insurance contracts	542,635	533,808
Other investments	416,556	351,295
Total Cash and Invested Assets	12,156,267	11,767,095

Investment income due and accrued	108,490	105,385
Deferred and uncollected premiums	106,605	101,826
Federal income tax recoverable	21,677	25,655
Net deferred income tax asset	61,443	108,079
Funds held under coinsurance - affiliate	43,700	44,482
Other admitted assets	141,953	140,050
Separate account assets	7,436,334	6,404,013
Total Admitted Assets	$20,076,469	$18,696,585

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$9,398,742	$9,233,947
Deposit-type funds	962,590	878,611
Reserves for unpaid claims	92,221	107,058
Dividends payable to policyholders	36,362	40,341
Interest maintenance reserve	79,400	85,346
Accrued commissions, expenses and insurance taxes	104,938	104,760
Accrued separate account transfers	(38,060)	(54,933)
Asset valuation reserve	174,346	157,821
Other liabilities	274,013	255,555
Separate account liabilities	7,436,334	6,404,013
Total Liabilities	18,520,886	17,212,519

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	431,449	431,449
Surplus notes	49,923	49,915
Special surplus - Affordable Care Act fee assessment	13,930	—
Unassigned surplus	1,057,781	1,000,202
Total Capital and Surplus	1,555,583	1,484,066
Total Liabilities, Capital and Surplus	$20,076,469	$18,696,585

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2017	2016	2015
Premiums and Other Revenue
Premium income, net	$2,726,150	$4,423,079	$3,445,407
Net investment income	503,076	488,205	439,338
Commissions and expense allowances on reinsurance ceded	23,218	23,509	21,648
Modco reinsurance adjustment – affiliate	8,054	(1,282)	(20,347)
Income from fees associated with separate accounts	68,396	53,993	52,491
Separate account reserve transfers assumed	377,308	130,195	—
Miscellaneous income	39,493	30,660	25,958
Total Premiums and Other Revenue	3,745,695	5,148,359	3,964,495

Expenses
Benefits to policyholders	2,944,371	2,468,060	2,071,886
Modco reinsurance adjustment	(71,474)	1,936,441	—
Change in reserves for life, accident and health policies	164,795	373,669	1,486,834
Commissions	161,968	219,744	186,872
General insurance expenses	395,670	380,408	357,309
Taxes, licenses and fees	43,042	55,978	51,747
Net transfers from separate accounts	(14,153)	(323,411)	(277,902)
Total Expenses	3,624,219	5,110,889	3,876,746

Gain from Operations before Dividends, Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	121,476	37,470	87,749
Dividends to policyholders	34,062	38,231	43,133
Gain (Loss) from Operations before Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	87,414	(761)	44,616
Federal income tax expense (benefit)	(6,959)	7,705	64,224
Gain (Loss) from Operations before Net Realized Capital Gains	94,373	(8,466)	(19,608)
Net realized capital gains, net of taxes	11,939	3,670	9,954
Net Income (Loss)	106,312	(4,796)	(9,654)

Surplus notes
Surplus notes amortization	8	9	9
Additional paid in capital
Change in capital related to merger	—	(30,587)	—
Unassigned surplus
Change in unrealized gains (losses), net of tax	37,824	1,013	(65,246)
Change in net deferred income taxes	(100,357)	30,251	45,924
Change in non-admitted assets	61,998	(21,068)	(60,416)
Change in asset valuation reserve	(16,525)	(3,570)	(3,679)
Change in unrecognized actuarial losses on pension, net of tax	(2,644)	(60)	1,572
Deferred reinsurance gain, net	—	651	—
Dividends paid to common stockholder	(15,000)	(20,000)	(20,000)
Other	(99)	2	2
Net Change in Capital and Surplus	71,517	(48,155)	(111,488)

Capital and Surplus at the Beginning of the Year	1,484,066	1,532,221	1,643,709
Capital and Surplus at the End of Year	$1,555,583	$1,484,066	$1,532,221

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2017	2016	2015
OPERATING ACTIVITIES
Premium collected net of reinsurance	$2,523,348	$2,276,112	$2,276,872
Net investment income received	492,879	471,836	422,114
Miscellaneous income	135,212	100,401	98,953
Benefits paid to policyholders	(2,303,032)	(2,186,640)	(2,046,765)
Net transfers from separate accounts	31,025	329,873	289,731
Commissions, expenses and taxes paid	(612,440)	(656,069)	(563,249)
Dividends paid to policyholders	(38,040)	(39,450)	(24,178)
Federal income taxes paid	(16,445)	(107,516)	(51,220)
Net Cash from Operating Activities	212,507	188,547	402,258

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	1,698,218	1,654,965	1,518,269
Cost of investments acquired	(1,970,726)	(1,849,105)	(1,900,557)
Net change in loans on insurance contracts	(9,592)	(12,199)	(15,499)
Net Cash from Investing Activities	(282,100)	(206,339)	(397,787)

FINANCING AND MISCELLANEOUS ACTIVITIES
Borrowed money	132	790	1,261
Change in deposit-type funds	83,980	1,156	96,493
Dividends to common stockholder	(15,000)	(20,000)	(20,000)
Other miscellaneous, net	1,202	(1,213)	(153)
Net Cash from Financing and Miscellaneous Activities	70,314	(19,267)	77,601

Net Change in Cash, Cash Equivalents and Short-Term Investments	721	(37,059)	82,072

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	203,219	240,278	158,206

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$203,940	$203,219	$240,278

Non-cash transactions from investing and financing activities:
Conversion of mortgage loans to real estate	$2,170	$6,649	$2,587
Conversion of other investment to real estate – affiliate (Note 5)	—	—	4,970
Recognized commitments for low income housing investments (Note 3)	—	5,000	37,009
Stock dissolution of affiliates related to merger - (Notes 1 & 2)	—	28,954	—
Conversion of common stock to other investment related to merger
- affiliate (Note 1)	—	1,633	—
Exchanges of bonds and stocks	59,164	16,731	—
Bonds converted to stocks	2,899	1,060	—
Acquisition of stock from alternative partnerships	691	—	—
Initial bonds acquired due to coinsurance/modified coinsurance
transaction (Note 14)	—	102,632	—
Initial liability for deposit-type contracts due to coinsurance/modified
coinsurance transaction (Note 14)	—	(18,646)	—
Initial bonds acquired due to coinsurance (Note 14)	—	—	1,044,000
Initial policy loans acquired due to coinsurance (Note 14)	—	—	165,295
Initial liability for deposit-type contracts due to coinsurance (Note 14)	—	—	(90,179)
Initial investment income accrued due to coinsurance (Note 14)	—	—	12,476

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2017, 2016 and 2015
(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations
Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc (AIP), an advisor providing investment management services to the Company.

The Company wholly-owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary, Calvert Investments, Inc. (Calvert), a provider of investment and administrative services, Ameritas Investment Corp. (AIC), a broker dealer, Custom Insurance Solutions, LLC, (CISL), a general insurance agency (prior to May 31, 2017), Griffin Realty LLC (Griffin), a limited liability company that purchased certain owned real estate and commercial loans from a previously affiliated company, and Milford Realty LLC (Milford), a limited liability company with one real estate property contributed (prior to August 31, 2017). Effective May 31, 2017, CISL was dissolved with net assets distributed to the Company. Effective August 31, 2017, and after selling the real estate property to an outside party, Milford was dissolved.

The Company has established three Closed Blocks of policies: on October 1, 1998, on July 1, 2005, and on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies, for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of policies included in each block until the respective block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension and retirement contracts. The Company and its subsidiaries operate in 49 states and the District of Columbia.

Basis of Presentation
The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska (the Department).

Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP).

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI).

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Investments
Under NAIC SAP, investments in bonds and SVO identified investments are reported at the lower of amortized cost or fair value based on their NAIC rating, and any adjustments to fair value are reported directly in surplus. Changes in the value of bonds up to amortized cost that are assigned a rating of 6 by the NAIC are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated at purchase as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Investments in unaffiliated common stocks are carried at fair value. Changes in the value of common stocks are reported as a change in net unrealized gains or losses on investments, a component of unassigned surplus. Under GAAP, investments in unaffiliated common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Investments in limited partnerships, limited liability companies, and joint venture investments are accounted for on the GAAP equity method for NAIC SAP, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

Under NAIC SAP, investments in low income housing tax credits are carried under amortized cost method. Under GAAP, such investments are accounted for under the equity method or the proportional amortization method, depending upon the characteristics of such investments.

Under NAIC SAP, valuation allowances are established through the asset valuation reserve (AVR) for mortgage loans based on factors applied to different categories of loans based on payment history and type of underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss as losses are estimated to have occurred. Loan losses are charged against the allowance when management believes the uncollectibility of the loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

Under NAIC SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the interest maintenance reserve (IMR) in the accompanying Balance Sheets – Statutory Basis. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under NAIC SAP, an AVR is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. An AVR is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the statement of income on a pre-tax basis in the period the asset giving rise to the gain or loss is sold. Under NAIC SAP, prepayment penalties and acceleration fees, as it relates to callable debt features, are reported in investment income as the difference between the total proceeds received less investment par value. The capital gains and losses, upon disposal, is the difference between book adjusted carrying value (BACV) and par value. Under GAAP, prepayment penalties, acceleration fees, and capital gains and losses, upon disposal, are all reported in investment income as the difference between the total proceeds received less BACV.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value and the effective and ineffective portions of a single hedge are accounted for separately. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. The ineffective portion of all changes in fair value is recorded in income. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Deferred Policy Acquisition Costs and Intangible Assets
Under NAIC SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance and certain long duration accident and health, to the extent associated with successful sales and recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent associated with successful sales and recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, identifiable intangible assets are not recorded. Under GAAP, identifiable intangible assets primarily consist of the amortized value of business acquired (VOBA), value of distribution acquired (VODA), value of customer relationships acquired (VOCRA), and non-competition agreements acquired in subsidiary and business block acquisitions. VOBA is being amortized in proportion to the policy renewal period. VOCRA is amortized in relation to customer persistency. The non-compete agreements and VODA are amortized based on the duration of the commercial agreement.

Unearned Revenue
Under NAIC SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

Non-admitted Assets
Under NAIC SAP, certain assets designated as non-admitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

Universal Life and Annuity Policies
Under NAIC SAP, revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts are considered deposits and are recorded as interest-bearing liabilities while interest credited to account values and benefits in excess of the policyholder account balance are recognized as expenses.

Reserves for Life, Accident and Health Policies
Under NAIC SAP, certain policy reserves are calculated based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. NAIC SAP policy reserves generally differ from policy reserves under GAAP, which are based on the Company's best estimates of mortality, interest and withdrawals.

Policyholder Dividends
Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

Reinsurance
Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, i.e., limits or diminishes the transfer of risk by the ceding company to the reinsurer, the agreement shall be accounted for as deposit accounting. In addition, any contractual feature that delays timely reimbursement violates the conditions of reinsurance accounting. Under NAIC SAP, a reinsurance treaty covering contracts that does transfer all of the significant risk inherent in the business being reinsured (e.g., lapse, credit quality, reinvestment or disintermediation risk) qualifies for reinsurance accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. To qualify for risk transfer and, therefore, be accounted for as reinsurance under GAAP, an evaluation must be made to determine whether the contract indemnifies against insurance risk, specifically mortality or morbidity risk. Even if mortality and morbidity risk is present in the contract, to qualify for transfer of risk under GAAP, there must also be a reasonable possibility that the reinsurer may realize significant loss from assuming the mortality or morbidity risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required. Under deposit accounting, assets received by the assuming entity are offset in the balance sheet by recording a liability. The initial obligation is based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Deposit assets and liabilities are reported on a gross basis, unless the right of offset exists. There is no initial impact on the income statement from the recording of the transaction under deposit accounting.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Certain reinsurance agreements which receive reinsurance accounting treatment under NAIC SAP qualify as business combinations under GAAP. Under GAAP, a business combination occurs when an entity obtains control of acquired activities and assets which meet the definition of a business. In a transaction qualifying as a business combination under GAAP, all acquired assets and liabilities, including identifiable intangible assets and goodwill, are measured and recorded at fair value as of the date of acquisition. Under GAAP, reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Under NAIC SAP, commission allowances by reinsurers on business ceded are reported as other revenue when received. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs to the extent they qualify for the deferral otherwise non-deferred amounts are netted against expenses.

Employee Benefits
Under NAIC SAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus. The prepaid asset that results from an excess of the fair value of plan assets over the pension obligation is recorded as a non-admitted asset. Actuarial gains and losses and prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. In addition, actuarial gains and losses and prior service costs are recorded as a component of other comprehensive income, net of tax.

Federal Income Taxes
NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Under NAIC SAP, deferred taxes are recorded in surplus. Under GAAP, tax expense includes both current and deferred taxes. Both NAIC SAP and GAAP require a valuation allowance to reduce deferred tax assets to the amount which is more likely than not to be realized. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Surplus Notes
Surplus notes are reported as surplus under NAIC SAP, and would be reported as a liability under GAAP. Under NAIC SAP, interest cannot be accrued until written approval has been received from the Department. Under GAAP, interest would be accrued when incurred.

Cash, Cash Equivalents and Short-Term Investments
Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less. Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Comprehensive Income
Comprehensive income and its components are not presented under NAIC SAP.

Goodwill
Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and annually analyzed for impairment which would be reported as a recognized loss into earnings.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Significant statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans and SVO identified investments are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The change in the carrying value is generally recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $150,530 and $169,613 at December 31, 2017 and 2016, respectively. The Federal Home Loan Bank (FHLB) common stock is carried at cost.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and written down if impaired.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties. The single real estate property held within Milford, which was sold on July 14, 2017, was classified in the Balance Sheets - Statutory Basis as real estate held for sale and its recorded carrying amount was $3,589 at December 31, 2016.

The Company financed a ten year, 4% interest rate non-recourse loan of $15,500 on a real estate property with scheduled maturities of $412, $428, $444, $462 and $480 as of December 31, 2018, 2019, 2020, 2021 and 2022, respectively. The Company recorded an encumbrance on this real estate property up to its carrying value with the remaining amount classified as borrowings included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2017 and 2016 the amount of borrowing over the carrying value of real estate property was $2,241 and $2,006, respectively.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, money market mutual funds and all highly liquid securities with remaining maturity when purchased of three months or less. Money market mutual funds are stated at amortized cost which approximates fair value. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a non-admitted asset.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying GAAP equity of these investments. Income from these investments is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying amount of Griffin, an affiliated limited liability company was $3,612 and $4,556 at December 31, 2017 and 2016, respectively. The recorded carrying amount of CISL, an affiliated limited liability company, which was acquired in 2016 and dissolved in 2017, was $1,256 at December 31, 2016. Griffin and CISL did not have a GAAP audit performed so the Company non-admits these assets. Other investments also include collateral loans, surplus debentures, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $1,125, $1,766 and $1,782 were recorded as realized losses during 2017, 2016 and 2015, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company also sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company purchases and sells futures contracts to hedge volatility risk with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. The notional amount of the futures contracts at December 31, 2017 and 2016 was $(122,890) and $(206,543), respectively.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2017 and 2016 was $10,983 and $12,955, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company purchases and sells interest rate swaps to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. An interest rate swap is an agreement between two parties to exchange a stream of future cash flows based on a notional (principal) amount over a specified period of time. The Company trades “plain vanilla” interest rate swaps where a fixed payment is exchanged for a floating payment where the floating payment is based on three-month LIBOR. The Company does not receive cash on the initial purchase or sale of an interest rates swap, but will receive or pay cash daily based on the change in value of the position. The notional amount of the interest rate swaps at December 31, 2017 and 2016 was $189,000 and $300,000, respectively.

The Company is required to post collateral to the brokering bank for swaps. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the swaps transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets - Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2017 and 2016 was $15,960 and $21,902, respectively.

Since interest rate swaps are not considered an effective hedge, the total variation margin on open swaps is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. The total variation margin on closed interest rate swaps is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company purchases and sells call options (Over the Counter (OTC) index call options) to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The OTC index call options expire monthly until December 13, 2019. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased OTC index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written OTC index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells OTC index call options to effectively offset the proceeds the Company would receive on its purchased OTC index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company purchases and sells Exchange traded index call options (Exchange traded index call options) based on multiple equity indices to hedge equity index annuity contracts and universal life contracts. The Company has purchased and written Exchange traded index call options that expire through November 1, 2018. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price. If the closing index value is below the strike price, the Exchange traded index call options expire without value.

The Company purchases and sells Exchange traded put options (Equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company has purchased and written Exchange traded put options, however, as of December 31, 2017 the Company had no open Equity put option positions. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the options. To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The Company is required to post collateral to the brokering bank for options. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2017 and 2016 was $4,995 and $2,990, respectively.

The options (OTC index call options and Exchange traded index call options) are carried at their fair value and reflected in other investments and other liabilities in the Balance Sheets – Statutory Basis. Changes in the fair value of expired options are reflected in net investment income and changes in the fair value of open options are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The credit exposure is limited to the fair value of the Equity put options and the options as follows:

	Fair Values of Derivative Instruments
	Asset Derivatives
	Balance Sheets - Statutory Basis Location	Notional Amount		Fair Value
		2017	2016	2017	2016
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts owned	Other investments	$661,055	$670,380	$68,534	$59,776
OTC index call option contracts written	Other investments	(641,140)	(653,120)	(37,066)	(34,282)
Exchange traded index call option contracts owned	Other investments	549,493	319,325	59,072	31,132
Exchange traded put option contracts owned	Other investments	—	9,679	—	116
Total asset derivatives		$569,408	$346,264	$90,540	$56,742

The fair value of the related derivative liabilities are as follows:

	Fair Values of Derivative Instruments
	Liability Derivatives
	Balance Sheets - Statutory Basis Location	Notional Amount		Fair Value
		2017	2016	2017	2016
Derivatives Not Designated as Hedging Instruments:
Exchange traded index call option contracts written	Other liabilities	$538,036	$311,720	$35,065	$17,673
Exchange traded put option contracts written	Other liabilities	—	7,228	—	57
Total liability derivatives		$538,036	$318,948	$35,065	$17,730

The amounts recognized in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for options, futures and interest rate swaps are as follows:

	Summary of Operations and Changes in Capital and Surplus - Statutory Basis Location	Amount Recognized
		2017	2016	2015
Derivatives Not Designated as Hedging Instruments:
OTC index call options and Exchange traded index call options - closed	Net investment income	$31,606	$(5,075)	$3,516
Futures contracts - closed	Net investment income	(25,369)	(23,200)	(8,909)
Interest rate swap contracts - closed	Net investment income	(15,249)	23,497	11,528
Total recognized in net investment income		$(9,012)	$(4,778)	$6,135
OTC index call options and Exchange traded index call options - open	Change in unrealized gains (losses)	$10,397	$17,019	$(13,623)
Futures contracts - open	Change in unrealized gains (losses)	(2,071)	2,381	(7,393)
Interest rate swap contracts - open	Change in unrealized gains (losses)	19,793	(23,392)	(311)
Total recognized in change in unrealized gains (losses)		$28,119	$(3,992)	$(21,327)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued, excluding loans on insurance contracts, with amounts over 90 days past due is non-admitted. The amount excluded from unassigned surplus was $0 at December 31, 2017, 2016 and 2015, respectively.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Non-Admitted Assets
In accordance with NAIC SAP, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred income tax assets, prepaid expenses, advances to agents, furniture and equipment, application software, other investment income that is over 90 days past due and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $132,459 and $194,457 at December 31, 2017 and 2016, respectively.

Furniture and Equipment
Electronic data processing (EDP) equipment at cost of $18,597 and $17,659, operating software at cost of $3,123 and $3,123, and non-operating software at cost of $77,655 and $75,472 are carried at cost less accumulated depreciation at December 31, 2017 and 2016, respectively. The admitted value of the Company’s EDP and operating and non-operating software is limited to three percent of capital and surplus, however the Company was not required to impose this limitation. The admitted portion at cost, net of accumulated depreciation of $82,046 and $76,343 was $3,208 and $3,882, respectively and is recorded in other admitted assets in the Balance Sheets – Statutory Basis at December 31, 2017 and 2016. EDP equipment and operating software is depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years. Non-operating software is depreciated over the lesser of its estimated useful life or five years.

Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years.

Other furniture and equipment is depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $9,221, $10,806 and $11,004 was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2017, 2016 and 2015, respectively.

Reserves for Life, Accident and Health Policies, and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with Actuarial Guideline 43, VA CARVM, reflecting both stochastically generated scenarios and a prescribed standard scenario. The assumptions used in the stochastic scenarios are Prudent Estimate assumptions.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserves is a first principles-type calculation based on a seriatim listing of open disability claims. All termination rate and interest discounting assumptions adhere to minimum NAIC Standards. The adequacy of these reserves is demonstrated annually using follow-up studies as defined in the Actuarial Standard of Practice No. 5, Section 3.6. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. The per $100 of monthly benefit factors are generated based on the 1987 Commissioner’s Group Disability Table (CGDT) assumptions using the appropriate valuation interest rate, quinquennial age groupings, benefit period and duration from disablement. A modification is made for claims in the first two years from disablement.

For the remaining group accident and health short-term disability contracts, the present value of amounts not yet due on claim reserve for certain policies with a benefit period of one to three years are based on the Bornhuetter-Ferguson loss reserving method. Expected paid claims and premiums and the resulting loss ratios are developed separately for each benefit period and incurred year with no interest discount.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims
The reserves for unpaid group and individual dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyholders
Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $8,558,159 or 11.0% and $8,906,864 or 11.6% of the individual life policies in force as of December 31, 2017 and 2016, respectively. Dividends to policyholders also include reinsurance assumed business.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $12,421, $13,723 and $7,037 for 2017, 2016 and 2015, respectively.

Recognition of Premium Revenues and Related Costs
Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts.

In a modified coinsurance arrangement, the ceding company retains the assets with respect to the policies reinsured and also retains and records the associated reserves. The assuming company does not reflect the assets or reserves in its balance sheet.

Surplus Notes
The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued until written approval from the Department has been received.

Income Taxes
The Company files a life/non-life consolidated tax return with AMHC and AMHC includible affiliates and is party to a federal income tax allocation agreement. The Company’s income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the Balance Sheets – Statutory Basis. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company’s judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2017 and 2016.

The Company is subject to taxation in the United States and various states. As of December 31, 2017, the Company’s tax years, generally, for 2014-2017 are subject to examination by the tax authorities.

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Fair values and changes in fair values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company’s products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Statement of Statutory Accounting Principles No. 2 - Revised "Cash, Cash Equivalents, Drafts and Short-Term Investments" (SSAP No. 2R)
In December 2016, the NAIC issued SSAP No. 2R to reclassify money market mutual funds from short-term investments to cash equivalents. The statement has an effective date of December 31, 2017 with prospective application. The adoption of this statement does not impact that amount that is presented on the Balance Sheets - Statutory Basis as both short-term investments and cash equivalents are reported in the the Balance Sheets - Statutory Basis as cash, cash equivalents, and short-term investments. The amount of money market mutual funds reclassified from short-term investments to cash equivalents at December 31, 2017 was $156,599.

NOTE 2 – STATUTORY MERGER

On December 31, 2016 the Company merged with Security Life Insurance Company of America (SLIC), a wholly owned subsidiary of the Company prior to the merger. This transaction was accounted for as a statutory merger. No additional shares of the Company were issued. The parent company of SLIC was Security American Financial Enterprises, Inc. (SAFE) which was 100% owned by the Company until it was dissolved on December 31, 2016.

NOTE 3 - INVESTMENTS

Bonds
The cost or amortized cost and estimated fair value of bonds as of December 31, 2017 and 2016 are summarized as follows:

December 31, 2017
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$233,340	$7,149	$(635)	$239,854
All other governments	2,321	28	—	2,349
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	407,694	14,054	(3,582)	418,166
Hybrid securities	22,473	3,714	(418)	25,769
Industrial and miscellaneous (unaffiliated)	7,898,928	343,732	(30,475)	8,212,185
Total bonds	$8,564,756	$368,677	$(35,110)	$8,898,323

NOTE 3 - INVESTMENTS, (continued)

December 31, 2016
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$308,321	$13,118	$(715)	$320,724
All other governments	2,985	—	(47)	2,938
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	458,995	15,954	(3,865)	471,084
Hybrid securities	22,739	3,100	(1,159)	24,680
Industrial and miscellaneous (unaffiliated)	7,628,943	262,843	(65,373)	7,826,413
Total bonds	$8,421,983	$295,015	$(71,159)	$8,645,839

At December 31, 2017 and 2016, the amortized cost of bonds was reduced by $267 and $63, respectively, of cumulative fair value adjustments on bonds rated NAIC 6 to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $8,564,489 and $8,421,920, respectively.

The cost or amortized cost and estimated fair value of bonds at December 31, 2017 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$296,679	$301,323
Due after one year through five years	2,131,461	2,217,076
Due after five years through ten years	2,740,070	2,802,862
Due after ten years	3,257,037	3,431,533
Bonds with multiple repayment dates	139,509	145,529
Total bonds	$8,564,756	$8,898,323

Proceeds from the sales of bonds were $402,941, $448,242, and $307,573 for the years ended December 31, 2017, 2016 and 2015, respectively.

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2017	2016	2015
Bonds:
Gross realized capital gains on sales	$10,268	$14,546	$12,349
Gross realized capital losses on sales	(1,645)	(782)	(866)
Net realized capital gains on sales	8,623	13,764	11,483
Other, including impairments and net gain on dispositions other than sales	2,194	(4,556)	(10,715)
Total bonds	10,817	9,208	768
Preferred stocks	257	52	768
Common stocks	30,416	32,100	28,489
Mortgage loans	(354)	(1,183)	(1,521)
Real estate	(802)	(4,037)	1,990
Other investments	5,463	7,022	16,097
Realized capital gains before federal income taxes and transfer to IMR	45,797	43,162	46,591
Realized capital gains transferred to IMR	9,962	14,677	7,966
Federal income tax expense	23,896	24,815	28,671
Net realized capital gains	$11,939	$3,670	$9,954

NOTE 3 - INVESTMENTS, (continued)

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit) up to $614,037 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.5% of the advances less the amount of the asset-based membership stock held. As part of the agreement, $18,606 and $17,302 in stock was owned at December 31, 2017 and 2016, respectively. Excluding the funding agreements, the Company had no outstanding balance related to the line of credit at any time during 2017 and 2016.

The amount of FHLB capital stock held, in aggregate, and classified as of December 31, 2017 and 2016 is as follows:

	General Account
	2017	2016
Membership stock - class A	$340	$360
Membership stock - class B	17,930	16,646
Excess stock	336	296
Aggregate total	$18,606	$17,302
Actual or estimated borrowing capacity as determined by the insurer	$614,037	$468,210

As of December 31, 2017 and 2016, the Company did not have any FHLB membership stock, listed above, eligible for redemption.

As of December 31, 2017 and 2016, the Company had issued $500,000 and $450,000, respectively, of funding agreements with the FHLB. There is $745,924 and $470,938 of bonds and mortgage loans pledged as collateral at December 31, 2017 and 2016, respectively, as a result of these agreements. The assets and reserves related to the funding agreements are reported in the general account as the Company’s strategy is to increase investment income to the general account from the investment spread strategy. The related reserves are reported in deposit-type funds of $500,578 and $450,273 on the Balance Sheets – Statutory Basis as of December 31, 2017 and 2016, respectively.

The values of the bonds and mortgage loans pledged as collateral to the FHLB and the total aggregate borrowing by the Company as of December 31, 2017 and 2016 is as follows:

	General Account
	2017	2016
Fair value	$757,479	$484,037
Carrying value	$745,924	$470,938
Aggregate total borrowing - funding agreements	$500,000	$450,000

The maximum amount of collateral pledged to the FHLB during December 31, 2017 and 2016 is as follows:

	General Account
	2017	2016
Fair value	$783,264	$531,266
Carrying value	$763,919	$503,616
Amount borrowed at time of maximum collateral - funding agreements	$500,000	$450,000

The Company does not have any prepayment obligations related to the funding agreements.

NOTE 3 - INVESTMENTS, (continued)

Restricted Assets
A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock, mortgage loans and cash at cost or amortized cost as of December 31, 2017 and 2016 is as follows:

December 31, 2017
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Non-admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$18,606	$17,302	$1,304	$—	$18,606	0.092%	0.093%
Bonds on deposit with states	132,412	129,830	2,582	—	132,412	0.655%	0.660%
Pledged collateral to FHLB
(including assets backing
funding agreements)	745,924	470,938	274,986	—	745,924	3.691%	3.715%
Pledged as collateral not
captured in other categories:
Derivatives	31,938	37,847	(5,909)	—	31,938	0.158%	0.159%
Other restricted assets:
Policy Loans reinsurance
assumed	158,931	163,888	(4,957)	—	158,931	0.786%	0.792%
Bonds and short-term
investments from
reinsurance assumed	1,149,812	1,225,898	(76,086)	—	1,149,812	5.690%	5.727%
Total restricted assets	$2,237,623	$2,045,703	$191,920	$—	$2,237,623	11.072%	11.146%

December 31, 2016
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Non-admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$17,302	$18,198	$(896)	$—	$17,302	0.092%	0.093%
Bonds on deposit with states	129,830	130,240	(410)	—	129,830	0.687%	0.694%
Pledged collateral to FHLB
(including assets backing
funding agreements)	470,938	506,481	(35,543)	—	470,938	2.493%	2.519%
Pledged as collateral not
captured in other categories:
Derivatives	37,847	39,964	(2,117)	—	37,847	0.200%	0.202%
Other restricted assets:
Policy Loans reinsurance
assumed	163,888	164,929	(1,041)	—	163,888	0.868%	0.877%
Bonds and short-term
investments from
reinsurance assumed	1,225,898	1,207,407	18,491	—	1,225,898	6.489%	6.557%
Total restricted assets	$2,045,703	$2,067,219	$(21,516)	$—	$2,045,703	10.829%	10.942%

NOTE 3 - INVESTMENTS, (continued)

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated stocks were as follows:

	December 31, 2017
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$24,981	$(163)	$18,311	$(472)	$43,292	$(635)
All other governments	—	—	—	—	—	—
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	41,672	(512)	77,495	(3,070)	119,167	(3,582)
Hybrid securities	—	—	4,720	(418)	4,720	(418)
Industrial and miscellaneous (unaffiliated)	811,482	(10,339)	614,464	(20,136)	1,425,946	(30,475)
Total bonds	878,135	(11,014)	714,990	(24,096)	1,593,125	(35,110)
Preferred stocks	—	—	—	—	—	—
Common stocks	19,893	(888)	7,877	(363)	27,770	(1,251)
Total	$898,028	$(11,902)	$722,867	$(24,459)	$1,620,895	$(36,361)

	December 31, 2016
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$39,092	$(715)	$2	$—	$39,094	$(715)
All other governments	2,321	(47)	—	—	2,321	(47)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	118,753	(3,447)	12,302	(418)	131,055	(3,865)
Hybrid securities	—	—	12,467	(1,159)	12,467	(1,159)
Industrial and miscellaneous (unaffiliated)	1,764,150	(45,543)	395,141	(19,830)	2,159,291	(65,373)
Total bonds	1,924,316	(49,752)	419,912	(21,407)	2,344,228	(71,159)
Preferred stocks	6,432	(136)	—	—	6,432	(136)
Common stocks	43,268	(2,533)	7,910	(1,017)	51,178	(3,550)
Total	$1,974,016	$(52,421)	$427,822	$(22,424)	$2,401,838	$(74,845)

The unrealized losses related to bonds in 2017 and 2016 reported above were partially due to liquidity and credit-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2017 and 2016.

NOTE 3 - INVESTMENTS, (continued)

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company recorded realized losses for other-than-temporary impairments on unaffiliated common stocks of $0, $1,524, and $3,254 during 2017, 2016 and 2015, respectively.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2017 and 2016, bonds totaling $421,199 and $372,052, respectively, (4.9% and 4.3%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2017, 2016 and 2015, the Company recorded realized losses for other-than-temporary impairments on bonds of $593, $5,699 and $8,166, respectively.

The Company did not recognize any other-than-temporary impairments on loan-backed and structured security investments in 2017.

A summary of loan-backed and structured security investments included in industrial and miscellaneous (unaffiliated) with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2017
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$339,297	$336,001	$(3,296)	$403,590	$392,280	$(11,310)

December 31, 2016
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$456,103	$447,057	$(9,046)	$311,714	$298,553	$(13,161)

Mortgage Loans and Real Estate
For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations. Residential mortgage loans which are delinquent as to principal and interest 90 days or more are classified as nonperforming loans.

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2017	2016
DSCR distribution
Below 1.0	$45,766	$72,930
1.0 - 1.2	172,978	193,503
1.2 - 1.8	909,680	807,155
Greater than 1.8	502,515	403,682
Total	$1,630,939	$1,477,270

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

NOTE 3 - INVESTMENTS, (continued)

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2017	2016
Loan to value
Below 60%	$26,694	$18,022
60-75%	6,250	4,704
Above 75%	330	—
Total	$33,274	$22,726

The key credit quality indicators for the residential mortgage loans are based on payment activity as follows:

	December 31, 2017
	Residential First Mortgages	Second Trusts	Total
Performing	$121,545	$6,631	$128,176
Non-performing	5,325	1,079	6,404
Total	$126,870	$7,710	$134,580

	December 31, 2016
	Residential First Mortgages	Second Trusts	Total
Performing	$146,582	$10,080	$156,662
Non-performing	9,228	631	9,859
Total	$155,810	$10,711	$166,521

An aging analysis of the loans held by the Company is summarized as follows:

	December 31, 2017
	Residential	Commercial	Total
Recorded investment (all)
Current	$121,611	$1,661,761	$1,783,372
30-59 days past due	4,674	2,453	7,127
60-89 days past due	1,890	—	1,890
90-179 days past due	679	—	679
180+ days past due	5,725	—	5,725
Participant or co-lender in a mortgage loan agreement
Recorded investment	—	1,071,698	1,071,698

	December 31, 2016
	Residential	Commercial	Total
Recorded investment (all)
Current	$149,071	$1,499,996	$1,649,067
30-59 days past due	5,250	—	5,250
60-89 days past due	2,341	—	2,341
90-179 days past due	2,942	—	2,942
180+ days past due	6,917	—	6,917
Participant or co-lender in a mortgage loan agreement
Recorded investment	—	916,649	916,649

NOTE 3 - INVESTMENTS, (continued)

At December 31, 2017, the average size of an individual commercial mortgage loan was $1,843. The average size of an individual residential mortgage loan was $252. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. However, the due and accrued interest income deemed collectible on impaired loans over 180 days past due is non-admitted. For residential loans, the Company recognizes due and accrued interest income on impaired loans if under 90 days delinquent. Loans 90 days past due or greater will be placed on non-accrual status and all previously accrued interest will be reversed.

The Company had mortgage reserves (the mortgage component of the AVR) of $12,649 and $11,134 at December 31, 2017 and 2016, respectively. As of December 31, 2017, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 8.50% and 3.38% for commercial mortgage loans and 9.75% and 2.00% for residential mortgage loans.

In 2017 and 2016, the Company issued 105 and 102, respectively, new commercial mortgage loans at the maximum and minimum rates of interest of 6.50% and 8.00%, respectively, and 3.90% and 3.90%, respectively, totaling $316,712 and $402,186, respectively. The Company did not acquire any new residential mortgage loans in 2017 and 2016.

At December 31, 2017 and 2016, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Commercial and residential mortgage loans are evaluated individually for impairment. The Company had impairments for commercial mortgage loans in the amounts of $0, $0, and $133 and for residential mortgage loans of $742, $1,560 and $1,547 during 2017, 2016 and 2015, respectively.

The investment in impaired loans with or without credit losses are as follows:

	December 31, 2017
	Residential	Commercial	Total
No allowance for credit losses	$98,033	$2,626	$100,659

	December 31, 2016
	Residential	Commercial	Total
No allowance for credit losses	$77,767	$2,710	$80,477

A summary of information pertaining to impaired loans is as follows:

	December 31, 2017
	Residential	Commercial	Total
Average recorded investment	$87,389	$2,669	$90,058
Interest income recognized	4,361	175	4,536
Recorded investments on nonaccrual status	6,404	—	6,404
Amount of interest income recognized using the cash basis method
of accounting	4,322	175	4,497

	December 31, 2016
	Residential	Commercial	Total
Average recorded investment	$65,991	$3,480	$69,471
Interest income recognized	3,104	180	3,284
Recorded investments on nonaccrual status	9,858	—	9,858
Amount of interest income recognized using the cash basis method
of accounting	3,070	199	3,269

NOTE 3 - INVESTMENTS, (continued)

The mortgage loans derecognized as a result of foreclosure is as follows:

	December 31
	2017	2016
Aggregate amount of mortgage loans derecognized	$2,077	$6,566
Real estate collateral recognized	2,170	6,649

A summary of information pertaining to real estate sales is as follows:

	December 31, 2017
	Residential	Commercial	Total
Number of sales	10	1	11
Gain recognized	$549	$82	$631

	December 31, 2016
	Residential	Commercial	Total
Number of sales	12	2	14
Gain (loss) recognized	$935	$(2,987)	$(2,052)

The gains (losses) recorded on sales are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The residential real estate properties classified as held for sale have recorded values of $342 and $1,989 for the years ended December 31, 2017 and 2016, respectively. The commercial real estate properties classified as held for sale have recorded values of $5,824 and $9,413 for the years ended December 31, 2017 and 2016, respectively.

Residential real estate is acquired through the foreclosure of residential mortgage loans. The Company’s intent is to dispose of all acquired residential real estate by sale as soon as economically feasible, which is typically within one year from acquisition.

Commercial real estate was either sold or classified as held for sale based on the Company’s intent to dispose of certain property via sale. Sales are usually within one year, based on economic factors, but may be extended per other executed agreements.

Real estate property impairments, which the Company recognizes as other-than-temporary and records as realized losses, is as follows:

	December 31, 2017
	Residential	Commercial	Total
Number of impairments	5	1	6
Impairment losses recorded	$116	$188	$304

	December 31, 2016
	Residential	Commercial	Total
Number of impairments	7	1	8
Impairment losses recorded	$604	$1,381	$1,985

Fair value for impaired commercial real estate and residential real estate was determined by valuations based on internal and/or external appraisals. The real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

NOTE 3 - INVESTMENTS, (continued)

Troubled Debt Restructuring
A summary of information pertaining to mortgage loans with restructured terms is as follows:

	December 31, 2017
	Residential	Commercial	Total
Number of loans	311	1	312
Carry value	$92,587	$2,626	$95,213
Interest income	4,230	175	4,405

	December 31, 2016
	Residential	Commercial	Total
Number of loans	249	1	250
Carry value	$75,356	$2,710	$78,066
Interest income	3,111	180	3,291

The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company’s income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method. There were 15 and 14 short sales on residential mortgage loans in 2017 and 2016, respectively.

Low-Income Housing Tax Credit Investments
The Company has up to 13 remaining years of unexpired tax credits and is required to hold these investments for up to 16 years. During 2017 and 2016, the Company recognized $4,875 and $3,485, respectively, of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets - Statutory Basis in other investments was $40,892 and $45,509 and in other liabilities was $18,463 and $34,556 for the years ended December 31, 2017 and 2016, respectively. The Company has made unconditional commitments to provide additional capital contributions in low income housing partnerships of $13,661, $2,904, $461, in 2018, 2019 and 2020, respectively, and $1,437 thereafter. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized no impairment losses related to LIHTC during December 31, 2017 and 2016. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits during December 31, 2017 and 2016.

Offsetting and Netting of Assets and Liabilities
Call options that qualified for offsetting and netting are as follows:

	December 31, 2017			December 31, 2016
	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Derivatives - call options	$68,534	$37,066	$31,468	$59,776	$34,282	$25,494

Liabilities:
Derivatives - call options	$37,066	$37,066	$—	$34,282	$34,282	$—

At December 31, 2017 and 2016, the net asset amount of $31,468 and $25,494, respectively, was recorded in other investments on the Balance Sheets – Statutory Basis.

NOTE 3 - INVESTMENTS, (continued)

Net Investment Income
Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2017	2016	2015
Income:
Bonds	$372,170	$369,836	$321,912
Preferred stocks	431	530	284
Common stocks	18,288	7,570	7,982
Mortgage loans	90,873	82,850	80,008
Real estate *	18,028	17,567	18,184
Loans on insurance contracts	28,111	29,146	19,371
Short-term investments	1,400	432	75
Derivatives	(9,012)	(4,778)	6,135
Other investments	23,440	18,892	22,045
Amortization of interest maintenance reserve	12,421	13,723	7,037
Gross investment income	556,150	535,768	483,033
Total investment expenses	53,074	47,563	43,695
Net investment income	$503,076	$488,205	$439,338
* Includes amounts for the occupancy of company-owned property of $9,438, $9,243 and $8,893 in 2017, 2016, and 2015, respectively.

The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) during 2017 and 2016, of which the total number of CUSIPs sold, disposed or otherwise redeemed was 96 and 67, respectively, and the aggregate amount of investment income generated as a result of a prepayment penalty and/or acceleration fee was $8,382 and $11,291, respectively.

Fair Value Measurements
Included in various investment related lines in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

NOTE 3 - INVESTMENTS, (continued)

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following tables provide information as of December 31, 2017 and 2016 about the Company’s financial assets and liabilities measured and reported at fair value:

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets at fair value
Industrial and miscellaneous (unaffiliated)	$—	$—	$1,076	$1,076
Total bonds	—	—	1,076	1,076
Common stock
Industrial and miscellaneous (unaffiliated)	397,704	—	—	397,704
Total common stocks	397,704	—	—	397,704
Other investments	22,813	—	—	22,813
Derivative assets
Exchange traded index call and put options	59,072	—	—	59,072
Over the counter index call options	—	31,468	—	31,468
Total other investments	81,885	31,468	—	113,353
Separate account assets	7,436,334	—	—	7,436,334
Total assets at fair value	$7,915,923	$31,468	$1,076	$7,948,467

Liabilities at fair value
Derivative liabilities
Exchange traded call and put options (written)	$35,065	$—	$—	35,065
Total liabilities at fair value	$35,065	$—	$—	$35,065

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Assets at fair value
Industrial and miscellaneous (unaffiliated)	$—	$—	$1	$1
Total bonds	—	—	1	1
Common stock
Industrial and miscellaneous (unaffiliated)	333,540	—	—	333,540
Total common stocks	333,540	—	—	333,540
Other investments	20,763	—	—	20,763
Derivative assets
Exchange traded index call and put options	31,248	—	—	31,248
Over the counter index call options	—	25,494	—	25,494
Total other investments	52,011	25,494	—	77,505
Separate account assets	6,404,013	—	—	6,404,013
Total assets at fair value	$6,789,564	$25,494	$1	$6,815,059

Liabilities at fair value
Derivative liabilities
Exchange traded call and put options (written)	$17,730	$—	$—	$17,730
Total liabilities at fair value	$17,730	$—	$—	$17,730

NOTE 3 - INVESTMENTS, (continued)

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities
These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, exchange traded call and put options and exchange traded call and put options (written). Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted prices in active markets for identical securities. Exchange traded call options and equity put options and written exchange traded call options and written equity put options are classified as Level 1. Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represents net asset values received from fund managers who stand ready to transact at the quoted values.

Level 2 – Financial Assets
The Company's Level 2 assets include OTC index call options. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the Index call options. The broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets
The Company classified non-agency mortgage-backed and asset-backed securities carried at fair value due to NAIC 6 ratings in Level 3 at December 31, 2017. The Company classified non-agency mortgage-backed securities carried at fair value due to NAIC 6 ratings in Level 3 at December 31, 2016. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes delinquency rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on unobservable market data due to lack of observable measurements. Also, securities with a fair value based only on uncorroborated dealer quotes or internal valuations are assigned to Level 3.

The following tables summarize changes to our financial instruments for the years ended December 31, 2017 and 2016 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

	Beginning balance at 1/1/2017	Transfers into Level 3	Transfer out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Sales	Ending balance at 12/31/2017
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$1	$1,330	$—	$143	$(127)	$(271)	$1,076
Total assets	$1	$1,330	$—	$143	$(127)	$(271)	$1,076

	Beginning balance at 1/1/2016	Transfers into Level 3	Transfer out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Sales	Ending balance at 12/31/2016
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$76	$184	$(76)	$(122)	$(13)	$(48)	$1
Total assets	$76	$184	$(76)	$(122)	$(13)	$(48)	$1

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume, bid-ask spreads or changes in the valuation source. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Transfers into Level 3 during 2017 and 2016 occurred when a significant input could not be corroborated with market observable data. Transfers out of Level 3 during 2016 included securities measured at lower of cost or market and reported at cost in 2016, and at fair value in the prior year. There were no transfers between Level 1 and 2 during 2017 or 2016.

NOTE 3 - INVESTMENTS, (continued)

The following table presents information about significant unobservable inputs used in Level 3 assets measured at fair value for the period ended December 31, 2017 and 2016:

December 31, 2017
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Residential mortgage-backed securities [3]	$991	Discounted cash flows	Constant prepayment rate	14% - 21% (18%)	Decrease
			Constant default rate	3% - 34% (15%)	Decrease
			Loss severity	18% - 35% (27%)	Decrease
Asset-backed securities [4]	$85	Vendor price	Price	70 - 70 (70)	Increase
¹ The weighted average is determined based on the fair value of the securities.

²	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

³	Primarily mezzanine tranches of non-agency residential mortgage-backed securities.
4 Primarily collateralized by home equity.

December 31, 2016
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Residential mortgage-backed securities [3]	$1	Discounted cash flows	Constant prepayment rate	7% - 14% (10%)	Decrease
			Constant default rate	1% - 3% (2%)	Decrease
			Loss severity	29% - 65% (41%)	Decrease
¹ The weighted average is determined based on the fair value of the securities.

²	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

³	Primarily mezzanine tranches of non-agency residential mortgage-backed securities.

NOTE 3 - INVESTMENTS, (continued)

The tables below reflect the fair values and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The Company had no financial instruments that were not practicable to calculate a carrying value. The fair values are also categorized into the three-level fair value hierarchy as described previously:

December 31, 2017
	Fair Value	Book /Adjusted Carrying Value	Level 1	Level 2	Level 3
Assets:
Bonds	$8,898,323	$8,564,489	$—	$6,908,678	$1,989,645
Preferred stocks	8,042	7,307	—	8,042	—
Common stocks	416,310	416,310	397,704	18,606	—
Mortgage loans	1,847,767	1,798,793	—	—	1,847,767
Cash, cash equivalents and short-term
investments	203,940	203,940	203,940	—	—
Loans on insurance contracts	622,884	542,635	—	—	622,884
Other investments	221,811	218,484	84,733	86,340	50,738
Investment income due and accrued	108,490	108,490	108,490	—	—
Separate account assets	7,436,334	7,436,334	7,436,334	—	—
Total financial assets	$19,763,901	$19,296,782	$8,231,201	$7,021,666	$4,511,034

Liabilities:
Deposit-type funds	$962,073	$962,590	$—	$—	$962,073
Borrowings	2,304	2,321	—	—	2,304
Derivative liabilities	35,065	35,065	35,065	—	—
Separate account liabilities	7,436,334	7,436,334	7,436,334	—	—
Total financial liabilities	$8,435,776	$8,436,310	$7,471,399	$—	$964,377

December 31, 2016
	Fair Value	Book /Adjusted Carrying Value	Level 1	Level 2	Level 3
Assets:
Bonds	$8,645,839	$8,421,920	$—	$7,012,716	$1,633,123
Preferred stocks	10,363	10,430	—	10,363	—
Common stocks	350,842	350,842	333,540	17,302	—
Mortgage loans	1,705,774	1,666,517	—	—	1,705,774
Cash, cash equivalents and short-term
investments	203,219	203,219	203,219	—	—
Loans on insurance contracts	614,282	533,808	—	—	614,282
Other investments	161,349	161,439	54,580	51,728	55,041
Investment income due and accrued	105,385	105,385	105,385	—	—
Separate account assets	6,404,013	6,404,013	6,404,013	—	—
Total financial assets	$18,201,066	$17,857,573	$7,100,737	$7,092,109	$4,008,220

Liabilities:
Deposit-type funds	$878,325	$878,611	$—	$—	$878,325
Borrowings	2,191	2,191	—	—	2,191
Derivative liabilities	17,730	17,730	17,730	—	—
Separate account liabilities	6,404,013	6,404,013	6,404,013	—	—
Total financial liabilities	$7,302,259	$7,302,545	$6,421,743	$—	$880,516

NOTE 3 - INVESTMENTS, (continued)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Bonds and preferred stocks: For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB carrying amount approximates fair value and as such is assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair value of commercial mortgage loans is primarily determined by estimating expected future cash flows and discounting the cash flows using current interest rates for similar mortgage loans with similar credit risk. The fair value of residential mortgage loans is determined by the Yields-Based or Price-Based approach. The Yield-Based approach, applied to performing and sub-performing loans, estimates fair value by first modeling contractual cash flows and then discounting the cash flows at an appropriate discount rate that incorporates an appropriate base rate (e.g., Treasury) to which a risk premium (spread) is added. The Price-Based approach, applied to non-performing loans (greater than 90 days past due) along with certain sub-performing loans, utilizes a direct estimate of a loan’s net present value or dollar price, largely based on underlying collateral values.

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

Other investments and derivative liabilities: Public equity securities are classified as Level 1 securities as the fair values are based on quoted prices in active markets. Exchange traded call and put options and exchange traded call and put options (written) are classified as Level 1 since the valuations are based on quoted prices in active markets for identical securities. U.S. government agency securities are classified as Level 2 as the prices are based on observable market data. OTC index call options where the primary inputs to valuations include broker quotes that utilize inputs tailored to the remaining term of each call option and are assigned to Level 2. The fair value for other investments assigned to Level 3 are based on quoted market prices where trading activity is not available to corroborate or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

Separate account assets and liabilities: The fair values of separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable capital gains in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2017 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$185,531	$6,179	$191,710
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	185,531	6,179	191,710
Deferred tax assets non-admitted	60,819	—	60,819
Subtotal net admitted deferred tax assets	124,712	6,179	130,891
Deferred tax liabilities	38,951	30,497	69,448
Net admitted deferred tax assets/(net deferred tax liability)	$85,761	$(24,318)	$61,443

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2017 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$61,443	$—	$61,443
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$61,443	$—	$61,443
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$223,640
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$63,269	$6,179	$69,448
Deferred tax assets admitted as the result of application
of NAIC SAP	$124,712	$6,179	$130,891

The components of the net deferred tax asset/(liability) as of December 31, 2016 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$281,643	$11,191	$292,834
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	281,643	11,191	292,834
Deferred tax assets non-admitted	123,596	17	123,613
Subtotal net admitted deferred tax assets	158,047	11,174	169,221
Deferred tax liabilities	22,019	39,123	61,142
Net admitted deferred tax assets/(net deferred tax liability)	$136,028	$(27,949)	$108,079

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2016 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$80,227	$—	$80,227
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$27,852	$—	$27,852
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$27,852	$—	$27,852
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$205,816
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$49,968	$11,174	$61,142
Deferred tax assets admitted as the result of application
of NAIC SAP	$158,047	$11,174	$169,221

The changes in the components of the net deferred tax asset/(liability) from December 31, 2016 to December 31, 2017 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$(96,112)	$(5,012)	$(101,124)
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	(96,112)	(5,012)	(101,124)
Deferred tax assets non-admitted	(62,777)	(17)	(62,794)
Subtotal net admitted deferred tax assets	(33,335)	(4,995)	(38,330)
Deferred tax liabilities	16,932	(8,626)	8,306
Net admitted deferred tax assets/(net deferred tax liability)	$(50,267)	$3,631	$(46,636)

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$(80,227)	$—	$(80,227)
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$33,591	$—	$33,591
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$33,591	$—	$33,591
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$17,824
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$13,301	$(4,995)	$8,306
Deferred tax assets admitted as the result of application
of NAIC SAP	$(33,335)	$(4,995)	$(38,330)

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

NOTE 4 - INCOME TAXES, (continued)

The Company used the following amounts in determining the DTA admissibility:

	2017	2016
Ratio percentage used to determine recovery period and
threshold limitation above	1,192%	1,122%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$1,490,932	$1,372,105

There were no tax planning strategies utilized as of December 31, 2017 or 2016.

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2017	2016	2015
Federal	$(6,959)	$7,705	$64,224
Foreign	—	—	—
Subtotal	(6,959)	7,705	64,224
Federal income tax on net capital gains	27,383	29,952	31,458
Other	—	351	—
Federal and foreign income tax incurred	$20,424	$38,008	$95,682

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2017	2016	2015	from 2016	from 2015
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$108	$132	$141	$(24)	$(9)
Unearned premium reserve	361	574	588	(213)	(14)
Policyholder reserves	54,817	52,699	51,031	2,118	1,668
Investments	525	1,036	1,085	(511)	(49)
Deferred acquisition costs	63,086	108,084	111,814	(44,998)	(3,730)
Policyholder dividends accrual	1,978	6,920	7,804	(4,942)	(884)
Fixed assets	95	670	688	(575)	(18)
Compensation and benefits accrual	26,061	40,986	39,607	(14,925)	1,379
Receivables - non-admitted	15,045	24,340	26,778	(9,295)	(2,438)
Net operating loss carry-forward	882	3,257	574	(2,375)	2,683
Tax credit carry-forward	—	—	612	—	(612)
Coinsurance/modified coinsurance transaction	14,314	25,602	—	(11,288)	25,602
Other (including items <5% of total
ordinary tax assets)	8,259	17,343	16,128	(9,084)	1,215
Subtotal	185,531	281,643	256,850	(96,112)	24,793
Statutory valuation allowance adjustment	—	—	—	—	—
Non-admitted deferred tax assets	60,819	123,596	96,843	(62,777)	26,753
Admitted ordinary deferred tax assets	$124,712	$158,047	$160,007	$(33,335)	$(1,960)

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2017	2016	2015	from 2016	from 2015
Capital
Investments	$1,756	$3,089	$4,957	$(1,333)	$(1,868)
Real Estate	2,987	7,970	6,606	(4,983)	1,364
Other (including items <5% of total
ordinary tax assets)	1,436	132	177	1,304	(45)
Subtotal	6,179	11,191	11,740	(5,012)	(549)
Statutory valuation allowance adjustment	—	—	—	—	—
Non-admitted	—	17	32	(17)	(15)
Admitted capital deferred tax assets	6,179	11,174	11,708	(4,995)	(534)
Admitted deferred tax assets	$130,891	$169,221	$171,715	$(38,330)	$(2,494)

Deferred tax liabilities:
Ordinary
Investments	$3,301	$4,761	$3,456	$(1,460)	$1,305
Fixed assets	4,626	7,987	9,230	(3,361)	(1,243)
Deferred and uncollected premium	—	15	100	(15)	(85)
Policyholder reserves	28,408	4,757	5,699	23,651	(942)
Unearned commissions	2,157	3,834	3,969	(1,677)	(135)
Other (including items <5% of total
ordinary tax liabilities)	459	665	856	(206)	(191)
Subtotal	$38,951	$22,019	$23,310	$16,932	$(1,291)

Capital
Investments	$30,497	$39,123	$46,283	$(8,626)	$(7,160)
Subtotal	$30,497	$39,123	$46,283	$(8,626)	$(7,160)

Deferred tax liabilities	$69,448	$61,142	$69,593	$8,306	$(8,451)

Net deferred tax assets	$61,443	$108,079	$102,122	$(46,636)	$5,957

The change in the net admitted deferred tax assets was $(46,636), $5,957 and $16,319 for the years ended December 31, 2017, 2016 and 2015, respectively. The change in non-admitted deferred tax assets of $(62,794), $26,738 and $55,478 was included in change in non-admitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2017, 2016 and 2015, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2017	2016	Change
Total gross deferred tax assets	$191,710	$292,834	$(101,124)
Total deferred tax liabilities	69,448	61,142	8,306
Net deferred tax asset	$122,262	$231,692	(109,430)
Tax effect of change in unrealized gains and pension liability			9,073
Change in net deferred income tax			$(100,357)

	2016	2015	Change
Total gross deferred tax assets	$292,834	$268,590	$24,244
Total deferred tax liabilities	61,142	69,593	(8,451)
Net deferred tax asset	$231,692	$198,997	32,695
Tax effect of change in unrealized losses and pension liability			(2,444)
Change in net deferred income tax			$30,251

NOTE 4 - INCOME TAXES, (continued)

	2015	2014	Change
Total gross deferred tax assets	$268,590	$221,895	$46,695
Total deferred tax liabilities	69,593	94,695	(25,102)
Net deferred tax asset	$198,997	$127,200	71,797
Tax effect of change in unrealized losses and pension liability			(25,873)
Change in net deferred income tax			$45,924

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2017, 2016 and 2015 were as follows:

	2017	2016	2015
Net gain (loss) from operations before income taxes	$87,414	$(761)	$44,616
Net realized capital gains before income taxes	45,797	43,162	46,591
Term coinsurance agreement and emerging profits	—	1,002	—
Other	(102)	—	—
Total pre-tax statutory income	133,109	43,403	91,207
Change in non-admitted assets	(2,098)	6,972	(4,939)
IMR amortization	(12,421)	(13,723)	(7,037)
Affordable Care Act assessment	—	10,843	11,797
Tax-exempt income	(20,109)	(16,502)	(11,304)
Dividends received deduction	(10,000)	(27)	(18)
IMR transferred in coinsurance treaties	—	1,193	61,838
IMR released on reinsurance transaction	—	(2,650)	—
Adjustment to prior year deferreds	—	(702)	—
Non-deductible expense	2,392	2,308	2,530
Other	2,115	(1,098)	(310)
Subtotal	92,988	30,017	143,764
Statutory tax rate	0.35	0.35	0.35
Subtotal	32,546	10,506	50,311
Remeasurement of deferred tax inventory	94,601	—	—
Change in statutory valuation allowance	—	—	—
Tax credits	(6,366)	(2,749)	(553)
Total statutory income taxes	$120,781	$7,757	$49,758

Federal and foreign income tax incurred	$20,424	$38,008	$95,682
Change in deferred income tax	100,357	(30,251)	(45,924)
Total statutory income taxes	$120,781	$7,757	$49,758

The Company has no foreign tax credit carryovers to subsequent years.

At December 31, 2017, the Company has carryovers to subsequent years as follows:

Year of Origination		Amount	Year of Expiration
2015	Net operating loss	$1,356	2030
2016	Net operating loss	$2,797	2031
2014	Charitable loss	$16	2019
2015	Charitable loss	$24	2020
2016	Charitable loss	$6	2021

NOTE 4 - INCOME TAXES, (continued)

The amount of federal income tax which is available for recoupment in the event of future capital losses is $29,950, $29,807, $25,160 for the tax years 2015, 2016, 2017, respectively.

There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC. The other members of the affiliated group joining in the AMHC consolidated return are as follows:

Ameritas Holding Company	Calvert Investments, Inc.
Ameritas Investment Partners, Inc.	Calvert Investment Management, Inc.
Ameritas Life Insurance Corp.	Calvert Investment Administrative Services, Inc.
Ameritas Life Insurance Corp. of New York	Calvert Investment Distributors, Inc.
Ameritas Investment Corp.	Calvert Investment Services, Inc.
The Company’s income tax allocation is based upon a written agreement which generally specifies separate return calculation with current credit for net operating losses, net capital losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company does not anticipate tax loss contingencies will significantly change within twelve months of the reporting date.

On December 22, 2017, the U.S. federal government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the Tax Act). The Tax Act makes changes to the U.S. tax code, including, but not limited to (1) reducing the U.S federal corporate tax rate from 35% to 21%; (2) changing the method of computing tax basis life reserves; (3) changing the method of computing discounting of unpaid health losses; and (4) eliminating net operating loss carrybacks and allowing indefinite carryover periods subject to 80% of pre-net operating loss taxable income.

The NAIC Statutory Accounting Principles Working Group adopted INT 18-01: Updated Tax Estimates Under the Tax Cuts and Jobs Act, which provides guidance on accounting for the tax effects of the Tax Act. In accordance with INT 18-01, a company must reflect the income tax effects of the Tax Act in which the accounting estimates under SSAP 101 are complete. To the extent impacts for accounting estimates under the Tax Act may be considered incomplete but a reasonable estimate is determinable, a company must record an estimate in the financial statements. If a company cannot determine a reasonable estimate for specific income tax effects of the Tax Act to be included in the financial statements, it should continue to apply SSAP 101 based on the provision of the tax laws that were in effect prior to the Tax Act being enacted. There are no items for which the Company could not determine a reasonable estimate. For the period ended December 31, 2017, the Company 's remeasurement of deferred taxes due to the change in tax rate is complete and it can determine a reasonable estimate for certain effects of tax reform, including but not limited to the change in life reserves and the discounting of unpaid health losses. The Company has recorded a decrease in net deferred tax assets of $81,508 as a result of the Tax Act. The final impact of the Tax Act may differ from these estimates, due to, among other things, changes in our interpretations and assumptions, additional guidance that may be issued by the Internal Revenue Service and actions we may take.

As a result of the Tax Act, the Company remeasured its deferred tax inventory. Illustrated below is the impact of the tax rate change on deferred taxes in the current year by line item included in unassigned surplus:

	Deferred Taxes at 35%	Deferred Taxes at 21%	Tax Rate Impact
Change in unrealized gains/(losses)	$(38,686)	$(23,212)	$(15,474)
Change in unrecognized actuarial losses on pension	5,952	3,571	2,381
Change in net deferred income taxes	236,504	141,903	94,601
Impact from remeasurement of deferred tax inventory	$203,770	$122,262	$81,508

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

On December 31, 2017 the following subsidiaries were dissolved into their parent, Calvert Investments, Inc., at their net assets values: Calvert Administrative Services, Inc., Calvert Investment Distributors, Inc., and Calvert Investment Services, Inc. These transactions had no impact to the Company.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

On December 29, 2017, the Company received $750 as a return of capital from its wholly owned subsidiary, Griffin, which was accounted for as a reduction in its carrying value.

On July 14, 2017, Milford, a single member wholly owned limited liability company with a single real estate property, sold the real estate property. Effective August 31, 2017, Milford was dissolved and there were no remaining net assets to be distributed to the Company. The Company recognized a realized gain of $82 in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis as a result of this transaction.

Effective May 31, 2017, CISL, a wholly owned subsidiary, was dissolved and the net assets of CISL were distributed to the Company. The Company recognized a realized loss of $602 in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis as a result of this transaction.

Effective May 11, 2017, the Company received a cash dividend in the amount of $10,000 from Calvert, which was recorded in net investment income in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

On December 30, 2016, Calvert Investment Management, Inc. (CIMI) sold substantially all of its business assets to Eaton Vance Investment Advisors (Eaton Vance), a wholly-owned subsidiary of Eaton Vance Management. Under the sale agreement CIMI agreed to provide certain transition services to Eaton Vance for a period of one to three months from the date of the sale. CIMI will have no continuing involvement with Eaton Vance beyond the transition services. The assets of CIMI were integral to the operations of Calvert.

In 2016, the Company made a capital contribution of $2,500 to its wholly owned subsidiary, SAFE. No additional shares were issued. SAFE subsequently made a member contribution of $2,500 to its wholly owned subsidiary (prior to merger), CISL.

In a simultaneous transaction on September 30, 2016, SAFE made a dividend to the Company for SHIC at its statutory equity of $1,275 where SHIC was wholly owned by the Company prior to its merger. Immediately following, SHIC was merged into Ameritas-NY where Ameritas-NY is the successor with no additional shares issued.

In 2017, 2016 and 2015, the Company made capital contributions of $0, $16,275 and $175, respectively, to its wholly owned subsidiary, Ameritas-NY. No additional shares were issued.

The Company's variable life and annuity products are distributed through AIC, an affiliated company. Policies placed by this affiliate generated commission and general insurance expense of $19,744, $21,902 and $22,851 for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2017 and 2016, which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The terms of the settlements require that these amounts be settled monthly.

	2017	2016
Ameritas Holding Company	$(2,677)	$(3,334)
Ameritas Life Insurance Corp. of New York	1,631	2,471
Ameritas Investment Corp.	2,056	792
Ameritas Investment Partners, Inc.	1,004	286
Calvert Investments, Inc.	131	242
Custom Insurance Solutions, LLC	—	28
Griffin Realty, LLC	7	1
Total	$2,152	$486

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been a decrease of $34,871, $13,722 and $3,046 for the years ended December 31, 2017, 2016 and 2015, respectively.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement totaled $14,147, $13,292 and $11,969 of which $14,116, $13,254 and $11,794 are included in investment expenses and the remainder is included in general insurance expenses for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company is charged a fee for the use of furniture and equipment owned by an affiliate. The amount of fees recorded relating to these transactions was $638, $640 and $665 for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company submitted its non-insurance subsidiary, controlled and affiliated entities (non-insurance SCA) filings with the NAIC related to December 31, 2016 on June 20, 2017, in which resubmission of the filing was not required. Additional information regarding this filing is as follows:

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Non-admitted Amount	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method Resubmission Required Y/N
SSAP No. 97 8b(iii) Entities
Ameritas Investment Corp.	100.00%	$21,204	$21,204	$—	S2	June 20, 2017	$21,204	Y	N
Calvert Investments, Inc.	100.00%	51,398	51,398	—	S2	June 20, 2017	51,398	Y	N
Aggregate total	XXX	$72,602	$72,602	$—	XXX	XXX	$72,602	XXX	XXX
* S1 - Sub-1, S2 - Sub 2 or RDF - Resubmission of Disallowed Filing

The Company submitted its non-insurance SCA filings with the NAIC related to December 31, 2015 on May 16, 2016, in which resubmission of the filing was not required. Additional information regarding this filing is as follows:

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Non-admitted Amount	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method Resubmission Required Y/N
SSAP No. 97 8b(iii) Entities
Ameritas Investment Corp.	100.00%	$20,952	$20,952	$—	S2	May 16, 2016	$20,952	Y	N
Calvert Investments, Inc.	100.00%	61,095	61,095	—	S2	May 16, 2016	61,095	Y	N
Aggregate total	XXX	$82,047	$82,047	$—	XXX	XXX	$82,047	XXX	XXX
* S1 - Sub-1, S2 - Sub 2 or RDF - Resubmission of Disallowed Filing

The Company owns Ameritas-NY for which the audited statutory equity reflects a departure from the NAIC SAP due to state of domicile prescribed practice. This amount was immaterial for 2017 and 2016.

NOTE 6 - EMPLOYEE BENEFITS

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan.

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method and the assets for some of these deferred compensation plans are held in a Rabbi Trust.

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2017	2016	2015
Benefit obligation at beginning of year	$47,525	$47,367	$49,970
Service cost	380	348	339
Interest cost	1,837	1,958	1,882
Actuarial (gain) loss	1,736	1,474	(1,135)
Benefits paid	(3,648)	(3,622)	(3,689)
Benefit obligation at end of year	$47,830	$47,525	$47,367

	Pension Benefits
	2017	2016	2015
Components:
Accrued benefit costs	$30,824	$30,923	$30,857
Liability for pension benefits	17,006	16,601	16,510
Assets and liabilities recognized:
Liabilities recognized	47,830	47,524	47,367
Unrecognized liabilities	17,006	16,601	16,510

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2017	2016	2015
Service cost	$380	$348	$339
Interest cost	1,837	1,958	1,882
Amount of recognized losses	1,331	1,382	1,593
Amount of prior service cost recognized	—	1	2
Total net periodic benefit cost	$3,548	$3,689	$3,816

Amounts in unassigned surplus recognized as components of net periodic benefit cost:

	Pension Benefits
	2017	2016	2015
Items not yet recognized as a component of net periodic cost - prior year	$16,601	$16,510	$18,930
Net prior service credit recognized	—	(1)	(2)
Net (gain) loss arising during the period	1,736	1,474	(1,135)
Net loss recognized	(1,331)	(1,382)	(1,283)
Items not yet recognized as a component of net
periodic cost - current year	$17,006	$16,601	$16,510

The amounts in unassigned surplus expected to be recognized in the next fiscal year as components of net periodic benefit cost are as follows:

	Pension Benefits
	2017	2016	2015
Net prior service cost	$—	$—	$1
Net recognized losses	1,424	1,424	1,299

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2017	2016	2015
Net prior service cost	$—	$—	$1
Net recognized losses	17,006	16,601	16,509

The weighted-average assumptions are as follows:

	Pension Benefits
	2017	2016	2015
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	3.99%	4.27%	3.89%
Rate of compensation increase	4.44%	4.43%	4.42%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	3.53%	3.99%	4.27%
Rate of compensation increase	4.44%	4.44%	4.43%

Future expected pension benefit payments are as follows:

Year	Amount
2018	$3,552
2019	$3,500
2020	$4,366
2021	$4,135
2022	$4,071
2023-2027	$16,542

The accumulated pension benefit obligation for the NQ plans is as follows:

	December 31
	2017	2016
Accumulated benefit obligation	$47,513	$46,725

Projected benefit obligation (PBO)	$47,830	$47,525
Funded status (PBO - Plan assets)	$47,830	$47,525

Unrecognized items:
Unrecognized losses, net of tax	$13,435	$10,791
Total unrecognized items, net of tax	$13,435	$10,791

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. The Company recognized expenses equal to its proportionate share of Plan funding for the years ended December 31, 2017, 2016 and 2015 totaling $19,790, $19,807 and $19,817, respectively.

Total net periodic benefit cost for the Plan was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2017, 2016 and 2015.

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees who are not Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $11,261, $10,560 and $10,174 in 2017, 2016 and 2015, respectively.

Additionally, the Company participates in a postretirement benefit plan sponsored by AHC. The expense for the postretirement benefit plan was entirely paid by AHC. The Company will be allocated these costs based primarily on employee counts. The company made no payments in 2017, 2016 and 2015, to AHC on behalf of its participation in two Voluntary Employee’s Beneficiary Associations (VEBAs) for the postretirement medical and life insurance benefits.

As a result of the SAFE dissolution, Ameritas Life became the Plan Sponsor for the defined contribution plan previously sponsored by SAFE. The carrying value of the assets invested in the plan were approximately $5,880 at December 31, 2016. These assets were merged into the defined contribution plan sponsored by AHC during 2017.

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments to the stockholder by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $155,308 in dividends in 2018, without prior approval. The Company paid ordinary dividends of $15,000, $20,000, $20,000 to AHC, its parent, in 2017, 2016 and 2015, respectively.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2017	2016	2015
Unrealized capital gains, net of taxes	$48,427	$10,603	$9,590
Non-admitted asset values	(132,459)	(194,457)	(173,389)
Asset valuation reserve	(174,346)	(157,821)	(154,251)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued until written approval has been received. Interest totaling $4,100 was paid in 2017, 2016 and 2015 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes totaling $49,923 and $49,915 at December 31, 2017 and 2016, respectively, (face value of $50,000 less unamortized discount of $77 and $85 in 2017 and 2016, respectively) was recorded in capital and surplus on the Balance Sheets – Statutory Basis.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2017 and 2016, respectively, the Company had outstanding agreements to fund mortgages totaling $83,845 and $85,509. In addition at December 31, 2017 and 2016, respectively, the Company has committed to invest $265,671 and $178,080 in equity-type limited partnerships in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

NOTE 8 -COMMITMENTS AND CONTINGENCIES, (continued)

At December 31, 2017 and 2016, the Company had FHLB lines of credit available up to $114,037 and $18,210, respectively, if an immediate liquidity need would arise. The Company had no outstanding balance as of December 31, 2017 and 2016 related to these lines of credit.

Affordable Care Act (ACA) Assessments
The Consolidated Appropriations Act, 2016 (Public Law No. 114-113) imposed a moratorium on the annual fee required under section 9010 of the Affordable Care Act (ACA) for 2017.

The annual fee under ACA is allocated to individual health insurers based on the ratio of the amount of the entity's net premiums written during the preceding calendar year to the amount of health insurance for any U.S. health risk that is written during the preceding calendar year. A health insurance entity's portion of the annual fee becomes payable once the entity provides health insurance for any U.S. health risk for each calendar year beginning on or after January 1, of the year the fee is due. The Company has written health insurance subject to the ACA assessment and expects to conduct health insurance business in 2018. The Company estimates its portion of the annual health insurance industry fee to be payable on September 30, 2018 to be $13,930. This amount is reflected in special surplus - Affordable Care Act fee assessment on the Balance Sheets - Statutory Basis.

Reporting the ACA assessment as of December 31, 2017 and 2016 would not have triggered a RBC action level.

	2017	2016
ACA fee assessment payable for the upcoming year	$13,930	$—
ACA fee assessment paid	—	10,843
Premium written subject to ACA 9010 assessment	706,670	—
Total Adjusted Capital before surplus adjustment	1,755,019	1,667,712
Total Adjusted Capital after surplus adjustment	1,741,089	1,667,712
Authorized Control Level	142,086	139,063

Guaranty Funds Assessments
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2017, 2016 and 2015 the charge to operations related to these assessments was not significant. The estimated liability for future guaranty fund assessments of $5,464 and $10,275 at December 31, 2017 and 2016, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2017 and 2016, the Company had a related receivable of $4,325 and $8,079, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis. The periods over which the guaranty funds assessments are expected to be paid are unknown at this time. Premium tax offsets are realized over the period allowed by each state once the guaranty fund assessment has been paid.

NOTE 8 -COMMITMENTS AND CONTINGENCIES, (continued)

Reconciliation of assets recognized from paid and accrued premium tax offsets and policy surcharges which are included in other admitted assets on the Balance Sheets – Statutory Basis as of December 31, 2017 and 2016 are as follows:

	2017	2016
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of prior year end	$9,732	$4,469
Decreases during the year
Premium tax offset applied	(453)	(922)
Charge off of estimated premium tax offset	(4,055)	—
	(4,508)	(922)
Increases during the year
Estimated premium tax offset	—	5,842
Assessments paid	4,320	343
	4,320	6,185
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of current year end	$9,544	$9,732

The liabilities, contingencies and assessments for long-term care insolvencies related guaranty funds liabilities and assets as of December 31, 2017 are summarized below. The discount rate applied is 3.5% .

	December 31, 2017
	Guaranty Fund Assessment		Related Assets
Name of the Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
Penn Treaty/ANIC	$8,433	$3,682	$6,301	$2,523

	December 31, 2017
	Payables			Recoverables
Name of the Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty/ANIC	50	1-70	37	43	1-20	6

Litigation and Regulatory Examination
From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations.

There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2017 and 2016.

Uncollectibility of Assets
The Company had admitted assets of $12,495 and $9,071 at December 31, 2017 and 2016, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASO Plans
The gain from operations from administrative services only (ASO) uninsured plans, which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis, is as follows for the years ended December 31:

	2017	2016	2015
Net reimbursement for administrative expenses (including administrative fees) in excess of actual expenses	$1,334	$1,822	$2,201
Net gain from operations	$1,334	$1,822	$2,201

Total claim payment volume	$186,957	$160,968	$158,522

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the years ended December 31:

	2017	2016	2015
Gross reimbursement for medical cost incurred	$24,659	$24,301	$20,791
Other income or expenses (including interest paid to or received from plans)	2,688	10	10
Gross expenses incurred (claims and administrative)	28,627	23,040	19,309
Net gain (loss) from operations	$(1,280)	$1,271	$1,492

NOTE 10 - LEASES

The Company leases office space under operating lease agreements that expire at various dates through 2031. Certain rental commitments have renewal options extending through the year 2031. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $4,615, $5,685 and $4,602 in 2017, 2016 and 2015, respectively. In addition, the Company entered into a space sharing agreement with Calvert in January 2011 and the amount expensed was $212, $470 and $494 for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company has subleased a portion of this office space and received sublease income recorded as an offset to general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis of $547, $523, and $518 in 2017, 2016 and 2015, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2017:

Calendar Year	Amount
2018	$3,967
2019	3,179
2020	2,235
2021	920
2022 and thereafter	1,956
Total	$12,257

NOTE 11 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, Tax Favored Benefits (TFB) for which direct premiums written exceed 5% of total capital and surplus. TFB writes group annuity, ordinary life and accident and health business, does not have an exclusive contract, and has been granted the authority for underwriting authority. The total amount of direct premiums written by TFB was $171,281, $170,692 and $102,502 for the years ended December 31, 2017, 2016 and 2015, respectively. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums written by third-party administrators was $726,901, $398,165 and $319,939 for the years ended December 31, 2017, 2016 and 2015, respectively.

NOTE 12 - OTHER ITEMS

Securities on Deposit
Included in the Company's deposits with government agencies are bonds with a book/adjusted carrying value of $106,028 and $103,325 and cash of $18,551 and $14,174 at December 31, 2017 and 2016, respectively, in a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2017 and through March 23, 2018, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company, which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2017	2016	2015
Assumed[1,2]	$312,092	$2,259,307	$1,326,182
Ceded	(238,666)	(252,159)	(193,800)
Reinsurance premiums, net	$73,426	$2,007,148	$1,132,382
¹ Includes modco reinsurance premiums of $203,281, $2,057,413 and $0 in 2017, 2016 and 2015, respectively.
2 Includes initial coinsurance premiums from in force block of $0, $88,922 and $1,246,744 in 2017, 2016 and 2015, respectively.

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

NOTE 14 – REINSURANCE, (continued)

The following is a summary of affiliated transactions through reinsurance operations:

	Years Ended December 31
	2017	2016	2015
Reserves for life, accident and health policies:
Assumed	$48,910	$49,796	$50,288
Ceded	94,091	94,310	90,944

The Company entered a coinsurance/modified coinsurance transaction (the Transaction) of a group annuity block with a third party, which was effective on September 1, 2016.

Under the terms of the Transaction, assets of $108,707 and liabilities of $108,707 were transferred to the Company. Concurrently, the Company paid consideration of $75,310.

The initial impacts associated with the Transaction were as follows:

Bonds	$102,632
Cash	(70,015)
Investment income due and accrued	780
Assets	$33,397

Reserves for life contracts	$88,922
Deposit-type funds	18,646
Interest maintenance reserve	1,139
Liabilities	$108,707

The following is the initial impact on the Summary of Operations and Changes in Capital and Surplus - Statutory Basis associated with the Transaction:

Pre-tax impact	$(75,310)
Federal income tax impact	459
Net income (loss) impact	$(75,769)

Net impact on surplus	$(70,572)

Tax expense of $459 was recorded in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. A deferred tax asset of $25,895 was recorded, of which $5,197 was admitted.

Effective July 1, 2016, the Company executed a reinsurance treaty (the Treaty) with Unified Life Insurance Company (ULIC) covering all closed blocks for the prior company of Security Life Insurance Company of America of life, annuity and accident & health insurance as defined in the Treaty. Initially the Treaty operates on a 100% indemnity basis. It is the intention of the parties to transfer this business through an assumption process to be commenced after receiving the regulatory and policyholder approvals. The Texas Department of Insurance (ULIC’s domiciliary regulator) and the Minnesota Department of Commerce (MN DOC) have approved this transaction. The valuation of the liabilities transferred were calculated as of July 1, 2016 upon which assets were transferred to ULIC to support the obligations assumed.

NOTE 14 – REINSURANCE, (continued)

As of July 1, 2016, the following activity was recorded associated with the Treaty:

Net reserves transferred	$23,761
Deposit-type funds	788
Interest maintenance reserve	2,650
Funds withheld under reinsurance	4,168
Other miscellaneous payables	7
Less: Loans on insurance contracts	(974)
Less: Deferred and uncollected premiums	(308)
Net obligations transferred	$30,092

The asset transfer at July 1, 2016 for the Treaty was comprised of the following asset classes:

	Fair Value	Book Value
Bonds	$4,197	$3,960
Cash	24,894	24,894
Total	$29,091	$28,854

The difference between the book value of bonds transferred and the fair value was recorded as a realized gain, which was categorized in the Interest maintenance reserve.

The following is the impact on the Summary of Operations and Changes in Capital and Surplus - Statutory Basis associated with the Treaty:

Pre-tax impact	$351
Federal income tax impact	—
Net income (loss) impact	$351

Net impact on surplus, net of taxes	$651

The Company provided administrative services to ULIC during a transition period defined in the contract. ULIC took over administration of the business on January 1, 2017.

The Company entered into two coinsurance agreements of participating life blocks with a third party (Coinsurance Treaties) effective on December 1, 2015. Under the terms of the Coinsurance Treaties, assets of $1,356,629 and liabilities of $1,405,962 were transferred to the Company, resulting in a commission and expense allowance of $49,333.

The following is the impact on the Summary of Operations and Changes in Capital and Surplus - Statutory Basis associated with the Coinsurance Treaties at December 1, 2015:

Pre-tax impact	$(49,333)
Federal income tax impact	(46,763)
Net income (loss) impact	$(96,096)

Net impact on surplus	$(84,037)

A tax expense of $46,763 was recorded in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis, which included the tax proxy deferred acquisitions costs and the transfer of the excess of statutory over tax reserves. A permanent tax difference of $21,643 was associated with the transfer of assets to support liabilities for which the Company had no tax basis.

NOTE 14 – REINSURANCE, (continued)

As of December 31, 2017 and 2016, invested assets of $1,205,361 and $1,239,732, respectively, were held in trust to support the obligations reinsured under the Coinsurance Treaties. The amounts held in trust are to be used solely to fund obligations incurred under the Coinsurance Treaties and represent 6.0% and 6.6% of the Company’s admitted assets at December 31, 2017 and 2016, respectively.

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2017	2016	2015
Total reserve for unpaid claims at January 1	$278,445	$273,125	$260,670
Less reinsurance assumed	(17,375)	(18,158)	(18,601)
Plus reinsurance ceded	134,926	135,034	122,641
Direct balance	395,996	390,001	364,710

Incurred related to:
Current year	529,845	551,312	549,678
Prior year	(3,923)	(17,584)	(5,696)
Total incurred	525,922	533,728	543,982

Paid related to:
Current year	448,919	450,180	443,566
Prior year	80,784	77,553	75,125
Total paid	529,703	527,733	518,691

Direct balance	392,215	395,996	390,001
Plus reinsurance assumed	17,455	17,375	18,158
Less reinsurance ceded	(137,198)	(134,926)	(135,034)
Total reserve for unpaid claims at December 31	$272,472	$278,445	$273,125

As a result of favorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses decreased by $3,923, $17,584 and $5,696 for the years ended December 31, 2017, 2016 and 2015, respectively. There were no significant changes in methodologies and assumptions used in calculating the liability for unpaid losses and loss adjustment expenses for the year ended December 31, 2017.

The Company paid assumed reinsurance claims of $68,418, $69,370 and $62,527 and incurred assumed reinsurance claims of $68,498, $68,586 and $62,084 for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company paid ceded reinsurance claims of $20,556, $20,153 and $18,404, and incurred ceded reinsurance claims of $22,828, $20,045 and $30,797 for the years ended December 31, 2017, 2016 and 2015, respectively.

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES, (continued)

As of December 31, 2017 and 2016, respectively, the Company had $6,390,805 and $5,694,620 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $25,026 and $25,779 at December 31, 2017 and 2016, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2017
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$1,249,798	$—	$—	$1,249,798	11.2%
At book value less current surrender
charge of 5% or more	693,689	—	—	693,689	6.2%
At fair value	—	—	6,500,005	6,500,005	58.1%
Total with adjustment or at fair value	1,943,487	—	6,500,005	8,443,492	75.5%
At book value without adjustment
(minimal or no charge)	2,028,701	—	—	2,028,701	18.1%
Not subject to discretionary withdrawal	715,953	—	—	715,953	6.4%
Total gross	4,688,141	—	6,500,005	11,188,146	100.0%
Reinsurance ceded	43,892	—	—	43,892
Total annuity reserves and deposit-type funds	$4,644,249	$—	$6,500,005	$11,144,254

	2016
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$1,093,738	$—	$—	$1,093,738	10.8%
At book value less current surrender
charge of 5% or more	647,759	—	—	647,759	6.4%
At fair value	—	—	5,553,785	5,553,785	55.0%
Total with adjustment or at fair value	1,741,497	—	5,553,785	7,295,282	72.2%
At book value without adjustment
(minimal or no charge)	2,026,229	—	—	2,026,229	20.1%
Not subject to discretionary withdrawal	773,084	—	—	773,084	7.7%
Total gross	4,540,810	—	5,553,785	10,094,595	100.0%
Reinsurance ceded	57,174	—	—	57,174
Total annuity reserves and deposit-type funds	$4,483,636	$—	$5,553,785	$10,037,421

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2017	2016
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$3,660,867	$3,584,402
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	20,792	20,623
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	962,590	878,611
	4,644,249	4,483,636
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	6,500,005	5,553,785
Total	$11,144,254	$10,037,421

NOTE 18 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2017		2016
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$6,032	$4,408	$4,845	$2,738
Ordinary renewal	39,415	50,673	36,435	46,396
Group life	4	4	7	7
Total	$45,451	$55,085	$41,287	$49,141

NOTE 19 - SEPARATE ACCOUNTS

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies and group annuity contracts of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at fair value.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2017, the Company reported assets and liabilities from variable universal life, variable annuities, and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

As of December 31, 2017 and 2016 the Company’s Separate Account Statements included legally insulated assets of $7,436,334 and $6,404,013, respectively.

The Company does not engage in securities lending transactions within the separate account.

NOTE 19 - SEPARATE ACCOUNTS, (continued)

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2017	2016	2015
For the year ended December 31:
Premiums, considerations or deposits	$967,941	$703,809	$692,103
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$7,386,154	$6,345,937

Reserves subject to discretionary withdrawal:
At fair value	$7,386,154	$6,345,937
Total included in Separate account liabilities in the
Balance Sheets – Statutory Basis	$7,386,154	$6,345,937

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2017	2016	2015
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts	$967,941	$703,809	$692,103
Transfers from the separate accounts	(982,094)	(1,027,220)	(970,005)
Net transfers from separate accounts in the Summary of Operations and
Changes in Capital and Surplus – Statutory Basis of the Company	$(14,153)	$(323,411)	$(277,902)

NOTE 20 - RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY

A reconciliation of net income and capital and surplus of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP is as follows:

	2017	2016	2015
Statutory net income (loss) as reported	$106,312	$(4,796)	$(9,654)
Insurance reserves	658,652	338,568	77,210
Deferred policy acquisition costs and intangible assets	(2,004)	296	15,752
Deferred income taxes and other tax reclassifications	45,050	(3,063)	45,203
Gains and losses on investments	(5,946)	(4,184)	(1,858)
Income related to investments	25,004	5,499	(26,120)
Earnings of subsidiaries	7,548	(5,709)	3,575
Modco reserve adjustment, net	(274,754)	(120,972)	—
Separate account transfers assumed	(377,308)	(130,195)	—
Other	(858)	4,993	(1,142)
GAAP net income	$181,696	$80,437	$102,966

NOTE 20 - RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY, (continued)

	2017	2016	2015
Statutory surplus as reported	$1,555,583	$1,484,066	$1,532,221
Insurance reserves	126,972	131,572	107,654
Deferred policy acquisition costs and intangible assets	669,615	662,366	645,640
Deferred income taxes	(222,172)	(328,783)	(270,771)
Valuation of investments	163,832	43,651	(58,139)
Statutory investment reserves	253,746	243,167	245,237
Goodwill	45,698	45,698	15,315
Subsidiary equity	176,952	156,782	164,900
Statutory non-admitted assets	132,459	194,457	173,389
Surplus notes	(49,693)	(49,659)	(49,624)
Other	426	441	(2,825)
GAAP equity	$2,853,418	$2,583,758	$2,502,997

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a)        Financial Statements

The financial statements of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA and Ameritas Life Insurance Corp. are filed in Part B. They include:

Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA:
Report of Deloitte & Touche LLP, independent registered public accounting firm.
Statements of Net Assets as of December 31, 2017.
Statements of Operations for the period ended December 31, 2017.
Statements of Changes in Net Assets for the periods ended December 31, 2017 and 2016.
Financial Highlights for the periods ended December 31, 2017, 2016, 2015, 2014, and 2013.
Notes to Financial Statements for the periods ended December 31, 2017 and 2016.

Ameritas Life Insurance Corp.:
Report of Deloitte & Touche LLP, independent auditors.
Balance Sheets – Statutory Basis as of December 31, 2017 and 2016.
Summary of Operations and Changes in Capital and Surplus – Statutory Basis for each of the three years in the period ended December 31, 2017.
Statements of Cash Flows – Statutory Basis for each of the three years in the period ended December 31, 2017.
Notes to Financial Statements – Statutory Basis for the years ended December 31, 2017, 2016, and 2015.

All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Basis Financial Statements and therefore have been omitted.

There are no financial statements included in Parts A or C.

Item 24. Financial Statements and Exhibits (continued)

b)       Exhibits

Exhibit Number	Description of Exhibit

(1)		Resolution of Board of Directors of Ameritas Life Insurance Corp. establishing Ameritas Life Insurance Corp. Separate Account LLVA. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement for File No. 333-05529, filed June 7, 1996, EX-99.B1.
(2)		Custody Agreements. Not Applicable
(3)	(a)	Fourth Amended and Restated Principal Underwriting Agreement. Exhibit 3(a), filed herein.
(3)	(b)	Form of Selling Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 to Registration No. 333-151913, filed April 9, 2009, EX-99.C.
(4)	(a)	Form of Variable Annuity Contract. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement for File No. 333-120972, filed December 3, 2004, EX-4.
(4)	(b)	Guaranteed Lifetime Withdrawal Benefit 2 Rider. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement for File No. 333-182091, filed June 13, 2012, EX-4.
(5)		Form of Application for Variable Annuity Contract. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4/A Pre-Effective Amendment No. 1 to Registration No. 333-205138, filed September 15, 2015, EX.5.
(6)	(a)	Amended and Restated Articles of Incorporation of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 5 to Registration No. 333-182090, filed April 22, 2014, EX99.A.
(6)	(b)	Amended and Restated By-laws of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 9 to Registration No. 333-151912, filed February 24, 2016, EX-99.F2.
(7)		Reinsurance Agreements. Not applicable.
(8)	(a)	Participation Agreements.
	(1)	AIM/Invesco. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H.1.
	(2)	American Century. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.2.
	(3)	Calvert Variable Series and Calvert Variable Products. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration No. 333-142483, filed April 18, 2011, EX.99.H(1). Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 3 to Registration No. 333-205138, filed February 24, 2017, EX 8(a)(3).
	(4)	Deutsche Variable Series I and II. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.1.
	(5)	DFA. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post Effective Amendment No. 10 to Registration No. 333-120972, filed April 18, 2011, EX-99.H.
	(6)	Fidelity Variable Insurance Products Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.2.
	(7)	Franklin Templeton. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H.4.
	(8)	MFS Variable Insurance Trust. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8C.
	(9)	MFS Variable Insurance Trust II. Incorporated by reference to Carillon Account Form N-4 initial Registration Statement for No. 333-197146, filed July 1, 2014, EX-99.8(k).

	(10)	Morgan Stanley. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8D.
	(11)	Neuberger Berman. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement for File No. 333-05529, filed June 7, 1996, EX-99.B8A.
	(12)	PIMCO. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.3.
	(13)	Rydex Variable Trust. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form S-6/A Pre-Effective Amendment No. 1 to Registration No. 333-76359, filed June 11, 1999, EX-99.1(8)(C).
	(14)	T. Rowe Price. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.5.
	(15)	Third Avenue. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX. 99.H.5.
	(16)	Vanguard Variable Insurance Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H.6.
(8)	(b)	Amended and Restated General Administrative Services Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 14 to Registration No. 333-142483, filed January 20, 2012, EX-99.H.
(9)		Opinion and Consent of counsel. Exhibit 9, filed herein.
(10)		Consents of Independent Auditors and Independent Registered Public Accounting Firm. Exhibit 10, filed herein.
(11)		Omitted Financial Statements. Not applicable.
(12)		Initial Capital Agreements. Not applicable.
(13)		Powers of Attorney. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 3 to Registration No. 333-205138, filed February 24, 2017, EX-13, and Exhibit 13, filed herein.

Item 25.	Directors and Officers of the Depositor

Name and Principal	Position and Offices
Business Address*	with Depositor

JoAnn M. Martin	Director, Chair & Chief Executive Officer
William W. Lester	Director, President & Chief Operating Officer
James P. Abel	Director
John S. Dinsdale	Director
Thomas W. Knapp	Director
James R. Krieger	Director
Patricia A. McGuire	Director
Tonn M. Ostergard	Director
Kim M. Robak	Director
Paul C. Schorr, IV	Director
Bryan E. Slone	Director
James J. Barone	Senior Vice President, Group Distribution
Ryan C. Beasley	Senior Vice President, Shared Agency Distribution
Ann D. Diers	Vice President & Associate General Counsel, Variable Contracts & AIC
Patrick D. Fleming	Senior Vice President, Group National Accounts and Key Partnering Relationships
Karen M. Gustin	Executive Vice President, Group Division
Robert M. Jurgensmeier	Senior Vice President, Chief Actuary, Individual
Brent F. Korte	Senior Vice President and Chief Marketing Officer
Bruce E. Mieth	Senior Vice President, Group Operations
James Mikus	Senior Vice President & Chief Investment Officer
Lisa A. Mullen	Senior Vice President, Individual Financial Operations
Christine M. Neighbors	Senior Vice President, General Counsel
April L. Rimpley	Senior Vice President, Human Resources
Robert-John H. Sands	Senior Vice President, General Counsel & Corporate Secretary
Steven J. Valerius	President, Individual Division
Linda A. Whitmire	Senior Vice President, Chief Actuary, Corporate
Richard A. Wiedenbeck	Senior Vice President & Chief Information Officer
Kelly J. Wieseler	Senior Vice President, Group Chief Actuary & Underwriting
Susan K. Wilkinson	Senior Vice President, Chief Financial Officer & Treasurer

*	Principal business address: Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 26.	Organizations under common control with the depositor include:

Name of Corporation (state where organized)	Principal Business

Ameritas Mutual Holding Company (NE)	mutual insurance holding company

Ameritas Holding Company (NE)	stock insurance holding company

Ameritas Life Insurance Corp. (NE)	life/health insurance company
Calvert Investments Inc. (DE)	holding company
Calvert Investment Management, Inc. (DE)	asset management services

Griffin Realty, LLC (VA)	real estate investment company
Ameritas Investment Corp. (NE)	securities broker dealer and investment adviser
Ameritas Life Insurance Corp. of New York (NY)	life insurance company

Ameritas Investment Partners, Inc. (NE)	investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company.

Item 27.	Number of Contract Owners

As of March 31, 2017, there were 553 qualified contracts and 2,924 non-qualified contracts in the Separate Account.

Item 28.	Indemnification

Ameritas Life Insurance Corp.’s By-laws provide as follows:

Section 9.01. Mandatory Indemnification. (a) Every person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he or she is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful; and (b) To the extent that a director, officer, employee or agent of a Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in this section or any action, suit or proceeding by or in the right of the Corporation, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him or her in connection therewith.

Section 9.02. Application of Article. Any indemnification under Section 1 or otherwise (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the present or former director, officer, employee or agent is proper in the circumstances because he or she has met the applicable standard of conduct set forth in Section 1. Such determination shall be made, with respect to a person who is a director or officer at the time of such determination (1) by a majority vote of the directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) by a committee of such directors designated by majority vote of such directors, even though less than a quorum, or (3) if there are no such directors, or if such directors so direct, by independent legal counsel in a written opinion, or (4) by the shareholders.

Section 9.03. Advance Payment. Expenses (including attorneys’ fees) incurred by any current or former officer, director, employee or agent in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such current or former officer, director, employee or agent to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the corporation as authorized in this section.

Section 9.04. Other Rights. The indemnification and advancement of expenses provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any by-law, agreement, vote of shareholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 9.05. Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify him or her against such liability under the provisions of this Article.

Under the Nebraska Business Corporation Act, Ameritas Life Insurance Corp. is required to indemnify a director or officer who was wholly successful in defense of any proceeding to which he or she was a party because of his or her position as a director or officer of the corporation against expenses incurred in connection with the proceeding. Under the Nebraska Business Corporation Act, Ameritas Life Insurance Corp. is permitted, but not required, to indemnify a director or officer against liability if the director or officer conducted himself or herself in good faith, and the director or officer reasonably believed, in the case of conduct in an official capacity, that his or her conduct was in the best interests of the corporation, and, in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation, and, in the case of any criminal proceeding, the director or officer had no reasonable cause to believe his or her conduct was unlawful.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

a)	Ameritas Investment Corp. ("AIC"), which serves as the principal underwriter for the variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life of NY Separate Account VA, and Carillon Account and for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account.

b)	The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

Name and Principal	Positions and Offices
Business Address	With Underwriter
William W. Lester*	Director & Chair
Cheryl L. Heilman*	Director & President
Ryan C. Beasley*	Director
Brent F. Korte*	Director
Michael D. Burns*	Senior Vice President, Chief Compliance & Risk Management Officer
Gerald Q. Herbert*	Vice President, Chief Financial Officer
Robert-John H. Sands*	Corporate Secretary

*	Principal business address: Ameritas Investment Corp., 5900 O Street, Lincoln, Nebraska 68510.

c)       Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Ameritas Investment Corp. ("AIC")	$478,345	$0	$0	$137,625

(2)+(4)+(5) = Gross variable annuity compensation received by AIC.

(3) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.

(4) = Sales compensation received by AIC for retail sales.

(5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30.	Location of Separate Account and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 31.	Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 32.	Undertakings

(a)	Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)	Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVA, certifies that it meets all the requirements of Securities Act Rule 485(b) for effectiveness of this Registration and has caused this Post-Effective Amendment No. 5 to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 26th day of April 2018.

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA, Registrant

AMERITAS LIFE INSURANCE CORP., Depositor

By: /s/ JoAnn M. Martin*
Chair of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 26, 2018.

SIGNATURE	TITLE
JoAnn M. Martin *	Director, Chair & Chief Executive Officer
William W. Lester	Director, President & Chief Operating Officer
James P. Abel *	Director
John S. Dinsdale *	Director
Thomas W. Knapp**	Director
James R. Krieger *	Director
Patricia A. McGuire*	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
Bryan E. Slone *	Director
Robert-John H. Sands *	Senior Vice President, General Counsel & Corporate Secretary
Steven J. Valerius *	President, Individual Division
Susan K Wilkinson*	Senior Vice President, Chief Financial Officer & Treasurer

/s/ Ann D. Diers
Ann D. Diers	Vice President & Associate General Counsel, Variable Contracts & AIC

*	Signed by Ann D. Diers under Powers of Attorney executed effective as of January 1, 2017.

**	Signed by Ann D. Diers under Powers of Attorney executed effective as of February 15, 2018.

Exhibit Index

Exhibit

3(a)	Fourth Amended and Restated Principal Underwriting Agreement.
9	Opinion and Consent of Counsel
10	Consents and Independent Auditors and Independent Registered Accounting Firm
13	Powers of Attorney